As filed with the Securities and Exchange Commission on June 6, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR
   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-21332

                           RMK High Income Fund, Inc.
            --------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

       Registrant's telephone number, including area code: (901) 524-4100

                              Allen B. Morgan, Jr.
                               Morgan Keegan Tower
                               Fifty Front Street
                            Memphis, Tennessee 38103
                     (Name and address of agent for service)

                                 with copies to

                              Arthur J. Brown, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                          1800 Massachusetts Ave., N.W.
                           Washington, D.C. 20036-1800

                     Date of fiscal year end: March 31, 2005
                    Date of reporting period: March 31, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1):


        Annual Report
        March 31, 2005
[LOGO]  RMK Advantage Income Fund, Inc.
        RMK High Income Fund, Inc.
        RMK Strategic Income Fund, Inc.


                                TABLE OF CONTENTS

Letter to Stockholders                                                         1

RMK Advantage Income Fund, Inc. Portfolio Commentary                           2

RMK Advantage Income Fund, Inc. Portfolio of Investments                       6

RMK High Income Fund, Inc. Portfolio Commentary                               16

RMK High Income Fund, Inc. Portfolio of Investments                           20

RMK Strategic Income Fund, Inc. Portfolio Commentary                          32

RMK Strategic Income Fund, Inc. Portfolio of Investments                      36

Statements of Assets and Liabilities                                          47

Statements of Operations                                                      48

Statements of Changes in Net Assets                                           50

Statements of Cash Flows                                                      52

Notes to Financial Statements                                                 53

Financial Highlights                                                          61

Report of Independent Registered Public Accounting Firm                       63

Board of Directors and Officers                                               64

Dividend Reinvestment Plan                                                    69

Privacy Policy                                                                71

Supplemental Information                                                      72

Regions Morgan Keegan Fund Complex                                            76


THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS' SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

--------------------------------------------------------------------------------
     NOT FDIC INSURED             MAY LOSE VALUE             NO BANK GUARANTEE
--------------------------------------------------------------------------------

                             LETTER TO STOCKHOLDERS

Dear Fellow Stockholders:

We are pleased to present the enclosed combined annual stockholder reports for RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc. You will find information on each Fund's strategy and investments, as well as performance for the fiscal years and period ended March 31, 2005.

Since all three Funds' fiscal years end on March 31, this annual report covers a full year of investment operations for RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. and about five months of investment operations for RMK Advantage Income Fund, Inc. In early November 2004, the Regions Morgan Keegan Fund Complex successfully launched its third closed-end fund, RMK Advantage Income Fund, Inc., which trades on the New York Stock Exchange under the ticker symbol RMA. It is also managed by James C. Kelsoe, Jr., CFA and his team of experienced investment professionals. Our mission remains to offer the investment products to help our investors achieve their financial goals.

As always, we appreciate your continued support of the Regions Morgan Keegan closed-end funds and the other Regions Morgan Keegan funds. We remain committed to helping you preserve and accumulate wealth through investments in our family of funds. You have our commitment to bring you the highest level of disciplined decision-making and personal service to meet your financial needs.

Sincerely,


/s/ Carter E. Anthony
---------------------
Carter E. Anthony, CFA
President
Morgan Asset Management, Inc.

MAY 23, 2005

RMK Advantage Income Fund, Inc.
Portfolio Commentary
March 31, 2005

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

RMK Advantage Income Fund, Inc. (the "Fund") began trading on November 8, 2004 under the ticker symbol RMA after an initial public offering at $15 per share. The Fund had a total return of 7.30% for the period ended March 31, 2005, based on market price and reinvested dividends. The Fund had a total return of 3.53% for the period ended March 31, 2005, based on net asset value and reinvested dividends. From November 8, 2004 until March 31, 2005, the LEHMAN BROTHERS BA U.S. HIGH YIELD INDEX had a total return of -0.56%. The Fund's strong performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distributions and the relative net asset value stability produced by the Fund's allocation in a wide variety of asset types.

The Fund paid monthly dividends out of the net investment income of the Fund of $0.12, $0.12, and $0.13 per share for January, February and March, respectively. Additionally, the Fund paid a one-time special dividend distribution of $0.11 per share in December 2004 producing a total income distribution of $0.48 per share since the Fund commenced investment operations.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification allows us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2004 included commercial mortgage-backed securities, distressed credit card receivables, below investment grade corporate bonds and dividend-paying common stocks.

Within the asset-backed securities, credit card receivables from issuers like Nextcard, First Consumers, and Metris provided a boost to the Fund's returns in late 2004. Elevated delinquencies and charge-offs caused these assets to suffer significant credit downgrades and to trade down as low as 30%-40% discounts of the original issue. A recovering economy mitigated delinquencies and the robust structure of those trusts caused these assets to recover virtually all of their value.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the period ended March 31, 2005, the leverage was beneficial to stockholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested an equivalent amount of assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

For 2005, we expect continued economic recovery and continued increases in short-term interest rates by the Federal Reserve. To position the Fund to take advantage of these conditions, we have increased our allocation of floating rate bonds. These bonds, which may be corporate or asset-backed, have coupon rates that will increase as short-term interest rates increase. This feature should allow the Fund to benefit from rising rates as well as maintain its net asset value. We also expect business conditions to continue to improve, which should produce a continual uptrend in corporate as well as household earnings. The Fund stands to benefit from this trend by increasing our investments in corporate debt and securitized home equity loans.


/s/ James C. Kelsoe
-------------------------
James C. Kelsoe, Jr., CFA
Portfolio Manager

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS' SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

PORTFOLIO STATISTICS AS OF 3/31/05

Portfolio Credit Rating                                                      BB-
Portfolio Current Yield                                                    9.97%
Portfolio Yield to Maturity                                               10.19%
Portfolio Duration                                                    3.11 Years
Percentage of Leveraged Assets                                            11.00%
Number of Holdings                                                           154
Ticker Symbol                                                                RMA
CUSIP                                                                 74963L 103

ASSET ALLOCATION* AS OF 3/31/05
[Pie Chart Representation]

Certificate-Backed Obligations                     2.1%
Mortgage-Backed Securities                         1.8%
Corporate Bonds                                   23.5%
Home Equity Loans                                 16.9%
Collateralized Equipment Leases                   14.2%
Manufactured Housing Loans                         7.2%
Common Stock                                       6.8%
Commercial Loans                                   6.7%
Franchise Loans                                    6.5%
Collateralized Obligations                         6.2%
Cash Equivalents                                   5.7%
Other                                              2.4%

* Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments. Current holdings may not reflect the holdings as of the date of this report.

CREDIT QUALITY DISTRIBUTION* AS OF 3/31/05

AAA                                                                         3.6%
AA                                                                          2.0%
A                                                                           4.7%
BBB                                                                         4.4%
BB                                                                          9.1%
B                                                                           5.3%
CCC                                                                         8.8%
CC                                                                          1.3%
D                                                                           2.7%
NR                                                                          8.1%

* Each rating category above includes all bonds within the broad rating category (i.e., BBB includes all bonds rated BBB+, BBB, and BBB-). Current holdings may not reflect the holdings as of the date of this report.

                          NAV & MARKET PRICE HISTORY(1)

The graph below illustrates the net asset value and market price history of RMK Advantage Income Fund, Inc. (NYSE: RMA) from November 8, 2004 (commencement of investment operations) to March 31, 2005.

[GRAPH REPRESENTATION]


Date                  NAV               Market Price History
----                  ---               --------------------
11/08/2004            $14.33            $15.00
11/09/2004            $14.20            $15.25
11/10/2004            $14.20            $15.29
11/11/2004            $14.34            $15.29
11/12/2004            $14.35            $15.35
11/13/2004            $14.35            $15.35
11/14/2004            $14.35            $15.35
11/15/2004            $14.35            $15.70
11/16/2004            $14.34            $15.68
11/17/2004            $14.35            $15.49
11/18/2004            $14.33            $15.45
11/19/2004            $14.32            $15.65
11/20/2004            $14.32            $15.65
11/21/2004            $14.32            $15.65
11/22/2004            $14.33            $15.70
11/23/2004            $14.33            $15.70
11/24/2004            $14.33            $15.70
11/25/2004            $14.33            $15.70
11/26/2004            $14.34            $15.90
11/27/2004            $14.34            $15.90
11/28/2004            $14.34            $15.90
11/29/2004            $14.33            $15.79
11/30/2004            $14.34            $15.90
12/01/2004            $14.36            $15.94
12/02/2004            $14.36            $15.87
12/03/2004            $14.38            $15.90
12/04/2004            $14.38            $15.90
12/05/2004            $14.38            $15.90
12/06/2004            $14.25            $15.82
12/07/2004            $14.24            $15.80
12/08/2004            $14.25            $15.70
12/09/2004            $14.26            $15.75
12/10/2004            $14.25            $15.85
12/11/2004            $14.25            $15.85
12/12/2004            $14.25            $15.85
12/13/2004            $14.27            $15.79
12/14/2004            $14.28            $15.75
12/15/2004            $14.30            $15.74
12/16/2004            $14.36            $15.81
12/17/2004            $14.34            $15.90
12/18/2004            $14.34            $15.90
12/19/2004            $14.34            $15.90
12/20/2004            $14.35            $15.72
12/21/2004            $14.38            $15.82
12/22/2004            $14.38            $15.90
12/23/2004            $14.40            $16.00
12/24/2004            $14.40            $16.00
12/25/2004            $14.40            $16.00
12/26/2004            $14.40            $16.00
12/27/2004            $14.39            $15.88
12/28/2004            $14.40            $16.00
12/29/2004            $14.41            $16.05
12/30/2004            $14.42            $16.06
12/31/2004            $14.43            $16.04
01/01/2005            $14.43            $16.04
01/02/2005            $14.43            $16.04
01/03/2005            $14.42            $16.00
01/04/2005            $14.41            $16.17
01/05/2005            $14.42            $16.14
01/06/2005            $14.43            $16.10
01/07/2005            $14.31            $16.10
01/08/2005            $14.31            $16.10

01/09/2005            $14.31            $16.10
01/10/2005            $14.31            $16.08
01/11/2005            $14.31            $15.81
01/12/2005            $14.31            $16.03
01/13/2005            $14.31            $16.10
01/14/2005            $14.33            $16.07
01/15/2005            $14.33            $16.07
01/16/2005            $14.33            $16.07
01/17/2005            $14.33            $16.07
01/18/2005            $14.35            $16.10
01/19/2005            $14.35            $16.02
01/20/2005            $14.32            $15.94
01/21/2005            $14.33            $15.95
01/22/2005            $14.33            $15.95
01/23/2005            $14.33            $15.95
01/24/2005            $14.32            $15.81
01/25/2005            $14.33            $15.95
01/26/2005            $14.36            $16.08
01/27/2005            $14.36            $16.10
01/28/2005            $14.38            $16.15
01/29/2005            $14.38            $16.15
01/30/2005            $14.38            $16.15
01/31/2005            $14.38            $16.21
02/01/2005            $14.40            $16.22
02/02/2005            $14.41            $16.18
02/03/2005            $14.41            $16.15
02/04/2005            $14.44            $16.23
02/05/2005            $14.44            $16.23
02/06/2005            $14.44            $16.23
02/07/2005            $14.45            $16.26
02/08/2005            $14.33            $16.07
02/09/2005            $14.33            $16.20
02/10/2005            $14.33            $16.05
02/11/2005            $14.35            $16.20
02/12/2005            $14.35            $16.20
02/13/2005            $14.35            $16.20
02/14/2005            $14.35            $16.05
02/15/2005            $14.36            $16.26
02/16/2005            $14.38            $16.20
02/17/2005            $14.38            $16.15
02/18/2005            $14.39            $16.14
02/19/2005            $14.39            $16.14
02/20/2005            $14.39            $16.14
02/21/2005            $14.39            $16.14
02/22/2005            $14.38            $16.05
02/23/2005            $14.39            $15.92
02/24/2005            $14.41            $16.03
02/25/2005            $14.42            $16.06
02/26/2005            $14.42            $16.06
02/27/2005            $14.42            $16.06
02/28/2005             14.42             16.06
03/01/2005            $14.42            $15.97
03/02/2005            $14.43            $16.13
03/03/2005            $14.46            $16.12
03/04/2005            $14.49            $16.05
03/05/2005            $14.49            $16.05
03/06/2005            $14.49            $16.05
03/07/2005            $14.51            $16.09
03/08/2005            $14.38            $16.02
03/09/2005            $14.36            $15.88
03/10/2005            $14.36            $15.76
03/11/2005            $14.39            $15.36
03/12/2005            $14.39            $15.36

03/13/2005            $14.39            $15.36
03/14/2005            $14.40            $15.51
03/15/2005            $14.39            $15.39
03/16/2005            $14.34            $15.14
03/17/2005            $14.35            $15.25
03/18/2005            $14.35            $15.40
03/19/2005            $14.35            $15.40
03/20/2005            $14.35            $15.40
03/21/2005            $14.32            $15.28
03/22/2005            $14.29            $15.24
03/23/2005            $14.31            $14.75
03/24/2005            $14.34            $14.92
03/25/2005            $14.34            $14.92
03/26/2005            $14.34            $14.92
03/27/2005            $14.34            $14.92
03/28/2005             14.36             15.15
03/29/2005            $14.32            $15.25
03/30/2005            $14.39            $15.47
03/31/2005            $14.37            $15.59

(1) Net asset value is calculated after the close of the exchanges each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a security was sold on an exchange.

FUND PERFORMANCE

TOTAL RETURNS AS OF                                  MARKET           NET ASSET
MARCH 31, 2005                                        VALUE             VALUE

Commencement of Investment Operations (11/8/04)       7.30%              3.53%

     Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-800-564-2188.

RMK Advantage Income Fund, Inc.
Portfolio of Investments
March 31, 2005

  Principal                                                              NRSRO
   Amount/                                                              Rating                          Market
   Shares       Description                                            (Unaudited)     Cost            Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 15.6% OF NET ASSETS

                COLLATERALIZED BOND OBLIGATION - 2.5%
 2,000,000      2004-1A COM1, 2.00% 1/10/40                              BBB        $   1,990,062      $   1,990,000
 4,200,000      Restructured Asset Backed 2003-3A A3, 2.56% 1/29/22 (a)  AA-            3,356,057          3,344,250
 5,000,000      Witherspoon 2004-1A COM1, 11.50% 9/15/39                 BBB+           5,000,000          5,000,000
                                                                                  ------------------ ------------------
                                                                                    $  10,346,119      $  10,334,250
                                                                                  ------------------ ------------------

                COMMERCIAL LOANS - 0.4%
 2,000,000      FFCA Secured Lending 1998-1 D1, 7.81% 1/18/17(a)         BBB-           1,581,650          1,580,000

                EQUIPMENT LEASES - 6.8%
 8,586,169      AERCO 2A A3, 2.863% 7/15/25                              BBB            6,408,440          6,343,033
11,750,000      Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24        BBB            8,208,671          8,136,875
 3,000,000      Aviation Capital 2000-1A A1, 3.07% 11/15/25 (a)          BBB            2,251,788          2,272,080
15,000,000      Lease Investment Flight Trust 1 A1, 2.49% 7/15/31        BBB           10,356,145         10,575,000
                                                                                  ------------------ ------------------
                                                                                    $  27,225,044      $  27,326,988
                                                                                  ------------------ ------------------
                HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 4.9%
 7,613,000      Ace Securities 2004-HE3 M11, 5.46% 11/25/34              BBB-           6,240,150          6,927,830
 3,000,000      Ace Securities 2004-HE4 M11, 5.694% 12/25/34             BBB-           2,405,756          2,807,820
 2,000,000      First Franklin 2004-FF5, 8.594% 8/25/34 (a)              BBB            2,000,000          2,000,000
 8,375,214      Long Beach Mortgage 2001-1 M2, 2.91% 4/21/31             A              8,132,764          8,097,827
                                                                                  ------------------ ------------------
                                                                                    $  18,778,670      $  19,833,477
                                                                                  ------------------ ------------------

                MANUFACTURED HOUSING LOANS - 1.0%
 4,500,000      Green Tree Financial 1996-9 M1, 7.63% 1/15/28            BBB            4,045,739          4,097,295
                                                                                  ------------------ ------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                    $  61,977,222      $  63,172,010
                                                                                  ------------------ ------------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 55.2% OF
NET ASSETS

                CERTIFICATE-BACKED OBLIGATIONS - 2.4%
 5,000,000      NCAPS Funding 2003-2A SIN, 10.00% 1/15/34 (a)            Non-rated      4,851,929          4,850,000

 Principal                                                                   NRSRO
   Amount/                                                                  Rating                        Market
   Shares       Description                                                (Unaudited)    Cost            Value (b)
 3,000,000      Preferred Term Securities XVII, 6/23/35 (a) (e)          Non-rated  $   3,000,000      $   3,000,000

 2,000,000      US Capital Funding III, 14.00% 12/1/35 (a)               Non-rated      2,000,000          2,000,000
                                                                                  ------------------ ------------------
                                                                                    $   9,851,929      $   9,850,000
                                                                                  ------------------ ------------------
                COLLATERALIZED DEBT OBLIGATION - 4.6%
 4,000,000      Hewett's Island 2004-1A COM, 12/15/16 (e)                BB             4,000,000          4,000,000
 2,000,000      Hewett's Island II,
                12/15/16 (a) (e)                                         Non-rated      1,980,079          1,980,000
 3,900,000      MKP 4A CS, 2.00% 7/12/40                                 Non-rated      3,900,000          3,900,000
 6,000,000      Prestl XVI Combination Notes, 10.00% 3/23/35 (a)         Non-rated      6,000,000          6,119,160
 2,500,000      Stanfield 2A D1, 8.76% 4/15/15 (a)                       CCC-           2,475,007          2,475,000
                                                                                  ------------------ ------------------
                                                                                    $  18,355,086      $  18,474,160
                                                                                  ------------------ ------------------
                COMMERCIAL LOANS - 7.7%
 1,171,422      Banc of America 2000-1 M, 6.00% 11/15/31 (a)             B-               766,216            757,207
32,805,935      Enterprise Mortgage 2000-1 A2, 7.505% 1/15/27 (a)        B-            18,630,691         18,371,324
10,000,000      GS Mortgage 1998-C1 H, 6.00% 10/15/30 (a)                CCC            4,821,091          4,742,100
 3,750,000      Lehman Brothers 2002-LLFA L, 3.50% 6/14/17 (a)           BB+            3,713,531          3,712,500
 4,000,000      Merrill Lynch 204-WMC3 B4, 5.00% 1/25/35 (a)             BB+            3,324,641          3,342,760
                                                                                  ------------------ ------------------
                                                                                    $  31,256,170      $  30,925,891
                                                                                  ------------------ ------------------
                CREDIT CARDS - 1.8%
10,000,000      Nextcard 2000-1 A C, 2.7443% 12/15/06 (a)                CCC-           7,592,767          7,100,000

                EQUIPMENT LEASES - 9.5%
                Airplanes Pass Through Trust 2001-1A A9, 3.14% 3/15/19   BB+            3,767,107          3,736,250
 7,000,000
 8,832,885      Aviation Capital 2000-1A C1, 4.76% 11/15/25 (a)          B              2,260,238          2,252,385
 3,591,305      DVI Receivables 2002-1 A3A, 3.121% 6/11/10               CCC            2,542,428          2,540,848
 9,000,000      Embarcadero Aircraft 2000-A A1, 3.07% 8/15/25 (a)        BB             5,045,916          5,220,000
 5,537,610      Pegasus Aviation 1999-1A A1, 6.30% 3/25/29 (a)           CCC+           2,768,805          2,767,587
 9,000,000      Pegasus Aviation 1999-1A A2, 6.30% 3/25/29 (a)           CCC+           4,672,660          4,477,500
15,664,982      Pegasus Aviation 2000-1 A1, 3.275% 3/25/15 (a)           B-         $   8,388,683      $   8,282,859
18,000,000      Pegasus Aviation 2001-1A A2, 2.667% 5/10/31 (a)          BB+            9,297,734          9,225,000
                                                                                  ------------------ ------------------
                                                                                    $  38,743,571      $  38,502,429
                                                                                  ------------------ ------------------
                FRANCHISE LOANS - 7.4%
 5,000,000      ACLB Business Trust 1999-1 A3, 7.385% 8/15/20 (a)        B+             4,389,886          4,475,450
 2,723,041      Captec Franchise 1999-1 A2, 7.278% 4/25/11 (a)           BB             2,607,099          2,704,633
 5,000,000      Captec Franchise 2000-1 A2, 8.155% 6/15/13 (a)           BB-            4,432,205          4,331,200
 1,617,000      Falcon Franchise 2001-1 F, 6.50% 1/5/23                  B              1,204,639          1,066,137
12,927,024      FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)           D              9,593,456          9,303,980
 1,425,163      FMAC Loan Trust 1998-A A2, 6.50% 9/15/20 (a)             C                934,177            932,655
10,289,956      FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)           C              7,414,985          7,080,550
                                                                                  ------------------ ------------------
                                                                                    $  30,576,447      $  29,894,605
                                                                                  ------------------ ------------------
                HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 14.5%
 9,950,000      Ace Securities 2004-HE3 B, 5.459% 11/25/34 (a)           BB+            7,535,031          8,557,000
 2,000,000      Ace Securities 2004-HE4 B, 5.694% 12/25/34 (a)           Non-rated      1,426,391          1,722,820
 4,463,000      Ace Securities 2005-HE2 B1, 6.06% 4/25/35 (a)            Non-rated      3,709,858          3,709,646
 2,000,000      Equifirst Mortgage 2004-3 B1, 5.708% 12/25/34 (a)        BB+            1,651,725          1,800,000

  Principal                                                              NRSRO
   Amount/                                                              Rating                          Market
   Shares       Description                                            (Unaudited)     Cost            Value (b)
 7,038,000      Equifirst Mortgage 2004-3 B2, 5.708% 12/25/34 (a)        BB             5,502,491          6,123,060
 1,000,000      Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)          BB-              827,626            827,500
 1,757,000      Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)          Non-rated      1,453,041          1,452,828
 6,778,000      First Franklin 2004-FF11 B1, 5.431% 1/25/35 (a)          Non-rated      5,500,496          6,134,090
 6,778,000      First Franklin 2004-FF11 B2, 5.431% 1/25/35 (a)          Non-rated      5,302,262          5,947,695
 2,000,000      GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)               Non-rated      1,552,348          1,550,000
 4,097,781      Long Beach Mortgage 2001-4 M3, 4.683% 3/25/32                CCC+       3,658,258          3,483,114
 9,312,000      Merrill Lynch 2004-WMC1 B4, 5.181% 10/25/34 (a)          BB+  $         7,928,270     $    7,915,200
 2,000,000      Merrill Lynch 2005-SL1 B5, 6.27% 1/25/35 (a)             BB             1,784,853          1,784,420
                Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35
                interest-only strips                                     Non-rated      7,553,646          7,547,550
                                                                                  ------------------ ------------------
                                                                                   $   55,386,296     $   58,554,923
                                                                                  ------------------ ------------------
                MANUFACTURED HOUSING LOANS - 7.3%
14,191,856      Bombardier Capital 2000-A A2, 7.575% 6/15/30             CC            11,548,921         10,971,298
 3,000,000      Green Tree Financial 1996-7 B1, 7.70% 10/15/27 10/15/27  CCC-             963,156            893,190
17,000,000      Green Tree Financial 1998-3 M1, 6.86% 3/1/30             B-             7,464,186          7,320,710
13,025,000      Green Tree Financial 1998-8 M1, 6.98% 9/1/30             B-             5,946,692          5,642,560
 7,000,000      Green Tree Financial 1999-4 M1, 7.60% 5/1/31C            CCC-           1,462,777          1,351,280
 3,891,919      Oakwood Mortgage 2001-C A4, 7.405% 12/15/30              CCC-           2,965,719          2,923,376
 1,300,000      Oakwood Mortgage 2002-C M1, 6.89% 11/15/32               CCC+             377,731            378,781
                                                                                  ------------------ ------------------
                                                                                   $   30,729,182     $   29,481,195
                                                                                  ------------------ ------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE                               $  222,491,448     $  222,783,203
                                                                                  ------------------ ------------------

CORPORATE BONDS - NON-INVESTMENT GRADE - 27.0% OF NET ASSETS

                BUSINESS SERVICES - 1.9%
 2,000,000      Comforce Operating, 12.00% 12/1/07                       Non-rated      2,000,000          2,000,000
                Danka Business,
   600,000      10.00% Bond 4/1/08                                       Non-rated        580,476            505,500
                MSX International,
 2,000,000      11.00% Bond 10/15/07                                     B-             2,007,251          2,000,000
                MSX International,
 4,000,000      11.375% Bond 1/15/08                                     CCC+           3,325,716          3,160,000
                                                                                  ------------------ ------------------
                                                                                   $    7,913,443     $    7,665,500
                                                                                  ------------------ ------------------
                CONSTRUCTION - 0.7%
 1,600,000      Integrated Electrical Services, 9.375% Bond 2/1/09       CCC            1,473,248          1,528,000
 1,350,000      Integrated Electrical Services, 9.375% Bond 2/1/09       CCC            1,251,603          1,296,000
                                                                                  ------------------ ------------------
                                                                                   $    2,724,851     $    2,824,000
                                                                                  ------------------ ------------------
                ELECTRONICS - 1.8%
 3,652,000      Knowles Electronics,
                13.125% Bond 10/15/09                                    CCC        $   3,828,362      $   3,761,560
 3,750,000      Motors and Gears,
                10.75% Bond 11/15/06                                     CCC            3,659,839          3,440,625
                                                                                  ------------------ ------------------
                                                                                  $   7,488,201        $   7,202,185
                                                                                  ------------------ ------------------
                ENERGY - 1.7%
                Abraxas Petroleum,
 2,400,000      9.72% Bond 12/1/09 (a)                                   Non-rated      2,390,122          2,352,000
 1,750,000      Calpine, 8.75% Bond 7/15/13 (a)                          B              1,440,696          1,321,250
 3,000,000      Calpine, 9.875% Bond 12/1/11 (a)                         B              2,561,011          2,370,000
 1,000,000      United Refining, 10.50% 8/15/12 (a)                      B-             1,031,951          1,005,000
                                                                                  ------------------ ------------------
                                                                                    $   7,423,780      $   7,048,250
                                                                                  ------------------ ------------------
                FINANCE - 1.8%
 3,850,000      Advanta Capital Trust, 8.99% 12/17/26                    CCC            3,786,128          3,744,125
 3,250,000      Labranche, 11.00% Bond 5/15/12                           B              3,485,391          3,445,000
                                                                                  ------------------ ------------------
                                                                                    $   7,271,519      $   7,189,125
                                                                                  ------------------ ------------------
                FOOD - 1.1%
                Ameriqual Group,                                         B+             1,100,000          1,100,000

                                                           11

  Principal                                                              NRSRO
   Amount/                                                              Rating                          Market
   Shares       Description                                            (Unaudited)     Cost            Value (b)
 1,100,000      9.00% Bond 4/1/12 (a)
                Land O Lakes,
 5,000,000      7.45% Bond 3/15/28 (a)                                   CCC            3,330,357          3,475,000
                                                                                  ------------------ ------------------
                                                                                    $   4,430,357      $   4,575,000
                                                                                  ------------------ ------------------
                HEALTH CARE - 0.8%
 3,250,000      Hanger Orthopedic Group, 10.375% Bond 2/15/06            CCC+           3,230,434          3,225,625

                MANUFACTURING - 4.8%
 2,000,000      Consolidated Container, 10.125% Bond 7/15/09             CCC            1,948,464          1,860,000
 2,800,000      Dura Operating, 9.00% Bond 5/1/09                                       2,639,485          2,212,000
 1,000,000      Elgin National,
                11.00% Bond 11/1/07                                      CCC-             950,944            947,960
 4,000,000      Foamex L.P., 10.75% Bond 4/1/09                          B-             3,804,022          3,520,000
 3,997,000      GSI Group, 10.25% Bond 11/1/07                           Non-rated      3,970,264          3,997,000
 2,200,000      Intermet, Zero Coupon Bond 6/15/09 in default (c)        Non-rated      1,420,808          1,232,000
 2,600,000      US Can, 12.375% Bond 10/1/10                             CCC+           2,381,889          2,444,000
 3,250,000      VITRO S.A.,
                11.75% Bond 11/1/13 (a)                                  CCC+           3,185,212          3,087,500
                                                                                  ------------------ ------------------
                                                                                    $  20,301,088      $  19,300,460
                                                                                  ------------------ ------------------
                PHARMACEUTICALS - 0.4%
 2,000,000      Curative Health,
                10.75% Bond 5/1/11                                       B-         $   1,809,611      $   1,645,000

                PRINTING - 0.2%
1,100,000       American Color Graphics,
                10.00% Bond 6/15/10                                      CCC              802,870            715,000

                RETAIL - 1.3%                                            CCC+           2,693,487          2,486,250
 2,925,000      General Nutrition Center,
                8.50% Bond 12/1/10                                       CCC+           1,270,613          1,275,000
 1,250,000      New World Restaurant,
                13.00% Bond 7/1/08                                       CCC-           1,632,076          1,618,750
 1,750,000      Star Gas Partner,                                                 ------------------ ------------------
                                                                                    $   5,596,176      $   5,380,000
                                                                                  ------------------ ------------------
                SPECIAL PURPOSE ENTITY - 4.0%
 7,000,000      Dow Jones CDX HY T1, 7.75% Bond 12/29/09 (a)             B-             7,188,887          6,833,750
10,000,000      Dow Jones CDX HY T4, 10.50% Bond 12/29/09 (a)            Non-rated     10,000,000          9,512,500
                                                                                  ------------------ ------------------
                                                                                    $  17,188,887      $  16,346,250
                                                                                  ------------------ ------------------
                TELECOMMUNICATIONS - 4.7%
   962,000      American Cellular,
                10.00% Bond 8/1/11                                       B-               823,117              885,040
 3,400,000      BARAK I.T.C., Zero Coupon Bond 11/15/07 in
                default (c)(d)                                           Non-rated      2,044,521            1,836,000
   900,000      Call-Net Enterprises,
                10.625% Bond 12/31/08 (d)                                B-               881,226              945,000
 3,375,000      Charter Communication, Zero Coupon Bond 5/15/11          CCC-           2,500,175            2,328,750
 2,000,000      Charter, 10.00% Bond 5/15/11                             CCC-           1,595,081            1,535,000
 3,500,000      Level 3 Financing,
                10.75% Bond 10/15/11 (a)                                 CC             3,130,235            3,071,250
 2,750,000      Primus Telecommunications, 8.00% Bond 1/15/14            CCC            2,319,759            1,980,000
 1,240,000      Primus Telecommunications,
                12.75% Bond 10/15/09                                     CCC            1,196,411          1,140,800
 1,650,000      Rural Cellular,
                9.75% Bond 1/15/10                                       CCC            1,499,949          1,509,750
 3,000,000      Time Warner,
                10.125% Bond 2/1/11                                      CCC+           2,919,079          2,895,000
   700,000      Transtel S.A.,
                12.50% Bond 12/31/08 (a)                                 Non-rated        656,754            658,000
                                                                                  ------------------ ------------------
                                                                                     $  19,566,307        $  18,784,590
                                                                                  ------------------ ------------------

  Principal                                                              NRSRO
   Amount/                                                              Rating                          Market
   Shares       Description                                            (Unaudited)     Cost            Value (b)

                TOBACCO - 0.9%
 4,715,000      North Atlantic Trading,
                9.25% Bond 3/1/12                                        CCC       $    4,533,054     $    3,536,250

                TRANSPORTATION - 0.4%
                Greyhound Lines,
1,630,000       11.50% Bond 4/15/07                                      CCC-           1,630,549          1,638,150

                TRAVEL - 0.5%
2,000,000       Worldspan Financial,
                9.024% Bond 2/15/11 (a)                                  CCC+           1,990,124          1,940,000

TOTAL CORPORATE BONDS - NON-INVESTMENT
GRADE                                                                              $  113,901,251     $  109,015,385
                                                                                  ------------------ ------------------
MORTGAGE BACKED SECURITIES - 1.9% OF NET ASSETS

                COLLATERALIZED MORTGAGE OBLIGATION - 1.9%
                Harborview Mortgage 2004-8 X, 1.446% 11/19/34
                interest-only strips                                     AAA            5,662,626          5,637,941
 2,310,000      Sasco Net Interest 2004-6XS B, 5.00% 3/28/34(a)          BB+            2,110,401          2,107,875
                                                                                  ------------------ ------------------
TOTAL MORTGAGE BACKED SECURITIES                                                  $    7,773,027     $    7,745,816
                                                                                  ------------------ ------------------

MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
1,250,000       Pima County Arizona IDA Health Care, 8.50% 11/15/32      Non-rated        781,291            774,825

COMMON STOCKS - 7.9% OF NET ASSETS
    48,400      American Capital Strategies, Ltd.                                       1,552,413          1,520,244
    61,710      Andrx Corporation (c)                                                   1,246,878          1,398,966
    54,600      Anthracite Capital, Inc.                                                  605,776            608,244
     6,100      Bank of America Corporation                                               276,281            269,010
     7,000      Best Buy Co., Inc.                                                        371,416            378,070
    17,300      Cimarex Energy Co. (c)                                                    663,081            674,700
     51,800      Cisco Systems, Inc. (c)                                                  929,234            926,702
     4,600      Cooper Cameron Corporation (c)                                            256,469            263,166
    14,000      Cree, Inc. (c)                                                            300,495            304,500
    15,300      Exxon Mobil Corporation                                                   818,697            911,880
     7,400      First Data Corporation                                                    296,338            290,894
    13,800      Frontline Ltd.                                                            668,511            676,200
    34,900      Intersil Corporation                                                      526,478            604,468
    44,000      iShares Russell 3000 Value Index Fund                                   3,668,540          3,766,840
    14,600      Kerr-McGee Corporation                                                    909,871          1,143,618
    10,100      Kinder Morgan Energy Partners, L.P.                                       448,617           454,500
    47,800      Limited Brands, Inc.                                                    1,133,666          1,161,540

Principal
   Amount/                                                                                                  Market
   Shares       Description                                                             Cost               Value (b)
    20,200      Lincoln Electric Holdings, Inc.                                     $     615,321      $     607,616
     7,300      Magyar Tavkozlesi Rt.                                                     150,115            171,915
   126,300      MCG Capital Corporation                                                 2,134,208          1,943,125
    31,500      Microsoft Corporation                                                     803,911            761,355
    46,400      New Century Financial Corporation                                       2,363,240          2,172,448
     8,600      Newfield Exploration Company (c)                                          601,526            638,636
    12,400      Oceaneering International, Inc. (c)                                       444,650            465,000
    79,000      OmniVision Technologies, Inc.                                           1,357,716          1,196,850
    10,500      Petroleo Brasileiro S.A.                                                  383,440            463,890
    20,400      Polycom, Inc. (c)                                                         330,369            345,780
     6,300      Range Resources Corporation                                               134,086            147,168
    34,400      Regal Entertainment Group                                                 697,476            723,432
    22,190      Ship Finance International Limited                                        445,445            450,457
    76,770      Technology Investment Capital Corporation (c)                           1,116,814          1,147,711
    10,150      Teva Pharmaceutical Industries Limited                                    300,440            314,549
    25,700      The Home Depot, Inc.                                                    1,063,962            982,768
    12,500      Tidewater, Inc.                                                           404,860            485,750
    18,200      TOP Tankers Inc.                                                          328,144            337,610
    43,150      Trustreet Properties Inc.                                                 702,792            664,079
    19,200      Tsakos Energy Navigation Limited                                          771,846            845,376
   10,900       Unit Corporation (c)                                                      434,247            492,353
    63,900      UTStarcom, Inc. (c)                                                     1,077,415            699,705
     6,100      Wal-Mart Stores, Inc.                                                     314,141            305,671
                                                                                  ------------------ ------------------
TOTAL COMMON STOCKS                                                                 $  31,648,925      $  31,716,786
                                                                                  ------------------ ------------------
   CORPORATE LOANS - 0.4% OF NET ASSETS
                Xspedius, 9.22% 3/1/10                                                  1,500,000          1,500,000

   REPURCHASE AGREEMENTS - 3.7% OF NET ASSETS
                Repurchase agreement with G.X. Clarke & Co, 2.50%,
                dated March 31,2005 to be repurchased at $15,001,042                   15,000,000         15,000,000
                on April 1, 2005, collaterized by two U.S. Treasury
                Obligations; one with maturity of May 15, 2005,
                collateral market value of $10,697,323.90, and
                another with maturity of December 15, 2008, collateral
                market value of $4,934,297.73.

Principal
   Amount/                                                                                                  Market
   Shares       Description                                                             Cost               Value (b)
   EURODOLLAR TIME DEPOSITS - 2.9% OF NET ASSETS
                State Street Bank & Trust Company Eurodollar time deposits dated
                March 31, 2005 1.75% maturing at $11,616,042 on April 1, 2005.     $   11,615,000     $   11,615,000
                                                                                  ------------------ ------------------
TOTAL INVESTMENTS - 114.8% of Net Assets                                           $  466,688,164     $  463,323,025
                                                                                  ------------------ ------------------
OTHER ASSETS AND LIABILITIES, NET - (14.8%) OF NET ASSETS                                                (59,659,883)
                                                                                                     ==================
NET ASSETS                                                                                            $  403,663,142
                                                                                                     ==================


(a)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.
(b)  See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)  These securities are non-income producing.
(d)  These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United
     States by a foreign entity.
(e)  Trust preferred security with no stated interest rate.
NRSRO--Nationally Recognized Statistical Rating Organization.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

RMK HIGH INCOME FUND, INC.
Portfolio Commentary
March 31, 2005

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the year ended March 31, 2005, RMK High Income Fund, Inc. (the "Fund") had a total return of 6.45% and 16.49%, respectively, based on market price and reinvested dividends. For the six months and the year ended March 31, 2005, the Fund had a total return of 6.71% and 15.46%, respectively, based on net asset value and reinvested dividends. For the six months and the year ended March 31, 2005, the Lehman Brothers Ba U.S. High Yield Index had a total return of 1.17% and 4.28%, respectively. The Fund's strong performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distributions and the relative net asset value stability produced by the Fund's allocation in a wide variety of asset types.

During the fiscal year ended March 31, 2005, the Fund paid a total income distribution of $2.68 per share, which is composed of total regular monthly dividends for the year of $1.73 per share and total special dividend distributions in December 2004 of $0.95 per share. For the last seven months of the Fund's fiscal year, the Fund paid monthly dividends of $0.15 per share.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification allows us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2004 included commercial mortgage-backed securities, distressed credit card receivables, below investment grade corporate bonds and dividend-paying common stocks.

Valuations of commercial real estate, including office, retail, and industrial properties became significantly depressed in the months after the terrorist attacks on September 11, 2001. The Fund accumulated these assets in 2003 and realized significant profits from these assets as the economy strengthened and market demand for these assets bid up prices significantly during 2004.

Within the asset-backed securities, credit card receivables from issuers like Nextcard, First Consumers, and Metris provided a boost to the Fund's returns in late 2004. Elevated delinquencies and charge-offs caused these assets to suffer significant credit downgrades and to trade down as low as 30%-40% discounts of the original issue. Again a recovering economy mitigated delinquencies and the robust structure of those trusts caused these assets to recover virtually all of their value.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the period ended March 31, 2005, the leverage was beneficial to stockholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested an equivalent amount of assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

For 2005, we expect continued economic recovery and continued increases in short-term interest rates by the Federal Reserve. To position the Fund to take advantage of these conditions, we have increased our allocation of floating rate bonds. These bonds, which may be corporate or asset-backed, have coupon rates that will increase as short-term interest rates increase. This feature should allow the Fund to benefit from rising rates as well as maintain its net asset value. We also expect business conditions to continue to improve, which should produce a continual uptrend in corporate as well as household earnings. The Fund stands to benefit from this trend by increasing our investments in corporate debt and securitized home equity loans.


/s/ James C. Kelsoe
-------------------
James C. Kelsoe, Jr., CFA
Portfolio Manager

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS' SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

PORTFOLIO STATISTICS AS OF 3/31/05

Portfolio Credit Rating                                                      BB
Portfolio Current Yield                                                   10.71%
Portfolio Yield to Maturity                                               10.81%
Portfolio Duration                                                    3.56 Years
Percentage of Leveraged Assets                                            27.00%
Number of Holdings                                                          213
Ticker Symbol                                                               RMH
CUSIP                                                               74963B 10 5

ASSET ALLOCATION* AS OF 3/31/05  [PIE CHART REPRESENTATION]

Government Agency Securities                    1.5%
Cash                                            1.1%
Corporate Bonds                                20.9%
Home Equity Loans                              13.6%
Commercial Loans                               12.1%
Franchise Loans                                11.6%
Equipment Leases                                8.7%
Manufactured Housing                            7.6%
Common Stock                                    7.4%
Collateralized Debt Obligations                 6.6%
Certificate-Backed Obligations                  5.2%
Collateralized Mortgage Obligations             2.0%
Other                                           1.7%

          * Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments. Current holdings may not reflect the holdings as of the date of this report.

CREDIT QUALITY DISTRIBUTION* AS OF 3/31/05

AAA                                                                  8.5%
AA                                                                   2.8%
A                                                                    5.5%
BBB                                                                 16.7%
BB                                                                  17.7%
B                                                                   17.3%
CCC                                                                 17.0%
CC                                                                   2.1%
C                                                                    0.2%
D                                                                    3.2%
NR                                                                   9.0%

          * Each rating category above includes all bonds within the broad rating category (i.e., BBB includes all bonds rated BBB+, BBB, and BBB-). Current holdings may not reflect the holdings as of the date of this report.

                          NAV & MARKET PRICE HISTORY(1)

The graph below illustrates the net asset value and market price history of RMK High Income Fund, Inc. (NYSE: RMH) from June 24, 2003 (commencement of investment operations) to March 31, 2005.

[GRAPH REPRESENTATION]

                      NAV               Market Price History
                      ---               --------------------
06/24/2003            $14.30            $15.00
06/25/2003            $14.30            $15.10
06/26/03              $14.30            $15.10
06/27/03              $14.30            $15.22
06/28/03              $14.30            $15.22
06/29/03              $14.30            $15.22
06/30/03              $14.30            $15.18
07/01/03              $14.30            $15.10
07/02/03              $14.30            $15.05
07/03/03              $14.30            $15.01
07/04/03              $14.30            $15.01
07/05/03              $14.30            $15.01
07/06/03              $14.30            $15.01
07/07/03              $14.30            $15.01
07/08/03              $14.30            $15.10
07/09/03              $14.29            $15.03
07/10/03              $14.30            $15.00
07/11/03              $14.29            $15.05
07/12/03              $14.29            $15.05
07/13/03              $14.29            $15.05
07/14/03              $14.27            $15.01
07/15/03              $14.25            $15.03
07/16/03              $14.26            $15.11
07/17/03              $14.26            $15.10
07/18/03              $14.27            $15.10
07/19/03              $14.27            $15.10
07/20/03              $14.27            $15.10
07/21/03              $14.22            $15.08
07/22/03              $14.24            $15.30
07/23/03              $14.25            $15.35
07/24/03              $14.25            $15.17
07/25/03              $14.27            $15.16
07/26/03              $14.27            $15.16
07/27/03              $14.27            $15.16
07/28/03              $14.23            $15.01
07/29/03              $14.22            $14.99
07/30/03              $14.24            $14.90
07/31/03              $14.23            $14.90
08/01/03              $14.21            $14.95
08/02/03              $14.21            $14.95
08/03/03              $14.21            $14.95
08/04/03              $14.21            $14.95
08/05/03              $14.19            $14.85
08/06/03              $14.22            $14.84
08/07/03              $14.22            $14.83
08/08/03              $14.22            $14.90
08/09/03              $14.22            $14.90
08/10/03              $14.22            $14.90
08/11/03              $14.21            $14.85
08/12/03              $14.20            $14.98
08/13/03              $14.16            $14.98
08/14/03              $14.15            $14.95
08/15/03              $14.15            $14.95
08/16/03              $14.15            $14.95
08/17/03              $14.15            $14.95
08/18/03              $14.17            $14.95
08/19/03              $14.20            $14.91
08/20/03              $14.19            $14.82
08/21/03              $14.19            $14.82
08/22/03              $14.22            $14.86
08/23/03              $14.22            $14.86
08/24/03              $14.22            $14.86
08/25/03              $14.21            $14.80
08/26/03              $14.24            $14.92
08/27/03              $14.23            $15.00
08/28/03              $14.27            $15.00
08/29/03              $14.27            $14.91
08/30/03              $14.27            $14.91
08/31/03              $14.27            $14.91
09/02/03              $14.25            $15.05
09/03/03              $14.27            $15.04
09/04/03              $14.31            $15.00
09/05/03              $14.37            $15.10
09/06/03              $14.37            $15.10
09/07/03              $14.37            $15.10
09/08/03              $14.34            $15.10
09/09/03              $14.34            $15.08
09/10/03              $14.38            $15.14
09/11/03              $14.37            $15.25
09/12/03              $14.40            $15.29
09/13/03              $14.40            $15.29
09/14/03              $14.40            $15.29
09/15/03              $14.39            $15.29
09/16/03              $14.39            $15.20
09/17/03              $14.41            $15.15
09/18/03              $14.43            $15.15
09/19/03              $14.45            $15.30
09/20/03              $14.45            $15.30
09/21/03              $14.45            $15.30
09/22/03              $14.43            $15.15
09/23/03              $14.43            $15.13
09/24/03              $14.45            $15.10
09/25/03              $14.47            $15.05
09/26/03              $14.46            $15.02
09/27/03              $14.46            $15.02
09/28/03              $14.46            $15.02
09/29/03              $14.47            $15.05
09/30/03              $14.49            $15.15
10/01/03              $14.52            $15.15
10/02/03              $14.52            $15.30
10/03/03              $14.46            $15.35
10/04/03              $14.46            $15.35
10/05/03              $14.46            $15.35
10/06/03              $14.47            $15.25
10/07/03              $14.45            $15.25
10/08/03              $14.47            $15.31
10/09/03              $14.46            $15.34
10/10/03              $14.49            $15.35
10/11/03              $14.49            $15.35
10/12/03              $14.49            $15.35
10/13/03              $14.49            $15.35
10/14/03              $14.48            $15.35
10/15/03              $14.46            $15.30
10/16/03              $14.45            $15.35
10/17/03              $14.46            $15.12
10/18/03              $14.46            $15.12
10/19/03              $14.46            $15.12
10/20/03              $14.46            $15.15
10/21/03              $14.48            $15.25
10/22/03              $14.49            $15.30
10/23/03              $14.47            $15.30
10/24/03              $14.51            $15.35
10/25/03              $14.51            $15.35
10/24/03              $14.51            $15.35
10/27/03              $14.47            $15.21
10/28/03              $14.47            $15.41
10/29/03              $14.48            $15.59
10/30/03              $14.50            $15.47
10/31/03              $14.53            $15.53
11/01/03              $14.53            $15.53
11/02/03              $14.53            $15.53
11/03/03              $14.52            $15.59
11/04/03              $14.53            $15.61
11/05/03              $14.53            $15.56
11/06/03              $14.53            $15.35
11/07/03              $14.52            $15.45
11/08/03              $14.52            $15.45
11/09/03              $14.52            $15.45
11/10/03              $14.53            $15.50
11/11/03              $14.53            $15.55
11/12/03              $14.58            $15.50
11/13/03              $14.64            $15.50
11/14/03              $14.67            $15.52
11/15/03              $14.67            $15.52
11/16/03              $14.67            $15.52
11/17/03              $14.68            $15.60
11/18/03              $14.69            $15.81
11/19/03              $14.67            $15.81
11/20/03              $14.72            $15.80
11/21/03              $14.74            $15.80
11/22/03              $14.74            $15.80
11/23/03              $14.74            $15.80
11/24/03              $14.73            $15.71
11/25/03              $14.76            $15.70
11/26/03              $14.75            $16.00
11/28/03              $14.73            $16.05
11/29/03              $14.73            $16.05
11/30/03              $14.73            $16.05
12/01/03              $14.73            $16.20
12/02/03              $14.74            $16.16
12/03/03              $14.75            $16.24
12/04/03              $14.78            $16.05
12/05/03              $14.85            $16.21
12/06/03              $14.85            $16.21
12/07/03              $14.85            $16.21
12/08/03              $14.85            $16.33
12/09/03              $14.82            $16.38
12/10/03              $14.82            $16.15
12/11/03              $14.89            $16.15
12/12/03              $14.92            $16.09
12/13/03              $14.92            $16.09
12/14/03              $14.92            $16.09
12/15/03              $14.91            $16.14
12/16/03              $14.92            $16.20
12/17/03              $14.96            $16.20
12/18/03              $14.97            $16.38
12/19/03              $14.97            $16.75

12/20/03              $14.97            $16.75
12/21/03              $14.97            $16.75
12/22/03              $14.97            $16.25
12/23/03              $14.78            $16.15
12/24/03              $14.81            $16.25
12/26/03              $14.83            $16.14
12/27/03              $14.83            $16.14
12/28/03              $14.83            $16.14
12/29/03              $14.82            $16.14
12/30/03              $14.82            $16.03
12/31/03              $14.82            $16.00
01/02/04              $14.79            $16.07
01/03/04              $14.79            $16.07
01/04/04              $14.79            $16.07
01/05/04              $14.81            $16.10
01/06/04              $14.86            $16.24
01/07/04              $14.89            $16.45
01/08/04              $14.90            $16.45
01/09/04              $14.96            $16.45
01/10/04              $14.96            $16.45
01/11/04              $14.96            $16.45
01/12/04              $14.97            $16.76
01/13/04              $14.98            $16.75
01/14/04              $14.99            $16.87
01/15/04              $14.99            $16.66
01/16/04              $14.94            $16.90
01/17/04              $14.94            $16.90
01/18/04              $14.94            $16.90
01/20/04              $14.94            $16.73
01/21/04              $14.95            $16.63
01/22/04              $14.98            $16.50
01/23/04              $14.95            $16.50
01/24/04              $14.95            $16.50
01/25/04              $14.95            $16.50
01/26/04              $14.94            $16.55
01/27/04              $14.96            $16.50
01/28/04              $14.94            $16.54
01/29/04              $14.96            $16.31
01/30/04              $14.97            $16.40
01/31/04              $14.97            $16.40
02/01/04              $14.97            $16.40
02/02/04              $14.97            $16.45
02/03/04              $14.98            $16.44
02/04/04              $14.95            $16.45
02/05/04              $14.94            $16.30
02/06/04              $14.99            $16.26
02/07/04              $14.99            $16.26
02/08/04              $14.99            $16.26
02/09/04              $15.00            $16.24
02/10/04              $15.01            $16.39
02/11/04              $15.07            $16.30
02/12/04              $15.06            $16.23
02/13/04              $15.06            $16.48
02/14/04              $15.06            $16.48
02/15/04              $15.06            $16.48
02/16/04              $15.06            $16.48
02/17/04              $15.10            $16.51
02/18/04              $15.09            $16.36
02/19/04              $15.09            $16.25
02/20/04              $15.10            $16.35
02/21/04              $15.10            $16.35
02/22/04              $15.10            $16.35
02/23/04              $15.10            $16.31
02/24/04              $15.10            $16.02
02/25/04              $15.11            $16.05
02/26/04              $15.11            $16.10
02/27/04              $15.13            $16.19
02/28/04              $15.13            $16.19
02/29/04              $15.13            $16.19
03/01/04              $15.14            $16.20
03/02/04              $15.10            $16.14
03/03/04              $15.08            $16.05
03/04/04              $15.10            $16.02
03/05/04              $15.19            $16.15
03/06/04              $15.19            $16.15
03/07/04              $15.19            $16.15
03/08/04              $15.22            $16.15
03/09/04              $15.26            $16.21
03/10/04              $15.23            $16.47
03/11/04              $15.21            $16.30
03/12/04              $15.25            $16.32
03/13/04              $15.25            $16.32
03/14/04              $15.25            $16.32
03/15/04              $15.22            $16.32
03/16/04              $15.24            $16.33
03/17/04              $15.27            $16.35
03/18/04              $15.24            $16.49
03/19/04              $15.22            $16.52
03/20/04              $15.22            $16.52

03/21/04              $15.22            $16.52
03/22/04              $15.22            $16.50
03/23/04              $15.23            $16.35
03/24/04              $15.24            $16.50
03/25/04              $15.24            $16.55
03/26/04              $15.23            $16.40
03/27/04              $15.23            $16.40
03/28/04              $15.23            $16.40
03/29/04              $15.20            $16.51
03/30/04              $15.21            $16.59
03/31/04              $15.27            $16.67
04/01/04              $15.27            $16.72
04/02/04              $15.18            $16.56
04/03/04              $15.18            $16.56
04/04/04              $15.18            $16.56
04/05/04              $15.14            $16.50
04/06/04              $15.17            $16.40
04/07/04              $15.18            $16.40
04/08/04              $15.16            $16.45
04/09/04              $15.16            $16.45
04/10/04              $15.16            $16.45
04/11/04              $15.16            $16.45
04/12/04              $15.15            $16.52
04/13/04              $15.08            $16.26
04/14/04              $15.08            $15.75
04/15/04              $15.07            $15.64
04/16/04              $15.11            $15.99
04/17/04              $15.11            $15.99
04/18/04              $15.11            $15.99
04/19/04              $15.10            $16.00
04/20/04              $15.07            $15.89
04/21/04              $15.09            $15.45
04/22/04              $15.15            $15.65
04/23/04              $15.13            $15.60
04/24/04              $15.13            $15.60
04/25/04              $15.13            $15.60
04/26/04              $15.11            $15.21
04/27/04              $15.14            $15.41
04/28/04              $15.10            $15.45
04/29/04              $15.05            $15.55
04/30/04              $15.08            $15.70
05/01/04              $15.08            $15.70
05/02/04              $15.08            $15.70
05/03/04              $15.08            $15.90
05/04/04              $15.07            $15.85
05/05/04              $15.08            $15.85
05/06/04              $15.06            $15.50
05/07/04              $14.96            $15.23
05/08/04              $14.96            $15.23
05/09/04              $14.96            $15.23
05/10/04              $14.94            $14.95
05/11/04              $14.95            $15.02
05/12/04              $14.94            $15.07
05/13/04              $14.95            $15.40
05/14/04              $14.98            $15.50
05/15/04              $14.98            $15.50
05/16/04              $14.98            $15.50
05/17/04              $15.02            $15.41
05/18/04              $15.04            $15.60
05/19/04              $15.04            $15.70
05/20/04              $15.05            $15.72
05/21/04              $15.05            $15.76
05/22/04              $15.05            $15.76
05/23/04              $15.05            $15.76
05/24/04              $15.09            $15.58
05/25/04              $15.12            $15.60
05/26/04              $15.17            $15.64
05/27/04              $15.20            $15.80
05/28/04              $15.22            $15.84
05/29/04              $15.22            $15.84
05/30/04              $15.22            $15.84
05/31/04              $15.22            $15.84
06/01/04              $15.21            $15.84
06/02/04              $15.21            $15.96
06/03/04              $15.21            $15.95
06/04/04              $15.23            $16.08
06/05/04              $15.23            $16.08
06/06/04              $15.23            $16.08
06/07/04              $15.12            $15.86
06/08/04              $15.13            $15.81
06/09/04              $15.11            $15.89
06/10/04              $15.12            $15.95
06/11/04              $15.12            $15.95
06/12/04              $15.12            $15.95
06/13/04              $15.12            $15.95
06/14/04              $15.09            $16.05
06/15/04              $15.15            $16.16
06/16/04              $15.16            $16.08
06/17/04              $15.17            $16.15

06/18/04              $15.18            $16.18
06/19/04              $15.18            $16.18
06/20/04              $15.18            $16.18
06/21/04              $15.18            $16.10
06/22/04              $15.18            $16.24
06/23/04              $15.23            $16.23
06/24/04              $15.24            $16.28
06/25/04              $15.29            $16.21
06/26/04              $15.29            $16.21
06/27/04              $15.29            $16.21
06/28/04              $15.24            $16.09
06/29/04              $15.26            $16.17
06/30/04              $15.30            $16.20
07/01/04              $15.29            $16.27
07/02/04              $15.33            $16.21
07/03/04              $15.33            $16.21
07/04/04              $15.33            $16.21
07/05/04              $15.33            $16.21
07/06/04              $15.34            $16.35
07/07/04              $15.31            $16.40
07/08/04              $15.29            $16.45
07/09/04              $15.31            $16.50
07/10/04              $15.31            $16.50
07/11/04              $15.31            $16.50
07/12/04              $15.31            $16.42
07/13/04              $15.18            $16.55
07/14/04              $15.21            $16.59
07/15/04              $15.20            $16.50
07/16/04              $15.26            $16.40
07/17/04              $15.26            $16.40
07/18/04              $15.26            $16.40
07/19/04              $15.27            $16.58
07/20/04              $15.27            $16.34
07/21/04              $15.23            $16.45
07/22/04              $15.24            $16.40
07/23/04              $15.24            $16.49
07/24/04              $15.24            $16.49
07/25/04              $15.24            $16.49
07/26/04              $15.22            $16.45
07/27/04              $15.23            $16.47
07/28/04              $15.21            $16.41
07/29/04              $15.23            $16.66
07/30/04              $15.27            $16.75
07/31/04              $15.27            $16.75
08/01/04              $15.27            $16.75
08/02/04              $15.28            $16.83
08/03/04              $15.29            $16.75
08/04/04              $15.30            $16.72
08/05/04              $15.29            $16.68
08/06/04              $15.18            $16.68
08/07/04              $15.18            $16.68
08/08/04              $15.18            $16.68
08/09/04              $15.20            $16.72
08/10/04              $15.23            $16.75
08/11/04              $15.22            $16.80
08/12/04              $15.23            $16.66
08/13/04              $15.27            $16.56
08/14/04              $15.27            $16.56
08/15/04              $15.27            $16.56
08/16/04              $15.28            $16.60
08/17/04              $15.33            $16.55
08/18/04              $15.37            $16.57
08/19/04              $15.37            $16.63
08/20/04              $15.39            $16.55
08/21/04              $15.39            $16.55
08/22/04              $15.39            $16.55
08/23/04              $15.37            $16.63
08/24/04              $15.35            $16.98
08/25/04              $15.39            $16.94
08/26/04              $15.42            $16.85
08/27/04              $15.46            $17.00
08/28/04              $15.46            $17.00
08/29/04              $15.46            $17.00
08/30/04              $15.50            $17.00
08/31/04              $15.54            $17.00
09/01/04              $15.57            $17.13
09/02/04              $15.57            $17.08
09/03/04              $15.54            $17.20
09/04/04              $15.54            $17.20
09/05/04              $15.54            $17.20
09/06/04              $15.54            $17.20
09/07/04              $15.56            $17.20
09/08/04              $15.43            $16.99
09/09/04              $15.46            $16.99
09/10/04              $15.50            $16.97
09/11/04              $15.50            $16.97
09/12/04              $15.50            $16.97
09/13/04              $15.65            $17.05
09/14/04              $15.66            $17.26

09/15/04              $15.66            $17.42
09/16/04              $15.70            $17.43
09/17/04              $15.72            $17.45
09/18/04              $15.72            $17.45
09/19/04              $15.72            $17.45
09/20/04              $15.73            $17.26
09/21/04              $15.70            $17.60
09/22/04              $15.71            $17.43
09/23/04              $15.74            $17.41
09/24/04              $15.75            $17.25
09/25/04              $15.75            $17.25
09/26/04              $15.75            $17.25
09/27/04              $15.76            $17.32
09/28/04              $15.76            $17.11
09/29/04              $15.74            $17.12
09/30/04              $15.72            $17.30
10/01/04              $15.75            $17.28
10/02/04              $15.75            $17.28
10/03/04              $15.75            $17.28
10/04/04              $15.78            $17.35
10/05/04              $15.72            $17.39
10/06/04              $15.74            $17.48
10/07/04              $15.58            $17.43
10/08/04              $15.62            $17.54
10/09/04              $15.62            $17.54
10/10/04              $15.62            $17.54
10/11/04              $15.62            $17.51
10/12/04              $15.63            $17.50
10/13/04              $15.63            $17.45
10/14/04              $15.60            $17.44
10/15/04              $15.60            $17.43
10/16/04              $15.60            $17.43
10/17/04              $15.60            $17.43
10/18/04              $15.61            $17.52
10/19/04              $15.61            $17.48
10/20/04              $15.65            $17.55
10/21/04              $15.66            $17.52
10/22/04              $15.66            $17.35
10/23/04              $15.66            $17.35
10/24/04              $15.66            $17.35
10/25/04              $15.64            $17.49
10/26/04              $15.67            $17.49
10/27/04              $15.70            $17.52
10/28/04              $15.71            $17.56
10/29/04              $15.74            $17.60
10/30/04              $15.74            $17.60
10/31/04              $15.74            $17.60
11/01/04              $15.73            $17.59
11/02/04              $15.75            $17.66
11/03/04              $15.79            $17.92
11/04/04              $15.81            $17.83
11/05/04              $15.80            $17.66
11/06/04              $15.80            $17.66
11/07/04              $15.80            $17.66
11/08/04              $15.67            $17.49
11/09/04              $15.68            $17.35
11/10/04              $15.67            $17.33
11/11/04              $15.70            $17.34
11/12/04              $15.70            $17.36
11/13/04              $15.70            $17.36
11/14/04              $15.70            $17.36
11/15/04              $15.75            $17.40
11/16/04              $15.75            $17.49
11/17/04              $15.78            $17.47
11/18/04              $15.77            $17.40
11/19/04              $15.75            $17.99
11/20/04              $15.75            $17.99
11/21/04              $15.75            $17.99
11/22/04              $15.77            $18.17
11/23/04              $15.77            $18.20
11/24/04              $15.77            $18.20
11/25/04              $15.77            $18.20
11/26/04              $15.85            $18.24
11/27/04              $15.85            $18.24
11/28/04              $15.85            $18.24
11/29/04              $15.83            $18.26
11/30/04              $15.84            $18.21
12/01/04              $15.89            $18.43
12/02/04              $15.86            $18.40
12/03/04              $15.91            $18.60
12/04/04              $15.91            $18.60
12/05/04              $15.91            $18.60
12/06/04              $15.37            $18.20
12/07/04              $15.36            $18.18
12/08/04              $15.23            $17.70
12/09/04              $15.24            $17.49
12/10/04              $15.26            $17.61
12/11/04              $15.26            $17.61
12/12/04              $15.26            $17.61

12/13/04              $15.28            $17.52
12/14/04              $15.28            $17.55
12/15/04              $15.32            $17.53
12/16/04              $15.39            $18.10
12/17/04              $15.39            $18.26
12/18/04              $15.39            $18.26
12/19/04              $15.39            $18.26
12/20/04              $15.40            $18.32
12/21/04              $15.43            $18.22
12/22/04              $15.09            $17.85
12/23/04              $15.11            $17.86
12/24/04              $15.11            $17.86
12/25/04              $15.11            $17.86
12/26/04              $15.11            $17.86
12/27/04              $15.09            $17.80
12/28/04              $15.11            $17.80
12/29/04              $15.06            $17.97
12/30/04              $15.07            $18.02
12/31/04              $15.07            $18.11
01/01/05              $15.07            $18.11
01/02/05              $15.07            $18.11
01/03/05              $15.08            $18.02
01/04/05              $15.05            $17.97
01/05/05              $15.05            $17.66
01/06/05              $15.07            $17.74
01/07/05              $14.95            $17.57
01/08/05              $14.95            $17.57
01/09/05              $14.95            $17.57
01/10/05              $14.96            $17.33
01/11/05              $14.96            $17.23
01/12/05              $14.97            $17.13
01/13/05              $15.00            $17.13
01/14/05              $15.02            $17.26
01/15/05              $15.02            $17.26
01/16/05              $15.02            $17.26
01/17/05              $15.02            $17.26
01/18/05              $15.10            $17.50
01/19/05              $15.11            $17.60
01/20/05              $15.13            $17.63
01/21/05              $15.13            $17.59
01/22/05              $15.13            $17.59
01/23/05              $15.13            $17.59
01/24/05              $15.11            $17.65
01/25/05              $15.12            $17.55
01/26/05              $15.14            $17.68
01/27/05              $15.14            $17.49
01/28/05              $15.18            $17.53
01/29/05              $15.18            $17.53
01/30/05              $15.18            $17.53
01/31/05              $15.18            $17.65
02/01/05              $15.19            $17.71
02/02/05              $15.20            $17.86
02/03/05              $15.20            $17.99
02/04/05              $15.26            $17.92
02/05/05              $15.26            $17.92
02/06/05              $15.26            $17.92
02/07/05              $15.27            $17.95
02/08/05              $15.13            $17.60
02/09/05              $15.12            $17.75
02/10/05              $15.11            $17.48
02/11/05              $15.12            $17.60
02/12/05              $15.12            $17.60
02/13/05              $15.12            $17.60
02/14/05              $15.12            $17.61
02/15/05              $15.14            $17.67
02/16/05              $15.15            $17.61
02/17/05              $15.14            $17.52
02/18/05              $15.14            $17.41
02/19/05              $15.14            $17.41
02/20/05              $15.14            $17.41
02/21/05              $15.14            $17.41
02/22/05              $15.14            $17.37
02/23/05              $15.15            $17.18
02/24/05              $15.17            $17.33
02/25/05              $15.21            $17.34
02/26/05              $15.21            $17.34
02/27/05              $15.21            $17.34
02/28/05               15.20             17.27
03/01/05               15.20             17.24
03/02/05               15.21             17.21
03/03/05               15.23             17.16
03/04/05               15.28             17.17
03/05/05               15.28             17.17
03/06/05               15.28             17.17
03/07/05               15.30             17.21
03/08/05               15.31             17.28
03/09/05               15.13             17.07
03/10/05               15.13             16.80
03/11/05               15.13             16.65

03/12/05               15.13             16.65
03/13/05               15.13             16.65
03/14/05               15.15             16.30
03/15/05               15.13             16.21
03/16/05               15.10             15.95
03/17/05               15.10             16.10
03/18/05               15.10             16.11
03/19/05               15.10             16.11
03/20/05               15.10             16.11
03/21/05               15.08             15.91
03/22/05               15.05             15.91
03/23/05               15.05             15.85
03/24/05               15.07             15.76
03/25/05               15.07             15.76
03/26/05               15.07             15.76
03/27/05               15.07             15.76
03/28/05               15.08             16.20
03/29/05              $15.04            $16.24
03/30/05              $15.02            $16.44
03/31/05              $15.03            $16.50

(1) Net asset value is calculated after the close of the exchanges each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a security was sold on an exchange.

FUND PERFORMANCE

TOTAL RETURNS AS OF                                  MARKET           NET ASSET
MARCH 31, 2005                                        VALUE             VALUE
Six Months                                            6.45%             6.71%
One Year                                              16.49%           15.46%
Commencement of Investment Operations (6/24/03)(1)    20.83%           17.63%

(1)  Average Annual Total Returns.
         Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-800-564-2188.

RMK HIGH INCOME FUND, INC.
Portfolio of Investments
March 31, 2005

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares    Description                                                      (Unaudited)        Cost                 Value (b)
ASSET BACKED SECURITIES - INVESTMENT GRADE - 27.5% OF NET ASSETS

            CERTIFICATE-BACKED OBLIGATIONS - 1.2%
5,000,000   Commodore 1A C, 5.131% 2/28/37 (a)                                BBB         $   3,618,545           $   3,612,500

            Collateralized Debt Obligation - 6.1%
7,654,069   Diversified Asset Securitization 1A A1, 7.875%  9/15/35           AAA             7,897,916               8,017,637
3,440,000   E-Trade 2003-1A PSC, 11.50% 8/7/33 (a)                            BBB-            3,440,000               3,715,200
2,000,000   E-Trade 2004-1A COM1, 2.0% 1/10/40                                BBB             1,990,062               1,990,000
5,000,000   Silver Leaf IA D1FX, 11.54% 5/15/13 (a)                           BBB             4,999,809               5,350,000
                                                                                         ------------------       ------------------
                                                                                          $  18,327,787           $  19,072,837
                                                                                         ------------------       ------------------
            COMMERCIAL LOANS - 1.2%
1,000,000   FFCA Secured Lending 1998-1 D1, 7.81% 1/18/17 (a)                 BBB-              790,825                 790,000
3,000,000   GMAC Commercial Mortgage 1998-C1 F, 7.096% 5/15/30                BBB-            2,969,340               3,048,630
                                                                                         ------------------       ------------------
                                                                                          $   3,760,165           $   3,838,630
                                                                                         ------------------       ------------------
            EQUIPMENT LEASES - 5.6%
7,632,150   Aerco Limited 2A A3, 2.863% 7/15/25                               BBB             5,696,392               5,638,251
8,000,000   Aircraft Finance Trust 1999-1A
            A1, 2.88% 5/15/24                                                 BBB             5,584,730               5,540,000
3,000,000   Aviation Capital Group Trust                                      BBB             2,257,900               2,272,080
            ACAP 2000-1A A1, 2.883% 11/15/25 (a)
6,000,000   Lease Investment Flight Trust 1 A1, 2.87% 7/15/31                 BBB             4,191,199                4,230,000
                                                                                         ------------------       ------------------
                                                                                          $  17,730,221           $   17,680,331
                                                                                         ------------------       ------------------
            FRANCHISE LOANS - 7.9%
8,421,149   Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)                  A+              8,277,862                8,551,282
            Atherton Franchisee 1999-A AX, 1.254% 12/22/07
            interest-only strips (a)                                          A+                869,711                  751,333
            CNL Funding 1998-1, 1.935% 7/10/08 interest-only
            strips (a)                                                        AAA             2,822,426                2,621,691
2,444,388   FMAC Loan Trust 1997-C A, 6.75% 12/15/19 (a)                      BBB             2,272,690                2,443,269
4,729,525   FMAC Loan Trust 1998-CA A2, 6.66% 1/15/12 (a)                     A               3,552,891                4,321,605

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares    Description                                                      (Unaudited)        Cost                 Value (b)
            FMAC Loan Trust 1998-CA AX, 1.796% 7/28/07
            interest-only strips (a)                                          AA          $   3,415,610           $    4,072,044
            United Capital Markets, Inc. 2003-A NOTE, 1.90%
            11/8/27 interest only strips (a)                                  AAA             1,689,946                1,896,385
                                                                                         ------------------       ------------------
                                                                                          $  22,901,136           $   24,657,609
                                                                                         ------------------       ------------------
            HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 3.9%
2,000,000   Ameriquest Mortgage 2003-8 MV6, 4.87% 10/25/33                    BBB-            1,689,142                1,907,746
1,099,059   Amresco Residential Securities 1999-1 B, 5.09% 11/25/29           BBB             1,042,292                1,039,985
4,000,000   Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34 (a)               BBB+            3,685,961                4,040,000
            Merrill Lynch Mortgage Investors 2005-SL1 B5, 6.27% 1/25/35 (a)   BBB-            1,784,853                1,784,420
1,417,882   Sail Net 2004-5A B, 6.75% 6/25/34 (a)                             BBB             1,383,705                1,382,846
2,167,000   Structured Asset 2003-BC1 B2, 9.00% 5/25/32                       BBB-            2,116,012                2,234,706
                                                                                         ------------------       ------------------
                                                                                          $  11,701,965           $   12,389,703
                                                                                         ------------------       ------------------
            MANUFACTURED HOUSING LOANS - 1.0%
3,500,000   Green Tree Financial 1996-9 M1, 7.63% 1/15/28                     BBB+            3,085,366                3,186,785

            SMALL BUSINESS LOANS - 0.6%
2,000,000   ACLC Business Trust 1998-2 A3, 6.686% 4/15/20 (a)                 AA              1,847,158                1,978,056
                                                                                         ------------------       ------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                          $  82,972,343           $   86,416,451
                                                                                         ------------------       ------------------

ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 62.8% OF NET ASSETS

            AUTO LOANS - 0.8%
2,865,000   Union Acceptance Corp 2001-A C, 10.00% 4/8/09 (a)                 Non-rated       2,543,793                2,578,500

            CERTIFICATE-BACKED OBLIGATIONS - 5.9%
3,000,000   INCAPS Funding II 2003-2A SIN, 10.00% 1/15/34 (a)                 Non-rated       2,913,931                2,910,000
2,000,000   MM Community Funding II, 10.00% 11/5/33                           Non-rated       1,902,231                1,923,000
1,500,000   MM Community Funding, 13.00% 6/24/34                              Non-rated       1,500,000                1,564,950
1,000,000   Preferred Term Securities III, 3.50% 12/15/31                     Non-rated         938,903                  937,500

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares     Description                                                     (Unaudited)        Cost                 Value (b)
2,500,000    Preferred Term Securities IV, 10.00% 1/15/34                     Non-rated   $   2,368,239           $    2,425,000
2,000,000    Preferred Term Securities IV, 6.98% 6/24/34 (a)                  BB              2,029,967                2,030,000
  735,981    Preferred Term Securities X, 12.00% 7/3/33 (a)                   Non-rated         725,835                  732,301
1,000,000    Preferred Term Securities XV, 9/26/34 (f)                        Non-rated       1,000,000                1,055,900
1,316,750    TPREF Funding III, 11.00% 1/15/33 (a)                            Non-rated       1,286,218                1,290,415
1,700,000    US Capital Funding I, 10.00% 5/1/34                              Non-rated       1,700,000                1,700,000
1,000,000    US Capital Funding II B-1, 6.90% 8/1/34 (a)                      Non-rated       1,000,000                1,000,000
1,000,000    US Capital Funding III, 12/1/35 (a) (f)                          Non-rated       1,000,000                1,000,000
                                                                                         ------------------       ------------------
                                                                                          $  18,365,324           $   18,569,066
                                                                                         ------------------       ------------------
              COLLATERALIZED DEBT OBLIGATION - 2.8%
3,000,000     Hewett's Island 2004-1A COM, 12/15/16 (a) (f)                   BB              3,000,000                3,000,000
1,000,000     Hewett's Island II, 12/15/16 (a) (f)                            Non-rated         990,040                  990,000
2,000,000     Inner Harbor 2001-1A B2, 11.19% 6/15/13 (a)                     BB              2,008,789                2,030,000
1,000,000     MCPA2 1998-PA B2, 7.32% 6/23/10 (a)                             B+                863,947                  840,000
1,950,000     MKP 4A CS, 2.00% 7/12/40                                        Non-rated       1,950,000                1,950,000
                                                                                         ------------------       ------------------
                                                                                          $   8,812,776           $    8,810,000
                                                                                         ------------------       ------------------
              COMMERCIAL LOANS - 15.2%
 1,317,738    CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27 (a)        Non-rated       1,317,738                1,308,830
 4,000,000    CS First Boston Mortgage 1998-C2 H, 6.75% 11/11/30 (a)          B               2,663,249                2,670,040
 3,889,999    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                B               3,585,511                3,737,340
12,000,000    Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                B               6,735,403                6,900,000
              Enterprise Mortgage 1998-1, 1.454% 4/10/08
              interest-only strips (a)                                        B               1,853,292                1,950,082
 4,487,826    Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)               CCC             1,550,950                1,346,348
11,264,991    Enterprise Mortgage 2000-1 A1, 7.569% 1/15/27 (a)               B               6,972,956                6,308,395

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares      Description                                                    (Unaudited)        Cost                 Value (b)
14,787,912    Enterprise Mortgage 2000-1 A2, 7.505% 1/15/27 (a)               B           $   8,221,219           $    8,281,231
 5,000,000    GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29               B               3,377,560                3,913,750
 3,000,000    GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)           BB              2,700,483                2,866,050
 5,846,000    GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                       CCC             2,818,410                2,772,232
 2,000,000    Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                CCC             1,186,591                1,161,760
 5,000,000    Salomon Brothers Mortgage 2000-C2 H, 6.308% 7/18/33 (a)         BB+             4,139,854                4,440,550
                                                                                         ------------------       ------------------
                                                                                          $  47,123,216           $   47,656,608
                                                                                         ------------------       ------------------
              EQUIPMENT LEASES - 6.1%
 5,000,000    Airplanes 2001-1A A9, 3.14% 3/15/19                             BB+             2,689,013                2,668,750
 1,539,131    DVI Receivables 2002-1 A3A, 3.121% 6/11/10                      Non-rated       1,089,567                1,088,935
 4,000,000    Embarcadero Aircraft 2000-A A1, 3.07% 8/15/25 (a)               BB              2,275,064                2,320,000
 2,000,000    Ocean Star 2004-A E, 8.606% 11/12/18 (a)                        BB-             2,002,417                2,015,000
 5,000,000    Pegasus Aviation 1999-1A A2, 6.30% 3/25/29 (a)                  B               2,595,923                2,487,500
 9,639,989    Pegasus Aviation 2000-1 A1, 3.275% 3/25/15 (a)                  B               5,181,915                5,097,144
 3,000,000    Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30 (a)             B               1,842,846                1,992,693
 3,517,584    Pegasus Aviation Lease 2001-1A B1, 4.09% 5/10/31 (a)            CCC               851,211                  844,220
 1,758,792    Pegasus Aviation Lease 2001-1A B2, 7.27% 5/10/31 (a)            CCC               883,252                  587,567
                                                                                         ------------------       ------------------
                                                                                          $  19,411,208           $   19,101,809
                                                                                         ------------------       ------------------
              FRANCHISE LOANS - 7.9%
 1,500,000    Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                    BB              1,206,261                1,209,930
 2,000,000    Falcon Franchise Loan 2000-1 E, 6.50% 4/5/16 (a)                BB              1,488,452                1,425,300
 1,000,000    Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                    B                 678,833                  659,330
 3,548,000    Falcon Franchise Loan 2003-1 D, 7.836% 1/5/25 (a)               BB-             3,274,777                3,074,732
 4,502,999    FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                  DDD             3,203,854                3,240,948

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares      Description                                                    (Unaudited)        Cost                 Value (b)
 5,078,824    FMAC Loan Trust 1996-B A2, 2.10% 11/15/18 (a)                   DDD         $   3,247,841           $    3,225,053
 4,239,330    FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                     B               3,387,577                4,027,363
 3,337,513    FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                    BB              2,468,488                2,486,447
 7,606,569    FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                  B               5,557,046                5,234,103
                                                                                         ------------------       ------------------
                                                                                          $  24,513,129            $  24,583,206
                                                                                         ------------------       ------------------
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 14.5%
 2,500,000    Ace Securities 2004-FM1 B1A, 4.59% 9/25/33                      BB              1,997,851               2,300,000
 6,000,000    Ace Securities 2004-OP1 B, 4.60% 4/25/34                        BB              4,927,910               5,520,000
 1,026,662    Conseco Finance 2001-A IB2, 10.30% 3/15/32                      BB+               946,481                 950,939
 2,186,554    Delta Funding Home Equity 1997-2 B3, 7.80% 6/25/27              BB              1,584,112               1,800,234
 1,344,359    Delta Funding Home Equity 1999-3 B, 7.60% 1/15/30               CCC             1,138,883               1,164,067
 3,000,000    Delta Funding Home Equity 2000-1 B, 8.09% 5/15/30               B               2,654,608               2,803,800
 2,000,000    Equifirst Mortgage 2004-2 B1, 4.74% 7/25/34 (a)                 BB+             1,642,270               1,780,000
 1,000,000    Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                 Non-rated         827,626                 827,500
 1,000,000    Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                 Non-rated         827,001                 826,880
 2,500,000    First Franklin Mortgage 2004-FFH2 B2, 5.10% 9/15/34 (a)         BB+             2,073,474               2,325,000
 3,000,000    First Franklin Mortgage 2004-FFH3 B1, 4.50% 6/25/34 (a)         BB              2,429,741               2,670,000
 2,568,000    GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                      Non-rated       1,993,215               1,990,200
 1,720,534    IMC Home Equity 1997-3 B, 7.87% 8/20/28                         D                 892,660                 963,499
 3,475,462    IMC Home Equity 1997-5 B, 7.59% 11/20/28                        D               2,117,085               2,406,254
 1,639,113    Long Beach Mortgage 2001-4 M3, 4.93% 3/25/32                    B+              1,452,155               1,393,246
 4,190,000    Long Beach Mortgage 2004-2 B, 4.50% 6/25/34 (a)                 BB+             3,375,663               3,771,000
 3,000,000    Meritage Mortgage 2004-2 B1, 4.829% 1/25/35 (a)                 Non-rated       2,428,120               2,580,000
 2,000,000    Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                 Non-rated       1,569,483               1,670,000

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares      Description                                                    (Unaudited)        Cost                 Value (b)
   968,400    Morgan Stanley 1999-WF1 M, 5.91% 11/15/31 (a)                   BB-               483,015           $     467,514
 2,972,000    Morgan Stanley 2004-NC5 B4, 6.28% 5/25/34 (a)                   BB+              2,635,767              2,633,935
 1,830,000    Terwin Mortgage 2004-16SL B3, 6.34% 9/25/34 (a)                 BB               1,505,462              1,573,800
              Terwin Mortgage 2005-3SL B6, 5.50% 3/25/35
              interest-only strips                                            BB               3,021,458              3,019,020
                                                                                         ------------------       ------------------
                                                                                          $   42,524,040          $  45,436,888
                                                                                         ------------------       ------------------
             MANUFACTURED HOUSING LOANS - 9.3%
 5,000,000   Conseco Finance 2000-6 M1, 7.72% 9/1/32                          CCC-             2,733,523              2,550,000
 4,000,000   Conseco Finance 2001-1 M1, 7.535% 7/1/32                         C                1,779,687                925,000
 3,576,357   Green Tree Financial 1996-4 M1, 7.75% 6/15/27 (d)                B+               2,896,815              2,854,935
 2,000,000   Green Tree Financial 1997-3 M1, 7.53% 3/15/28                    B-               1,314,105              1,360,000
 3,000,000   Green Tree Financial 1997-8 M1, 7.02% 10/15/27                   B+               1,987,038              2,069,172
 6,000,000   Green Tree Financial 1999-4 M1, 7.60% 5/1/31                     CCC-             1,652,256              1,158,240
18,000,000   Green Tree Financial 1999-5 M1, 8.05% 3/1/30                     CCC-             5,177,244              4,020,480
 1,626,822   Green Tree Financial 1994-1 B2, Zero Coupon Bond 4/15/19         C                  990,235              1,057,434
 8,000,000   Greenpoint Manufactured Housing 1999-5 M2,
             9.23% 12/15/29                                                   BB-              5,828,372              4,959,528
21,505,000   Madison Avenue Manufactured Housing 2002-A B2,
             4.35% 3/25/32                                                    BB-              7,814,521              7,096,650
 2,000,000   Merit Securities 12-1 1M2, 8.35% 7/28/33                         B                1,550,026              1,203,220
                                                                                         ------------------       ------------------
                                                                                          $   33,723,822          $  29,254,659
                                                                                         ------------------       ------------------
             RECREATIONAL EQUIPMENT - 0.3%
 1,038,899   Green Tree Recreational Equipment 1996-B CTFS, 7.70%
             7/15/18                                                          CCC-               907,994                898,647
                                                                                         ------------------       ------------------
TOTAL ASSET BACKED SECURITIES -  NON-INVESTMENT GRADE                                      $  197,925,302         $ 196,889,383
                                                                                         ------------------       ------------------

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares     Description                                                     (Unaudited)        Cost                 Value (b)
CORPORATE BONDS - NON-INVESTMENT GRADE - 28.3% OF NET ASSETS

             BUSINESS SERVICES - 2.0%
 2,000,000   Comforce Operation, 12.00% Bond 12/1/07                          Non-rated    $    2,000,000         $   2,000,000
   500,000   Danka Business, 10.00% Bond 4/1/08                               Non-rated           485,491               421,250
 2,300,000   MSX International, 11.375% Bond 1/15/08                          CCC+              1,918,102             1,817,000
 2,000,000   MSX International, 11.00% Bond 10/15/07                          B-                2,029,791             2,000,000
                                                                                         ------------------       ------------------
                                                                                           $    6,433,384         $   6,238,250
                                                                                         ------------------       ------------------
             CONSTRUCTION - 0.8%
   600,000   Integrated Electrical Services, 9.375% Bond 2/1/09               CCC                 551,551               573,000
 2,000,000   Integrated Electrical Services, 9.375% Bond 2/1/09               CCC               1,863,139             1,920,000
                                                                                         ------------------       ------------------
                                                                                           $    2,414,690         $   2,493,000
                                                                                         ------------------       ------------------
             ELECTRONICS - 2.3%
 3,500,000   Knowles Electronics, 13.125% Bond 10/15/09                       CCC               3,481,327             3,605,000
 4,000,000   Motors and Gears, 10.75% Bond 11/15/06                           CCC               3,929,822             3,670,000
                                                                                         ------------------       ------------------
                                                                                           $    7,411,149          $  7,275,000
                                                                                         ------------------       ------------------
             ENERGY - 2.4%
 1,700,000   Abraxas Petroleum, Zero Coupon Bond 12/1/09 (a)                  N                 1,700,000             1,666,000
 2,250,000   Calpine, 8.75% Bond 7/15/13 (a)                                  B                 1,866,928             1,698,750
   925,000   Calpine, 9.875% Bond 12/1/11 (a)                                 B                   789,330               730,750
   993,374   Tiverton/Rumford Power, 9.00% Bond 7/15/18 (a)                   B                   776,264               774,832
 2,500,000   United Refining, 10.50% Bond 8/15/12 (a)                         B-                2,468,588             2,559,375
                                                                                         ------------------       ------------------
                                                                                           $    7,601,110         $   7,429,707
                                                                                         ------------------       ------------------
             FINANCE - 1.9%
 1,602,000   Advanta Capital Trust, 8.99% Bond 12/17/26                       CCC               1,577,085             1,557,945
 1,000,000   Labranche, 9.50% Bond 5/15/09                                    B                 1,002,253             1,005,000
 3,375,000   Labranche, 11.00% Bond 5/15/12                                   B                 3,619,457             3,577,500
                                                                                         ------------------       ------------------
                                                                                           $    6,198,795         $   6,140,445
                                                                                         ------------------       ------------------

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares     Description                                                    (Unaudited)        Cost                 Value (b)
             FOOD - 1.7%
   700,000   Ameriqual Group, 9.00% Bond 4/1/12 (a)                           B+           $      700,000         $     700,000
 6,600,000   Land O Lakes, 7.45% Bond 3/15/28 (a)                             CCC               4,130,203             4,587,000
                                                                                         ------------------       ------------------
                                                                                           $    4,830,203         $   5,287,000
                                                                                         ------------------       ------------------
            HEALTH CARE - 1.1%
 2,950,000  Curative Health, 10.75% Bond 5/1/11                               B-                2,662,498             2,426,375
 1,000,000  Hanger Orthopedic Group, 10.375% Bond 2/15/09                     CCC+                985,432               992,500
                                                                                         ------------------       ------------------
                                                                                           $    3,647,930         $   3,418,875
                                                                                         ------------------       ------------------
            MANUFACTURING - 6.5%
 3,000,000  Consolidated Container, 10.125% Bond 7/15/09                      CCC               2,836,805             2,790,000
 2,650,000  Dura Operating, 9.00% Bond 5/1/09                                 CCC+              2,551,646             2,093,500
 1,000,000  Elgin National Industry, 11.0% Bond 11/1/07                       CCC-                950,944               947,960
   250,000  Foamex, 9.875% Bond 6/15/07                                       CCC+                215,589               135,000
 2,000,000  Foamex, 10.75% Bond 4/1/09                                        B-                1,918,953             1,760,000
 2,550,000  GSI Group Inc, 10.25% Bond 11/1/07                                CCC+              2,554,347             2,550,000
 1,800,000  Intermet, Zero Coupon Bond 6/15/09 in default (d)                 Non-rated         1,153,137             1,008,000
 3,000,000  MMI Products, 11.25% Bond 4/15/07                                 CCC               3,001,184             2,985,000
 3,200,000  US Can, 12.375% Bond 10/1/10                                      CCC+              2,930,380             3,008,000
 3,500,000  VITRO SA, 11.75% Bond 11/1/13 (a) (e)                             B-                3,470,571             3,325,000
                                                                                         ------------------       ------------------
                                                                                           $   21,583,556         $  20,602,460
                                                                                         ------------------       ------------------
            PRINTING - 0.2%
 1,100,000  American Color Graph, 10.00% Bond 6/15/10                         CCC                 801,346               715,000

            RETAIL - 1.7%
 4,200,000  General Nutrition Center, 8.50% Bond 12/1/10                      CCC+              3,916,859             3,570,000
 1,000,000  New World Restaurant, 13.00% Bond 7/1/08                          CCC+              1,005,266             1,020,000
   750,000  Star Gas Partner, 10.25% Bond 2/15/13                             CCC-                699,576               693,750
                                                                                         ------------------       ------------------
                                                                                           $    5,621,701         $   5,283,750
                                                                                         ------------------       ------------------

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares    Description                                                     (Unaudited)        Cost                 Value (b)
            TELECOMMUNICATIONS - 5.7%
   350,000  American Cellular, 10.00% Bond 8/1/11                             B-           $      305,100         $     322,000
 2,400,000  BARAK I.T.C., Zero Coupon Bond 11/15/07 in default (d)(e)         Non-rated         1,905,961             1,296,000
   600,000  Call-Net Enterprises,
            10.625% Bond 12/31/08 (e)                                         B-                  587,533               630,000
 3,375,000  Charter Communication, Zero Coupon Bond 5/15/11                   CCC-              2,500,156             2,328,750
 1,000,000  Charter, 10.00% Bond 5/15/11                                      CCC-                861,979               767,500
   500,000  Eschelon Operating, 8.375% Bond 3/15/10                           CCC+                431,002               427,500
 4,600,000  Level 3 Financing, 10.75% Bond 10/15/11 (a)                       CC                3,998,360             4,036,500
 2,025,000  Primus Telecommunications, 12.75% Bond 10/15/09                   CCC               1,954,013             1,863,000
 2,000,000  Primus Telecommunications, 8.00% Bond 1/15/14                     CCC               1,692,218             1,440,000
 2,350,000  Rural Cellular,
            9.75% Bond 1/15/10                                                CCC               2,109,409             2,150,250
 2,305,000  Time Warner,
            10.125% Bond 2/1/11                                               CCC+              2,159,640             2,224,325
   400,000  Transtel SA,
            12.50% Bond 12/31/08 (a)                                          Non-rated           375,288               376,000
                                                                                         ------------------       ------------------
                                                                                           $   18,880,659         $  17,861,825
                                                                                         ------------------       ------------------
            TOBACCO - 0.7%
 2,800,000  North Atlantic Trading, 9.25% Bond 3/1/12                         B                 2,610,804             2,100,000

            TRANSPORTATION - 1.0%
 3,000,000  Greyhound Lines, 11.50% Bond 4/15/07                              CCC-              2,968,763             3,015,000

            TRAVEL - 0.3%
 1,000,000  Worldspan Financial,
            9.024% Bond 2/15/11 (a)                                           CCC+                997,620               970,000
                                                                                         ------------------       ------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                                $  92,001,710         $  88,830,312
                                                                                         ------------------       ------------------
MORTGAGE BACKED SECURITIES - 2.7% OF NET ASSETS

            COLLATERALIZED MORTGAGE OBLIGATION - 2.7%
            Harborview Mortgage 2003-2 1X, 1.58% 10/19/33
            interest-only strips                                              AAA               1,841,646             1,761,371
            Harborview Mortgage 2004-8 x, 0.65% Bond 11/19/34
            interest-only strips                                              AAA               2,863,632             2,818,971

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares    Description                                                     (Unaudited)        Cost                 Value (b)
            Mellon Residential 2002-TBC2 X, 1.101% 8/15/32
            interest-only strips                                              AAA          $    1,803,488         $   2,115,916
 1,714,343  Structured Asset 2003-S A, 7.50% 12/28/33 (a)                     BBB               1,697,925             1,697,199
                                                                                         ------------------       ------------------
TOTAL MORTGAGE BACKED SECURITIES                                                           $    8,206,691         $   8,393,457
                                                                                         ------------------       ------------------
GOVERNMENT AGENCY SECURITIES - 2.1% OF NET ASSETS
            GNMA 2003-59 XA, 0.304% 6/16/34 interest-only strips (c)          Non-rated         3,824,369             3,647,112
            GNMA 2003-64 XA, 0.517% 8/16/43 interest-only strips (c)          Non-rated         5,467,593             2,860,186
                                                                                         ------------------       ------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                         $    9,291,962         $   6,507,298
                                                                                         ------------------       ------------------
MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
 1,000,000  Pima County AZ IDA Health Care, 8.50% 11/15/32                    Non-rated           625,032               619,860

COMMON STOCKS - 10.0% OF NET ASSETS
    50,800  American Capital Strategies, Ltd.                                                   1,390,327             1,595,628
    58,300  Andrx Corporation (d)                                                               1,125,863             1,321,661
    57,700  Anthracite Capital, Inc.                                                              628,946               642,778
     5,800  Bank of America Corporation                                                           231,303               255,780
     7,100  Best Buy Co., Inc.                                                                    376,294               383,471
     1,600  BP Prudhoe Bay Royalty Trust                                                           62,940               111,680
    17,900  Cimarex Energy Co. (d)                                                                686,375               698,100
    53,600  Cisco Systems, Inc. (d)                                                               958,986               958,904
     4,700  Coooper Cameron Corporation (d)                                                       261,949               268,887
    15,100  Cree, Inc. (d)                                                                        324,105               328,425
     7,200  Devon Energy Corporation                                                              259,380               343,800
    16,300  Exxon Mobil Corporation                                                               875,942               971,480
     7,800  First Data Corporation                                                                312,355               306,618
    13,800  Frontline Ltd.                                                                        667,171               676,200
     9,700  Harley-Davidson, Inc.                                                                 447,604               560,272
    33,200  Intersil Corporation                                                                  500,504               575,024
    14,700  Kerr-McGee Corporation                                                                851,794             1,151,451
    10,550  Kinder Morgan Energy Partners, L.P.                                                   471,603               474,750
    12,700  L-3 Communications Holdings, Inc.                                                     583,195               901,954
    44,800  Limited Brands, Inc.                                                                  779,012             1,088,640
    21,400  Lincoln Electric Holdings, Inc.                                                       651,534               643,712
     4,800  Magellan Midstream Partners, L.P.                                                     260,110               293,040
     6,800  Magyar Tavkozlesi Rt.                                                                 135,769               160,140
   122,150  MCG Capital Corporation                                                             2,040,549             1,879,278
    31,000  Microsoft Corporation                                                                 799,552               749,270
    48,800  New Century Financial Corporation                                                   2,473,358             2,284,816
     9,100  Newfield Exploration Company (d)                                                      636,819               675,766
    12,300  Oceaneering International, Inc. (d)                                                   449,276               461,250
    79,300  OmniVision Technologies, Inc.                                                       1,188,825             1,201,395
     9,800  Petroleo Brasileiro S.A.                                                              352,436               432,964
    20,700  Polycom, Inc. (d)                                                                     335,258               350,865

 Principal
 Amount/                                                                                                             Market
 Shares     Description                                                                        Cost                 Value (b)
     6,300  Range Resources Corporation                                                    $      134,548         $     147,168
    34,200  Regal Entertainment Group                                                             662,116               719,226
    20,890  Ship Finance International Limited                                                    451,484               424,067
    11,000  Storage Technology Corporation                                                        263,611               338,800
    79,133  Technology Investment Capital Corporation                                           1,177,008             1,183,038
    10,050  Teva Pharmaceutical Industries Limited                                                297,480               311,449
    27,200  The Home Depot, Inc.                                                                  986,795             1,040,128
    11,400  Tidewater, Inc.                                                                       347,746               443,004
    19,100  TOP Tankers Inc.                                                                      344,379               354,305
    45,200  Trustreet Properties Inc.                                                             735,570               695,628
    18,100  Tsakos Energy Navigation Limited                                                      651,369               796,943
    10,900  Unit Corporation (d)                                                                  436,280               492,353
    62,650  UTStarcom, Inc. (d)                                                                 1,185,665               686,018
       700  Valero L.P.                                                                            38,700                42,175
     7,100  Wal-Mart Stores, Inc.                                                                 367,255               355,781
    10,600  XL Capital Ltd.                                                                       818,100               767,122
                                                                                         ------------------       ------------------
Total Common Stocks                                                                        $   30,017,240         $  31,545,204
                                                                                         ------------------       ------------------
EURODOLLAR TIME DEPOSITS - 1.5% OF NET ASSETS
            State Street Bank & Trust Company Eurodollar time deposits dated
            March 31, 2005, 0.85%, maturing at $ 4,540,107 on April 1, 2005.                    4,540,000             4,540,000

CORPORATE LOANS - 0.4% OF NET ASSETS
            Xspedius, 9.22% 3/1/10                                                         $    1,250,000         $   1,250,000
                                                                                         ------------------       ------------------
TOTAL INVESTMENTS - 135.5% OF NET ASSETS                                                   $  426,830,280         $ 424,991,965
                                                                                         ------------------       ------------------
OTHER ASSETS AND LIABILITIES, NET - (35.5%) OF NET ASSETS                                                          (111,261,019)
                                                                                                                 ===================
NET ASSETS                                                                                                       $  313,730,946
                                                                                                                 ===================

(a)  These securities are sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.
(b)  See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
(d)  These securities are non-income producing.
(e)  These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.
(f)  Trust preferred security with no stated interest rate. NRSRO--Nationally Recognized Statistical Rating Organization.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

RMK STRATEGIC INCOME FUND, INC.
Portfolio Commentary
March 31, 2005

MANAGEMENT DISCUSSION OF FUND PERFORMANCE

For the six months and the fiscal year ended March 31, 2005, RMK Strategic Income Fund, Inc. (the "Fund") had a total return of 6.37% and 9.68%, respectively, based on market price and reinvested dividends. For the six months and the year ended March 31, 2005, the Fund had a total return of 6.00% and 10.87%, respectively, based on net asset value and reinvested dividends. For the six months and the year ended March 31, 2005, the Lehman Brothers Ba U.S. High Yield Index had a total return of 1.17% and 4.28%, respectively. The Fund's strong performance was primarily attributable to the Fund's relative yield advantage as evidenced by the monthly dividend distributions and the relative net asset value stability produced by the Fund's allocation in a wide variety of asset types.

During the fiscal year ended March 31, 2005, the Fund paid total income distributions of $1.68 per share, which is composed of total regular monthly dividends for the year of $1.38 per share and total special dividend distributions in December 2004 of $0.30 per share. For the last four months of the Fund's fiscal year, the Fund paid monthly dividends of $0.15 per share.

Our high income strategy emphasizes very broad diversification utilizing asset categories beyond the well recognized below investment grade corporate and convertible bonds. This diversification allows us to find better risk/reward opportunities than would be possible if we were restricted to a single asset sector.

Key drivers of performance in 2004 included commercial mortgage-backed securities, distressed credit card receivables, below investment grade corporate bonds and dividend-paying common stocks.

Within the asset-backed securities, credit card receivables from issuers like Nextcard, First Consumers, and Metris provided a boost to the Fund's returns in late 2004. Elevated delinquencies and charge-offs caused these assets to suffer significant credit downgrades and to trade down as low as 30%-40% discounts of the original issue. Again a recovering economy mitigated delinquencies and the robust structure of those trusts caused these assets to recover virtually all of their value.

The Fund employs leverage within the parameters allowed by its prospectus. Leverage increases (decreases) returns if the rate of return on the assets that were bought with the borrowed money was higher (lower) than the interest charged on the borrowed money. The Fund employs leverage on the whole portfolio rather than specific positions; therefore, because the Fund had a positive return for the period ended March 31, 2005, the leverage was beneficial to stockholders. Although increasing short-term interest rates will increase the cost of borrowed money, the Fund has invested an equivalent amount of assets in adjustable rate securities that will similarly benefit from increasing short-term rates. This allocation to floating rate assets should provide the Fund a level of protection from rising rates and allow the Fund to continue to benefit from the use of leverage.

For 2005, we expect continued economic recovery and continued increases in short-term interest rates by the Federal Reserve. To position the Fund to take advantage of these conditions, we have increased our allocation of floating rate bonds. These bonds, which may be corporate or asset-backed, have coupon rates that will increase as short-term interest rates increase. This feature should allow the Fund to benefit from rising rates as well as maintain its net asset value. We also expect business conditions to continue to improve, which should produce a continual uptrend in corporate as well as household earnings. The Fund stands to benefit from this trend by increasing our investments in corporate debt and securitized home equity loans.


/s/ James C. Kelsoe

James C. Kelsoe, Jr., CFA
Portfolio Manager

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE FUNDS WILL ACHIEVE THEIR INVESTMENT OBJECTIVES. THE FUNDS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE FUNDS WILL DECLINE AND, THEREFORE, THE VALUE OF THE FUNDS' SHARES MAY BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THE FUNDS.

PORTFOLIO STATISTICS AS OF 3/31/05

Portfolio Credit Rating                                           BB
Portfolio Current Yield                                         11.42%
Portfolio Yield to Maturity                                     11.03%
Portfolio Duration                                            3.71 Years
Percentage of Leveraged Assets                                  26.00%
Number of Holdings                                               204


ASSET ALLOCATION* AS OF 3/31/05  [PIE CHART REPRESENTATION]

Certificate-Backed Obligations          2.5%
Government Agency Securities            1.5%
Cash                                    1.4%
Other                                   1.0%
Corporate Bonds                        19.3%
Home Equity Loans                      18.3%
Commercial Loans                       14.3%
Common Stock                            9.7%
Manufactured Housing Loans              9.6%
Equipment Leases                        7.6%
Collateralized Debt Obligations         6.8%
Franchise Loans                         5.5%
Collateralized Mortgage Obligations     2.5%

* Percentages are based on total investments, which may differ from total net assets used in computing the percentages in the Portfolio of Investments. Current holdings may not reflect the holdings as of the date of this report.

CREDIT QUALITY DISTRIBUTION* AS OF 3/31/05

AAA                                                             3.6%
AA                                                              3.2%
A                                                               5.5%
BBB                                                            23.3%
BB                                                             15.0%
B                                                              21.1%
CCC                                                            17.2%
CC                                                              1.5%
C                                                               0.2%
D                                                               1.7%
NR                                                              7.7%

* Each rating category above includes all bonds within the broad rating category (i.e., BBB includes all bonds rated BBB+, BBB, and BBB-). Current holdings may not reflect the holdings as of the date of this report.

                          NAV & MARKET PRICE HISTORY(1)

The graph below illustrates the net asset value and market price history of RMK Strategic Income Fund, Inc. (NYSE: RSF) from March 18, 2004 (commencement of investment operations) to March 31, 2005.

[GRAPH REPRESENTATION]

RSF                   NAV               Market Price History
---                   ---               --------------------
03/18/2004            $14.30            $15.00
03/19/2004            $14.29            $15.75
03/20/2004            $14.29            $15.75
03/21/2004            $14.29            $15.75
03/22/2004            $14.29            $15.51
03/23/2004            $14.28            $15.51
03/24/2004            $14.28            $15.56
03/25/2004            $14.28            $15.55
03/26/2004            $14.28            $15.44
03/27/2004            $14.28            $15.44
03/28/2004            $14.28            $15.44
03/29/2004            $14.26            $15.70
03/30/2004            $14.27            $15.85
03/31/2004            $14.29            $16.00
04/01/2004            $14.29            $16.00
04/02/2004            $14.24            $15.55
04/03/2004            $14.24            $15.55
04/04/2004            $14.24            $15.55
04/05/2004            $14.24            $15.65
04/06/2004            $14.24            $15.45
04/07/2004            $14.24            $15.40
04/08/2004            $14.23            $15.40
04/09/2004            $14.23            $15.40
04/10/2004            $14.23            $15.40
04/11/2004            $14.23            $15.40
04/12/2004            $14.24            $15.34
04/13/2004            $14.18            $15.00
04/14/2004            $14.18            $15.00
04/15/2004            $14.16            $15.02
04/16/2004            $14.18            $15.05
04/17/2004            $14.18            $15.05
04/18/2004            $14.18            $15.05
04/19/2004            $14.19            $15.11
04/20/2004            $14.17            $15.09
04/21/2004            $14.18            $15.00
04/22/2004            $14.22            $14.96
04/23/2004            $14.19            $14.81
04/24/2004            $14.19            $14.81
04/25/2004            $14.19            $14.81
04/26/2004            $14.17            $14.80
04/27/2004            $14.17            $14.62
04/28/2004            $14.14            $14.47
04/29/2004            $14.12            $14.31
04/30/2004            $14.13            $14.65
05/01/2004            $14.13            $14.65
05/02/2004            $14.13            $14.65
05/03/2004            $14.14            $14.70
05/04/2004            $14.13            $14.68
05/05/2004            $14.14            $14.78
05/06/2004            $14.28            $14.70
05/07/2004            $14.19            $14.30
05/08/2004            $14.19            $14.30
05/09/2004            $14.19            $14.30
05/10/2004            $14.16            $14.25
05/11/2004            $14.20            $14.35
05/12/2004            $14.17            $14.49
05/13/2004            $14.18            $14.74
05/14/2004            $14.19            $14.73
05/15/2004            $14.19            $14.73
05/16/2004            $14.19            $14.73
05/17/2004            $14.20            $14.75
05/18/2004            $14.22            $14.77
05/19/2004            $14.21            $14.75
05/20/2004            $14.22            $14.92
05/21/2004            $14.21            $14.83
05/22/2004            $14.21            $14.83
05/23/2004            $14.21            $14.83
05/24/2004            $14.24            $14.80
05/25/2004            $14.26            $14.95
05/26/2004            $14.29            $14.94
05/27/2004            $14.29            $14.85
05/28/2004            $14.31            $14.80
05/29/2004            $14.31            $14.80
05/30/2004            $14.31            $14.80
05/31/2004            $14.31            $14.80
06/01/2004            $14.31            $14.95
06/02/2004            $14.30            $14.95
06/03/2004            $14.28            $14.95

06/04/2004            $14.30            $14.95
06/05/2004            $14.30            $14.95
06/06/2004            $14.30            $14.95
06/07/2004            $14.20            $14.95
06/08/2004            $14.20            $14.80
06/09/2004            $14.18            $14.85
06/10/2004            $14.19            $14.80
06/11/2004            $14.19            $14.80
06/12/2004            $14.19            $14.80
06/13/2004            $14.19            $14.80
06/14/2004            $14.16            $14.85
06/15/2004            $14.21            $15.00
06/16/2004            $14.20            $14.95
06/17/2004            $14.21            $14.99
06/18/2004            $14.23            $14.94
06/19/2004            $14.23            $14.94
06/20/2004            $14.23            $14.94
06/21/2004            $14.22            $14.95
06/22/2004            $14.22            $14.98
06/23/2004            $14.25            $14.90
06/24/2004            $14.25            $14.88
06/25/2004            $14.29            $14.80
06/26/2004            $14.29            $14.80
06/27/2004            $14.29            $14.80
06/28/2004            $14.27            $14.69
06/29/2004            $14.28            $14.94
06/30/2004            $14.31            $14.90
07/01/2004            $14.29            $14.99
07/02/2004            $14.28            $14.95
07/03/2004            $14.28            $14.95
07/04/2004            $14.28            $14.95
07/05/2004            $14.28            $14.95
07/06/2004            $14.26            $14.95
07/07/2004            $14.24            $14.99
07/08/2004            $14.21            $14.91
07/09/2004            $14.22            $15.03
07/10/2004            $14.22            $15.03
07/11/2004            $14.22            $15.03
07/12/2004            $14.23            $14.94
07/13/2004            $14.11            $15.05
07/14/2004            $14.13            $15.15
07/15/2004            $14.10            $15.23
07/16/2004            $14.14            $15.24
07/17/2004            $14.14            $15.24
07/18/2004            $14.14            $15.24
07/19/2004            $14.16            $15.26
07/20/2004            $14.16            $15.35
07/21/2004            $14.14            $15.34
07/22/2004            $14.16            $15.26
07/23/2004            $14.16            $15.39
07/24/2004            $14.16            $15.39
07/25/2004            $14.16            $15.39
07/26/2004            $14.16            $15.32
07/27/2004            $14.17            $15.20
07/28/2004            $14.16            $15.20
07/29/2004            $14.18            $15.23
07/30/2004            $14.20            $15.25
07/31/2004            $14.20            $15.25
08/01/2004            $14.20            $15.25
08/02/2004            $14.21            $15.34
08/03/2004            $14.21            $15.40
08/04/2004            $14.22            $15.45
08/05/2004            $14.18            $15.53
08/06/2004            $14.05            $15.42
08/07/2004            $14.05            $15.42
08/08/2004            $14.05            $15.42
08/09/2004            $14.05            $15.50
08/10/2004            $14.07            $15.42
08/11/2004            $14.05            $15.50
08/12/2004            $14.05            $15.55
08/13/2004            $14.08            $15.53
08/14/2004            $14.08            $15.53
08/15/2004            $14.08            $15.53
08/16/2004            $14.10            $15.65
08/17/2004            $14.13            $15.57
08/18/2004            $14.18            $15.55
08/19/2004            $14.18            $15.50
08/20/2004            $14.19            $15.65
08/21/2004            $14.19            $15.65

08/22/2004            $14.19            $15.65
08/23/2004            $14.18            $15.55
08/24/2004            $14.18            $15.83
08/25/2004            $14.23            $15.99
08/26/2004            $14.27            $15.77
08/27/2004            $14.31            $15.77
08/28/2004            $14.31            $15.77
08/29/2004            $14.31            $15.77
08/30/2004            $14.35            $15.76
08/31/2004            $14.38            $16.00
09/01/2004            $14.40            $16.20
09/02/2004            $14.42            $16.05
09/03/2004            $14.39            $16.00
09/04/2004            $14.39            $16.00
09/05/2004            $14.39            $16.00
09/06/2004            $14.39            $16.00
09/07/2004            $14.41            $16.25
09/08/2004            $14.28            $16.05
09/09/2004            $14.32            $15.92
09/10/2004            $14.36            $16.10
09/11/2004            $14.36            $16.10
09/12/2004            $14.36            $16.10
09/13/2004            $14.48            $16.12
09/14/2004            $14.48            $16.15
09/15/2004            $14.46            $16.02
09/16/2004            $14.50            $16.00
09/17/2004            $14.52            $16.10
09/18/2004            $14.52            $16.10
09/19/2004            $14.52            $16.10
09/20/2004            $14.52            $16.00
09/21/2004            $14.51            $16.10
09/22/2004            $14.51            $16.00
09/23/2004            $14.58            $15.92
09/24/2004            $14.59            $16.00
09/25/2004            $14.59            $16.00
09/26/2004            $14.59            $16.00
09/27/2004            $14.60            $16.05
09/28/2004            $14.62            $15.85
09/29/2004            $14.57            $15.99
09/30/2004            $14.47            $15.95
10/01/2004            $14.51            $15.95
10/02/2004            $14.51            $15.95
10/03/2004            $14.51            $15.95
10/04/2004            $14.53            $15.95
10/05/2004            $14.49            $16.00
10/06/2004            $14.49            $15.92
10/07/2004            $14.99            $15.96
10/08/2004            $14.35            $16.10
10/09/2004            $14.35            $16.10
10/10/2004            $14.35            $16.10
10/11/2004            $14.35            $16.05
10/12/2004            $14.35            $16.00
10/13/2004            $14.36            $16.10
10/14/2004            $14.35            $16.15
10/15/2004            $14.35            $16.15
10/16/2004            $14.35            $16.15
10/17/2004            $14.35            $16.15
10/18/2004            $14.36            $16.12
10/19/2004            $14.36            $16.10
10/20/2004            $14.40            $15.90
10/21/2004            $14.41            $15.89
10/22/2004            $14.41            $15.71
10/23/2004            $14.41            $15.71
10/24/2004            $14.41            $15.71
10/25/2004            $14.41            $15.76
10/26/2004            $14.44            $15.85
10/27/2004            $14.46            $15.80
10/28/2004            $14.47            $15.75
10/29/2004            $14.51            $15.82
10/30/2004            $14.51            $15.82
10/31/2004            $14.51            $15.82
11/01/2004            $14.50            $16.10
11/02/2004            $14.47            $16.09
11/03/2004            $14.52            $15.99
11/04/2004            $14.54            $16.07
11/05/2004            $14.55            $15.86
11/06/2004            $14.55            $15.86
11/07/2004            $14.55            $15.86
11/08/2004            $14.41            $15.95

11/09/2004            $14.42            $15.85
11/10/2004            $14.39            $16.00
11/11/2004            $14.43            $15.95
11/12/2004            $14.43            $15.87
11/13/2004            $14.43            $15.87
11/14/2004            $14.43            $15.87
11/15/2004            $14.49            $16.03
11/16/2004            $14.48            $15.99
11/17/2004            $14.51            $16.05
11/18/2004            $14.49            $16.05
11/19/2004            $14.47            $16.60
11/20/2004            $14.47            $16.60
11/21/2004            $14.47            $16.60
11/22/2004            $14.49            $16.60
11/23/2004            $14.47            $16.91
11/24/2004            $14.48            $16.97
11/25/2004            $14.48            $16.97
11/26/2004            $14.49            $17.20
11/27/2004            $14.49            $17.20
11/28/2004            $14.49            $17.20
11/29/2004            $14.48            $17.05
11/30/2004            $14.47            $17.04
12/01/2004            $14.50            $16.95
12/02/2004            $14.48            $16.99
12/03/2004            $14.53            $16.97
12/04/2004            $14.53            $16.97
12/05/2004            $14.53            $16.97
12/06/2004            $14.29            $16.60
12/07/2004            $14.27            $16.72
12/08/2004            $14.14            $16.51
12/09/2004            $14.14            $16.70
12/10/2004            $14.17            $16.98
12/11/2004            $14.17            $16.98
12/12/2004            $14.17            $16.98
12/13/2004            $14.19            $16.94
12/14/2004            $14.20            $16.90
12/15/2004            $14.23            $16.95
12/16/2004            $14.32            $17.00
12/17/2004            $14.31            $17.08
12/18/2004            $14.31            $17.08
12/19/2004            $14.31            $17.08
12/20/2004            $14.32            $17.09
12/21/2004            $14.37            $17.05
12/22/2004            $14.37            $16.95
12/23/2004            $14.40            $17.09
12/24/2004            $14.40            $17.09
12/25/2004            $14.40            $17.09
12/26/2004            $14.40            $17.09
12/27/2004            $14.38            $17.05
12/28/2004            $14.39            $17.02
12/29/2004            $14.30            $17.05
12/30/2004            $14.30            $17.09
12/31/2004            $14.29            $17.40
01/01/2005            $14.29            $17.40
01/02/2005            $14.29            $17.40
01/03/2005            $14.27            $17.28
01/04/2005            $14.25            $17.20
01/05/2005            $14.25            $17.15
01/06/2005            $14.27            $17.20
01/07/2005            $14.11            $17.03
01/08/2005            $14.11            $17.03
01/09/2005            $14.11            $17.03
01/10/2005            $14.11            $16.94
01/11/2005            $14.11            $16.95
01/12/2005            $14.12            $16.87
01/13/2005            $14.13            $16.75
01/14/2005            $14.16            $16.68
01/15/2005            $14.16            $16.68
01/16/2005            $14.16            $16.68
01/17/2005            $14.16            $16.68
01/18/2005            $14.24            $16.76
01/19/2005            $14.24            $16.70
01/20/2005            $14.24            $16.75
01/21/2005            $14.23            $16.74
01/22/2005            $14.23            $16.74
01/23/2005            $14.23            $16.74
01/24/2005            $14.21            $16.62
01/25/2005            $14.22            $16.59
01/26/2005            $14.25            $16.45

01/27/2005            $14.24            $16.50
01/28/2005            $14.29            $16.48
01/29/2005            $14.29            $16.48
01/30/2005            $14.29            $16.48
01/31/2005            $14.31            $16.70
02/01/2005            $14.33            $16.79
02/02/2005            $14.33            $16.84
02/03/2005            $14.34            $16.83
02/04/2005            $14.40            $16.82
02/05/2005            $14.40            $16.82
02/06/2005            $14.40            $16.82
02/07/2005            $14.41            $16.95
02/08/2005            $14.27            $16.84
02/09/2005            $14.27            $16.74
02/10/2005            $14.26            $16.81
02/11/2005            $14.28            $16.80
02/12/2005            $14.28            $16.80
02/13/2005            $14.28            $16.80
02/14/2005            $14.28            $16.75
02/15/2005            $14.29            $16.72
02/16/2005            $14.31            $16.84
02/17/2005            $14.30            $16.70
02/18/2005            $14.31            $16.76
02/19/2005            $14.31            $16.76
02/20/2005            $14.31            $16.76
02/21/2005            $14.31            $16.76
02/22/2005            $14.30            $16.58
02/23/2005            $14.32            $16.39
02/24/2005            $14.34            $16.63
02/25/2005            $14.35            $16.55
02/26/2005            $14.35            $16.55
02/27/2005            $14.35            $16.55
02/28/2005            $14.34            $16.48
03/01/2005            $14.33            $16.50
03/02/2005            $14.34            $16.55
03/03/2005            $14.35            $16.55
03/04/2005            $14.40            $16.59
03/05/2005            $14.40            $16.59
03/06/2005            $14.40            $16.59
03/07/2005            $14.43            $16.69
03/08/2005             14.44            16.60
03/09/2005             14.41            16.55
03/10/2005             14.25            16.27
03/11/2005             14.26            16.11
03/12/2005             14.26            16.11
03/13/2005             14.26            16.11
03/14/2005             14.29            15.81
03/15/2005             14.27            15.71
03/16/2005             14.23            15.60
03/17/2005             14.24            15.50
03/18/2005             14.23            15.72
03/19/2005             14.23            15.72
03/20/2005             14.23            15.72
03/21/2005             14.20            15.20
03/22/2005             14.16            15.06
03/23/2005             14.19            15.00
03/24/2005             14.21            14.99
03/25/2005             14.21            14.99
03/26/2005             14.21            14.99
03/27/2005             14.21            14.99
03/28/2005             14.23            15.32
03/29/2005            $14.17            $15.49
03/30/2005            $14.20            $15.73
03/31/2005            $14.23            $15.74

(1) Net asset value is calculated after the close of the exchanges each day by taking the closing market value of all securities owned plus all other assets such as cash, subtracting all liabilities, then dividing the result (total net assets) by the total number of shares outstanding. The market price is the last reported price at which a security was sold on an exchange.

FUND PERFORMANCE

TOTAL RETURNS AS OF                                     MARKET      NET ASSET
MARCH 31, 2005                                           VALUE        VALUE
Six Months                                               6.37%        6.00%
One Year                                                 9.68%       10.87%

Commencement of Investment Operations (3/18/04)(1)      16.32%       10.30%

(1)  Average annual total returns.
     Total returns assume an investment at the common share market price or net asset value at the beginning of the period, reinvestment of all dividends and distributions for the period in accordance with the Fund's dividend reinvestment plan, and sale of all shares at the closing market price (excluding any commissions) or net asset value at the end of the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE WHICH IS NO GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FUND PERFORMANCE CHANGES OVER TIME AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN WHAT IS STATED. FOR THE MOST RECENT PERFORMANCE, CALL 1-800-564-2188.

RMK STRATEGIC INCOME FUND, INC.
Portfolio of Investments
March 31, 2005

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares     Description                                                     (Unaudited)        Cost                 Value (b)

ASSET BACKED SECURITIES - INVESTMENT GRADE - 26.2% OF
NET ASSETS
              COLLATERIZED DEBT OBLIGATION - 5.0%
11,398,932    Diversified Asset Securitization 1A A1, 7.873% 9/15/35          AA          $   11,762,181          $  11,940,381
 4,000,000    E-Trade 2004-1A COM1, 2.00% 1/10/40                             BBB              3,980,105              3,980,000
 2,400,000    Restructured Asset Backed 2003-3A A3, 2.56% 1/29/22 (a)         AA-              1,917,747              1,911,000
                                                                                         ------------------       ------------------
                                                                                          $   17,660,033          $  17,831,381
                                                                                         ------------------       ------------------
              COMMERCIAL LOANS - 4.3%
11,483,386    Atherton Franchisee 1999-A A2, 7.23% 4/15/12 (a)  A+                            11,633,639             11,660,839
 1,000,000    FFCA Secured Lending 1998-1 D1, 7.81% 1/15/17 (a) BBB-                             790,825                790,000
 3,000,000    GMAC Commercial Mortgage 1998-C1 F, 7.096% 5/15/30 BBB-                          2,949,149              3,048,630
                                                                                         ------------------       ------------------
                                                                                          $   15,373,613          $  15,499,469
                                                                                         ------------------       ------------------
              EQUIPMENT LEASES - 4.9%
 8,586,169    AERCO 2A A3, 2.86% 7/15/25                                      BBB              6,408,440              6,343,033
 6,000,000    Aircraft Finance Trust 1999-1A A1, 2.883% 5/15/24               BBB              4,193,875              4,155,000
 3,000,000    Aviation Capital Group 2000-1A A1, 3.07% 11/15/25 (a)           BBB              2,251,788              2,272,080
 7,000,000    Lease Investment Flight Trust 1 A1, 2.87% 7/15/31               BBB              4,900,605              4,935,000
                                                                                         ------------------       ------------------
                                                                                           $  17,754,708          $  17,705,113
                                                                                         ------------------       ------------------
              FRANCHISE LOANS - 1.5%
              FMAC Loan Trust 1997-C AX, 2.355% 12/15/19
              interest-only strips (a)                                        BBB              2,778,749              2,719,888
 3,000,000    Franchise Loan Trust 1998-I A3, 6.74% 7/15/20 (a)               BBB              2,716,093              2,776,320
                                                                                         ------------------       ------------------
                                                                                           $   5,494,842          $   5,496,208
                                                                                         ------------------       ------------------
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 9.2%
 1,336,869    Aames Mortgage Trust 2001-3 B, 7.13% 11/25/31                   BBB              1,229,177             1,296,763
 3,450,000    Ace Securities 2004-HE2 B1, 5.311% 10/25/34                     BBB              2,761,803             3,346,500
 2,000,000    Ace Securities 2004-HE4 M11, 5.694% 12/25/34                    BBB-             1,603,838             1,871,880

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares      Description                                                    (Unaudited)        Cost                 Value (b)
 1,487,000    Ace Securities 2004-HS1 M6, 4.59% 2/25/34                       BBB-         $   1,446,598          $  1,486,976
 2,057,073    Amresco Residential Securities 1999-1 B, 5.09% 11/25/29         BBB              1,950,824             1,946,505
 2,700,000    First Franklin Mortgage 2004-FF2 N3, 8.835% 4/25/34 (a)         BBB              2,700,000             2,713,500
 2,750,000    First Franklin Mortgage 2004-FF5 M9, 4.47%  8/25/34             BBB-             2,446,713             2,557,500
 5,000,000    Long Beach Mortgage 2004-4 M10, 4.615% 10/25/34                 BBB+             4,607,452             5,050,000
 1,700,000    NovaStar Home Equity 2004-3 B4, 5.238% 12/25/34                 BBB              1,562,857             1,627,750
10,500,000    Option One Mortgage 2004-2 M7, 4.65% 5/25/34                    BBB              8,910,197             9,975,000
 1,417,882    Sail Net 2004-5A B, 6.75% 6/27/34 (a)                           BBB              1,383,703             1,382,846
                                                                                         ------------------       ------------------
                                                                                           $  30,603,162          $ 33,255,220
                                                                                         ------------------       ------------------
              MANUFACTURED HOUSING LOANS - 1.3%
 4,995,000    Green Tree Financial 1996-9 M1, 7.63% 1/15/28                   BBB              4,403,379             4,547,997
                                                                                         ------------------       ------------------
TOTAL ASSET BACKED SECURITIES - INVESTMENT GRADE                                           $  91,289,737          $ 94,335,388
                                                                                         ------------------       ------------------
ASSET BACKED SECURITIES - NON-INVESTMENT GRADE - 61.1% OF NET ASSETS

              CERTIFICATE-BACKED OBLIGATIONS - 3.3%
 1,000,000    MM Community Funding II, 3.50% 12/15/31 (a)                     Non-rated          938,903               937,500
 2,000,000    MM community Funding IX, 10.00% 5/1/33 (a)                      Non-rated        1,941,063             1,940,000
 2,000,000    Preferred Term Securities IV, 6.98% 6/24/34 (a)                 BB               2,029,762             2,030,000
 1,000,000    Preferred Term Securities XV, 9/26/34 (a) (f)                   Non-rated        1,000,000             1,055,900
 4,000,000    Preferred Term Securities XVI, 3/23/35 (a) (f)                  Non-rated        4,000,000             4,079,440
 1,000,000    US Capital Funding II, 6.90% 8/1/34                             Non-rated        1,000,000             1,000,000
 1,000,000    US Capital Funding III, 14.00% 12/1/35                          Non-rated        1,000,000             1,000,000
                                                                                         ------------------       ------------------
                                                                                           $  11,909,728          $  12,042,840
                                                                                         ------------------       ------------------
              COLLATERIZED DEBT OBLIGATION - 4.1%
 2,000,000    Crest 2000-1A D, 10.00% 8/31/36                                 BB               1,400,295              1,405,000
 3,000,000    Hewett's Island 2004-1A COM, 12/15/16 (f)                       BB               3,000,000              3,000,000

 Principal                                                                     NRSRO
  Amount/                                                                      Rating                                Market
  Shares      Description                                                    (Unaudited)        Cost                 Value (b)
 1,000,000    Hewett's Island II,
              12/15/16 (a) (f)                                                Non-rated    $     990,040          $    990,000
 9,000,000    MCPA2 1998-PA B2, 7.32% 6/23/10                                 B+               7,803,180             7,560,000
 1,950,000    MKP 4A CS, 2.00% 7/12/40                                        Non-rated        1,950,000             1,950,000
                                                                                         ------------------       ------------------
                                                                                           $  15,143,515          $ 14,905,000
                                                                                         ------------------       ------------------
              COMMERCIAL LOANS - 14.9%
 6,000,000    CS First Boston 1998-C2 H, 6.75% 11/11/30 (a)                   B                4,075,779            4,005,060
 1,763,536    CS First Boston Mortgage 1995-WF1 G, 8.488% 12/21/27            Non-rated        1,763,536            1,751,614
 2,601,437    Enterprise Mortgage 1998-1 A2, 6.38% 1/15/25 (a)                B                2,462,297            2,499,346
12,170,000    Enterprise Mortgage 1998-1 A3, 6.63% 1/15/25 (a)                B                6,952,973            6,997,750
 8,975,651    Enterprise Mortgage 1999-1 A2, 6.90% 10/15/25 (a)               CCC              3,075,793            2,692,695
19,699,781    Enterprise Mortgage 2000-1 A1, 7.575% 1/15/27 (a)               B-              11,912,253           11,031,877
17,664,734    Enterprise Mortgage 2000-1 A2, 7.505% 1/15/27 (a)               B-               9,904,053            9,892,251
 5,000,000    FFCA Secured Lending 1999-2 B1, 8.27% 5/18/26 (a)               CCC              3,071,239            2,582,950
 4,000,000    GMAC Commercial Mortgage 1997-C2 F, 6.75% 4/15/29               B                2,775,676            3,131,000
 3,000,000    GMAC Commercial Mortgage 2000-C1 H, 7.00% 3/15/33 (a)           B+               2,700,483            2,866,050
 6,000,000    GS Mortgage 1998-C1 H, 6.00% 10/18/30 (a)                       CCC              2,892,654            2,845,260
 3,000,000    Merrill Lynch Mortgage 1998-C1 F, 6.25% 11/15/26                CCC              1,779,887            1,742,640
 1,970,000    Salomon Brothers Mortgage 2000-C2 J, 6.308% 7/18/33             BB               1,715,984            1,550,489
                                                                                         ------------------       ------------------
                                                                                           $  55,082,607          $ 53,588,982
                                                                                         ------------------       ------------------
              EQUIPMENT LEASES - 5.3%
 4,000,000    Airplanes Pass Through Trust 2001-1A A9, 3.14% 3/15/19          BB+              2,150,237             2,135,000
 1,539,131    DVI Receivables 2002-1 A3A, 3.121% 6/11/10                      CCC+             1,089,567             1,088,935
 4,000,000    Embarcadero Aircraft 2000-A A1, 3.07% 8/15/25 (a)               BB               2,275,331             2,320,000
 2,000,000    Ocean Star 2004-A E, 8.606% 11/12/18 (a)                        BB-              2,002,417             2,015,000
 6,000,000    Pegasus Aviation Lease 1999-1A A2, 6.30% 3/25/29 (a)            CCC+             3,115,107             2,985,000

  Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
 9,639,989    Pegasus Aviation Lease 2000-1 A1, 3.275% 3/25/15(a)             B-         $     5,165,474          $ 5,097,144
 5,000,000    Pegasus Aviation Lease 2000-1 A2, 8.37% 3/25/30(a)              B-               3,230,376            3,321,155
                                                                                         ------------------       ------------------
                                                                                           $  19,028,509          $18,962,234
                                                                                         ------------------       ------------------
              FRANCHISE LOANS - 5.9%
 1,000,000    Falcon Franchise Loan 1999-1 E, 6.50% 1/5/14                    BB                 828,921              806,620
 1,000,000    Falcon Franchise Loan 2001-1 F, 6.50% 1/5/23                    CCC+               678,833              659,330
 2,585,405    FMAC Loan Trust 1996-B A1, 7.629% 11/15/18 (a)                  D                1,906,001            1,860,796
 6,825,046    FMAC Loan Trust 1996-B A2, 2.60% 11/15/18 (a)                   D                4,436,622            4,333,904
 1,401,041    FMAC Loan Trust 1997-B A, 6.85% 9/15/19 (a)                     B                1,217,838            1,330,989
 7,135,064    FMAC Loan Trust 1998-A A3, 6.69% 9/15/20 (a)                    C                5,428,374            5,315,623
 4,364,860    FMAC Loan Trust 1998-BA A2, 6.74% 11/15/20 (a)                                   3,258,648            3,003,473
              FMAC Loan Trust 1998-BA AX, 1.34% 11/15/20                      C                  610,237              574,426
              interest-only strips (a)
 6,000,000    FMAC Loan Trust 1998-CA A3, 6.99% 6/15/12 (a)                   CCC+             3,582,589            3,366,960
                                                                                         ------------------       ------------------
                                                                                         $    21,948,063          $21,252,121
                                                                                         ------------------       ------------------
              HOME EQUITY LOANS (NON-HIGH LOAN-TO-VALUE) - 15.4%
 8,892,000    Ace Securities 2004-HE1 B, 4.60% 2/25/34                        BB               7,590,644            8,091,720
10,855,000    Ace Securities 2004-OP1 B, 4.60% 4/25/34                        BB               8,915,409            9,986,600
 4,114,000    Ace Securities 2004-RM1 B2, 1.436% 7/25/34 (a)                  Non-rated        3,329,187            3,743,740
 2,057,000    Ace Securities 2004-RM1 B3, 1.436% 7/25/34 (a)                  Non-rated        1,545,452            1,789,590
 1,177,332    Delta Funding Home Equity 2000-4 B, 7.15% 2/15/31               D                  463,339              435,613
 2,100,000    Equifirst Mortgage 2004-2 B1, 4.74% 7/25/34 (a)                 BB+              1,724,383            1,869,000
 2,732,000    Equifirst Mortgage 2004-2 B2, 4.74% 7/25/34 (a)                 BB               2,163,288            2,267,560
 1,000,000    Equifirst Mortgage 2005-1 B3, 6.08% 4/25/35 (a)                 BB-                827,626              827,500
 1,000,000    Equifirst Mortgage 2005-1 B4, 6.08% 4/25/35 (a)                 Non-rated          827,001              826,880

  Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
              First Franklin Mortgage 2004-FF5 B, 4.47%                       Non-rated    $   2,212,318        $   2,475,000
 2,750,000     8/25/34 (a)
              First Franklin Mortgage 2004-FFH2 B2, 4.25%                     BB               2,429,741            2,670,000
 3,000,000     6/25/34 (a)
              First Franklin Mortgage 2004-FFH3 B1, 5.10%                     BB+              2,073,450            2,325,000
 2,500,000    10/25/34 (a)
 2,000,000    GSAMP Trust 2004-AR1 B5, 5.00% 6/25/34 (a)                      Non-rated        1,552,348            1,550,000
 2,458,669    Long Beach Mortgage 2001-4 M3, 4.93% 3/25/32                    CCC+             2,178,233            2,089,869
 3,000,000    Long Beach Mortgage 2004-2 B, 5.50% 6/25/34 (a)                 BB+              2,416,943            2,700,000
 3,000,000    Meritage Mortgage 2004-2 B1, 4.829% 1/25/35 (a)                 Non-rated        2,428,120            2,580,000
 2,000,000    Meritage Mortgage 2004-2 B2, 4.829% 1/25/35 (a)                 Non-rated        1,569,483            1,670,000
              Merrill Lynch Mortgage 2005-SL1 B5, 6.27%
 2,000,000     1/25/35 (a)                                                     BB               1,784,852            1,784,420
 1,830,000    Terwin Mortgage 2004-16SL B3, 6.34% 10/25/34                    BB               1,505,447            1,573,800
              Terwin Mortgage 2005-3SL B6, 11.50% 3/25/35                     Non-rated        4,028,611            4,025,360
              interest-only strips                                                       ------------------       ------------------
                                                                                           $  51,565,875        $  55,281,652
                                                                                         ------------------       ------------------
              MANUFACTURED HOUSING LOANS - 11.6
 2,300,000    BankAmerica Manufactured Housing 1997-1 B1, Zero                CC                 632,746              599,771
              Coupon Bond 6/10/21 (d)
 5,524,350    Bombardier Capital Mortgage 1999-B M1, 8.12%                    CC                 564,981              276,218
              12/15/29
 4,693,541    Conseco Finance 2000-5 M2, 9.03% 2/1/32                         CCC-               555,181              398,951
 2,000,000    Conseco Finance 2001-1 M1, 7.535% 7/1/32                        CCC-               720,482              462,500
 3,576,357    Green Tree Financial 1996-4 M1, 7.75% 6/15/27                   B+               2,897,139            2,854,935
 1,479,336    Green Tree Financial 1996-5 B1, 8.10% 7/15/27                   CCC-               355,708              340,247
 8,000,000    Green Tree Financial 1997-8 M1, 7.02% 10/15/27                  B+               5,389,409            5,517,792
 7,000,000    Green Tree Financial 1999-4 M1, 7.60% 5/1/31                    CCC              1,927,632            1,351,280
 18,000,000   Green Tree Financial 1999-5 M1, 8.05% 3/1/30                    CCC              5,137,388            4,020,480
 14,545,000   Greenpoint Manufactured Housing 1999-5 M2, 9.23%                CC              10,590,407            9,017,042
              12/15/29

  Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
 7,500,000    Greenpoint Manufactured Housing 2000-1 M2,                      CC    $            838,157           $  656,250
              8.78% 3/20/30
10,000,000    Greenpoint Manufactured Housing 2000-3 IM1,                     B-               4,682,138            2,919,970
              9.01% 6/20/31
10,000,000    Madison Avenue Manufactured Housing 2002-A                      B                 ,785,222            3,300,000
              B2, 4.34% 3/25/32
 5,389,000    Merit Securities 12-1 1M2, 7.35% 7/28/33                        CC               4,040,926            3,242,076
 5,886,000    Merit Securities 13 M2, 7.88% 12/28/33                          CC               3,184,837            2,376,649
 1,500,000    Oakwood Mortgage 2002-A M1, 7.76% 3/15/32                       CCC                511,694              472,350
10,000,000    Oakwood Mortgage 2002-B M1, 7.62% 6/15/32                       B                3,751,543            3,599,300
              UCFC Manufactured Housing 1997-2 B1, Zero
 5,000,000    Coupon Bond 2/15/18                                             CC                 844,012              400,000
                                                                                         ------------------       ------------------
                                                                                          $   50,409,602       $   41,805,811
                                                                                         ------------------       ------------------
              RECREATIONAL EQUIPMENT - 0.6%
 2,525,502    Green Tree Recreational Equipment 1996-B
              CTFS, 7.70% 7/15/18                                             CCC-             2,207,280            2,184,560
                                                                                         ------------------       ------------------
                                                                                          $  227,295,179       $  220,023,200
                                                                                         ------------------       ------------------
TOTAL ASSET BACKED SECURITIES - NON-INVESTMENT GRADE

CORPORATE BONDS - NON-INVESTMENT GRADE - 25.9% OF NET ASSETS
              BUSINESS SERVICES - 1.1%
   500,000    Danka Business Systems, 10.00% Bond 4/1/08                      Non-rated          485,491              421,250
 2,000,000    MSX International, 11.375% Bond 1/15/08                         CCC+             1,662,858            1,580,000
                                                                              B-               2,029,791            2,000,000
 2,000,000    MSX International, 11.00% Bond 10/15/07                                    ------------------       ------------------
                                                                                          $    4,178,140       $    4,001,250
                                                                                         ------------------       ------------------
              CONSTRUCTION - 0.9%
 1,300,000    Integrated Electrical Services, 9.375% Bond                     CCC              1,188,922            1,241,500
              2/1/09
 2,000,000    Integrated Electrical Services, 9.375% Bond                     CCC              1,856,037            1,920,000
              2/1/09                                                                     ------------------       ------------------

                                                                                          $    3,044,959       $    3,161,500
                                                                                         ------------------       ------------------

 Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
              ELECTRONICS - 2.2%
 4,000,000    Knowles Electronics, 13.125% Bond 10/15/09                      CCC           $  4,192,200         $  4,120,000
 4,000,000    Motors and Gears, 10.75% Bond 11/15/06                          CCC              3,929,822            3,670,000
                                                                                         ------------------       ------------------
                                                                                            $  8,122,022         $  7,790,000
                                                                                         ------------------       ------------------
              ENERGY - 1.7%
 2,500,000    Abraxas Petroleum, Zero Coupon Bond 12/1/09                     Non-rated        2,500,000            2,450,000
   750,000    Calpine, 8.75% Bond 7/15/13 (a)                                 B                  617,441              566,250
   925,000    Calpine, 9.875% Bond 12/1/11 (a)                                B                  789,330              730,750
 2,500,000    United Refining, 10.50% Bond 8/15/12 (a)                        B-               2,468,534            2,559,375
                                                                                         ------------------       ------------------
                                                                                            $  6,375,305         $  6,306,375
                                                                                         ------------------       ------------------
              FINANCE - 1.5%
 1,000,000    Advanta Capital Trust I, 8.99% 12/17/26                         CCC                986,321              972,500
 3,000,000    Labranche, 9.50% Bond 5/15/09                                   B                3,020,769            3,015,000
 1,250,000    Labranche, 11.00% Bond 5/15/10                                  B                1,340,127            1,325,000
                                                                                         ------------------       ------------------
                                                                                            $  5,347,217                $  5,312,500
                                                                                         ------------------       ------------------
              FOOD - 1.4%
   700,000    Ameriqual Group, 9.00% Bond 4/1/12 (a)                          B+                 700,000              700,000
 6,000,000    Land O Lakes, 7.45% Bond 3/15/28 (a)                            CCC              3,706,460            4,170,000
                                                                                         -----------------       ------------------
                                                                                            $  4,406,460       $  4,870,000
                                                                                         -----------------       ------------------
              HEALTH CARE - 0.9%
 2,700,000    Curative Health, 10.75% Bond 5/1/11                             B-               2,433,232            2,220,750
 1,000,000    Hanger Orthopedic Group, 10.375% Bond 2/15/09                   CCC+               985,432              992,500
                                                                                         -----------------       ------------------
                                                                                            $  3,418,664         $  3,213,250
                                                                                         -----------------       ------------------
              MANUFACTURING - 6.5%
 4,000,000    Consolidated Container, 10.125% Bond 7/15/09                    CCC              3,790,914            3,720,000
 2,650,000    Dura Operating, 9.00% Bond 5/1/09                               CCC+             2,558,440            2,093,500
 1,000,000    Elgin National, 11.00% Bond 11/1/07                             CCC-               950,944              947,960
 4,000,000    Foamex, 10.75% Bond 4/1/09                                      B-               3,889,157            3,520,000
 2,000,000    GSI Group, 10.25% Bond 11/1/07                                  CCC+             2,005,259            2,000,000
              Intermet, Zero Coupon Bond
 1,800,000    6/15/09 in default (d)                                          Non-rated        1,155,844            1,008,000
 3,000,000    MMI Products, 11.25% Bond 4/15/07                               CCC              3,001,184            2,985,000

 Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
 3,450,000    US Can, 12.375% Bond 10/1/10                                    CCC+         $   3,266,944        $   3,243,000
 4,000,000    VITRO S.A., 11.75% Bond 1/1/13 (a) (e)                          B-               3,848,183            3,800,000
                                                                                         -----------------       ------------------
                                                                                           $  24,466,869        $  23,317,460
                                                                                         -----------------       ------------------
              PRINTING - 0.2%
 1,100,000    American Color Graphics, 10.00% Bond 6/15/10                    CCC                801,346              715,000

              RETAIL - 1.5%
 3,975,000    General Nutrition, 8.50% 12/1/10                                CCC+             3,642,306            3,378,750
 1,000,000    New World Restaurant, 13.00% Bond 7/1/08                        CCC+             1,005,266            1,020,000
 1,250,000    Star Gas Partner, 10.25% Bond 2/15/13                           CCC-             1,165,826            1,156,250
                                                                                         -----------------       ------------------
                                                                                           $   5,813,398        $   5,555,000
                                                                                         -----------------       ------------------
              TOBACCO - 0.7%
 3,300,000    North Atlantic Trading, 9.25% Bond 3/1/12                       CCC              3,179,008            2,475,000

              TELECOMMUNICATIONS - 6.0%
   250,000    American Cellular, 10.00% Bond 8/1/11                           B-                 217,929              230,000
 4,050,000    BARAK I.T.C., Zero Coupon Bond 11/15/07 in default (d)(e)       Non-rated        3,221,935            2,187,000
   600,000    Call-Net Enterprises, 10.625% Bond 12/31/08 (e)                 B                  587,533              630,000
 3,374,000    Charter Communication, Zero Coupon Bond 5/15/11                 CCC-             2,672,192            2,328,060
 2,000,000    Charter, 10.00% Bond 5/15/11                                    CCC-             1,681,935            1,535,000
 3,400,000    Level 3 Financing, 10.75% Bond 10/15/11 (a)                     CC               2,963,528            2,983,500
 1,020,000    Primus Telecommunications, 12.75% Bond 1/26/05                  CCC                976,892              938,400
 2,500,000    Primus Telecommunications, 8.00% Bond 1/15/14                   CCC              2,123,032            1,800,000
 3,350,000    Rural Cellular, 9.75% Bond 1/15/10                              CCC              3,090,299            3,065,250
 5,750,000    Time Warner, 10.125% Bond 2/1/11                                CCC+             5,565,830            5,548,750
   400,000    Transtel SA, 12.50% Bond 12/31/08 (a)                           Non-rated          375,288              376,000
                                                                                         -----------------       ------------------
                                                                                           $  23,476,393        $  21,621,960
                                                                                         -----------------       ------------------
              TRANSPORTATION - 1.0%
  3,750,000   Greyhound Lines, 11.50% Bond 4/15/07                            CCC-             3,679,576            3,768,750

Principal                                                                    NRSRO
   Amount/                                                                     Rating                                Market
    Shares    Description                                                    (Unaudited)        Cost                 Value (b)
              TRAVEL - 0.3%
 1,000,000    Worldspan Financial, 9.024% Bond 2/15/11 (a)                    CCC+         $     997,620        $     970,000
                                                                                         -----------------       ------------------
TOTAL CORPORATE BONDS - NON-INVESTMENT GRADE                                               $  97,306,977        $  93,078,045
                                                                                         -----------------       ------------------
MORTGAGE BACKED SECURITIES - INVESTMENT GRADE - 3.3% OF NET ASSETS

              COLLATERALIZED MORTGAGE OBLIGATION - 3.3%
              Harborview Mortgage 2004-1 X, 1.90% 4/19/34
              interest-only strips                                            AAA              2,736,980            1,841,475
              Harborview Mortgage 2004-8 X, 0.50% 11/19/34
              interest-only strips                                            AAA              2,864,456            2,818,971
              Mellon Residential 2004-TBC1 X, 0.716% 2/26/34
              interest-only strips (a)                                        AAA              1,384,555            1,222,989
 2,960,648    Structured Asset Securities 1999-SP1, 9.00% 5/25/29             BBB              3,003,256            2,962,919
 3,651,000    Structured Asset Securities 2004-8 B2, 5.00% 9/25/34            BBB-             3,105,982            3,075,164
                                                                                         -----------------       ------------------
TOTAL MORTGAGE BACKED SECURITIES - INVESTMENT GRADE                                        $  13,095,229        $  11,921,518
                                                                                         -----------------       ------------------

GOVERNMENT AGENCY SECURITIES - 2.1% OF NET ASSETS
              Fannie Mae 1998-M7 N, 1.057% 5/25/36 interest-only
              strips (c)                                                      Non-rated        3,707,404            2,553,225
              GNMA 2003-64 XA, 1.20% 8/16/43 interest-only strips(c)
                                                                              Non-rated        9,699,772            4,873,072
                                                                                         -----------------       ------------------
TOTAL GOVERNMENT AGENCY SECURITIES                                                        $  13,407,176         $   7,426,297
                                                                                         -----------------       ------------------
MUNICIPAL SECURITIES - 0.2% OF NET ASSETS
 1,000,000    Pima County Arizona IDA Health Care, 8.50% 11/15/32             Non-rated          625,032              619,860

COMMON STOCKS - 13.1% OF NET ASSETS
    75,562    American Capital Strategies, Ltd.                                                2,284,869            2,373,402
    87,000    Andrx Corporation (d)                                                            1,729,944            1,972,290
    85,800    Anthracite Capital, Inc.                                                           974,214              955,812
     8,800    Bank of America Corporation                                                        350,245              388,080
    10,800    Best Buy Co., Inc.                                                                 572,234              583,308
     2,400    BP Prudhoe Bay Royalty Trust                                                        94,360              167,520
    27,000    Cimarex Energy Co. (d)                                                           1,035,565            1,053,000
    79,900    Cisco Systems, Inc. (d)                                                          1,429,540            1,429,411

    Principal
     Amount/                                                                                                      Market
      Shares  Description                                                                      Cost              Value (b)
     6,900    Cooper Cameron Corporation (d)                                                     384,521              394,749
    21,800    Cree, Inc. (d)                                                                     467,913              474,150
    10,800    Devon Energy Corporation                                                           389,070              515,700
    24,200    Exxon Mobil Corporation                                                          1,299,447            1,442,320
    11,500    First Data Corporation                                                       $     460,523        $     452,065
    20,500    Frontline Ltd.                                                                     990,701            1,004,500
    49,700    Intersil Corporation                                                               749,060              860,804
    21,850    Kerr-McGee Corporation                                                           1,277,026            1,711,511
    15,550    Kinder Morgan Energy Partners, L.P.                                                695,486              699,750
    18,200    L-3 Communications Holdings, Inc.                                                1,087,079            1,292,564
    76,500    Limited Brands, Inc.                                                             1,530,338            1,858,950
    31,800    Lincoln Electric Holdings, Inc.                                                    968,165              956,544
     7,200    Magellan Midstream Partners, L.P.                                                  390,140              439,560
    10,100    Magyar Tavkozlesi Rt.                                                              201,495              237,855
   182,250    MCG Capital Corporation                                                          3,272,176            2,803,916
    48,500    Microsoft Corporation                                                            1,187,059            1,172,245
    72,550    New Century Financial Corporation                                                3,679,242            3,396,791
    13,500    Newfield Exploration Company (d)                                                   944,715            1,002,510
    18,400    Oceaneering International, Inc. (d)                                                672,111              690,000
   117,500    OmniVision Technologies, Inc.                                                    1,762,500            1,780,125
    14,700    Petroleo Brasileiro S.A.                                                           528,735              649,446
    30,000    Polycom, Inc. (d)                                                                  485,989              508,500
     9,400    Range Resources Corporation                                                        200,458              219,584
    50,400    Regal Entertainment Group                                                          975,636            1,059,912
    31,310    Ship Finance International Limited                                                 676,515              635,593
    16,400    Storage Technology Corporation                                                     393,086              505,120
   117,647    Technology Investment Capital Corporation                                        1,699,169            1,758,823
    15,000    Teva Pharmaceutical Industries Limited                                             444,000              464,850
    40,400    The Home Depot, Inc.                                                             1,476,803            1,544,896
    18,300    Tidewater, Inc.                                                                    559,125              711,138
    28,300    TOP Tankers Inc.                                                                   510,257              524,965
    67,150    Trustreet Properties Inc.                                                        1,092,870            1,033,438
    27,100    Tsakos Energy Navigation Limited                                                   975,117            1,193,213
    16,300    Unit Corporation (d)                                                               652,706              736,271
    93,500    UTStarcom, Inc. (d)                                                              1,755,990            1,023,825
       900    Valero L.P.                                                                         49,762               54,225
    10,300    Wal-Mart Stores, Inc.                                                              532,840              516,133
    24,800    XL Capital Ltd.                                                                  1,858,760            1,794,776
                                                                                         -----------------       ------------------
TOTAL COMMON STOCKS                                                                        $  45,747,556        $  47,044,140
                                                                                         -----------------       ------------------
CORPORATE LOANS - 0.3% OF NET ASSETS
              Xspedius, 9.22% 3/1/10                                                          1,250,000      1,250,000

    Principal
     Amount/                                                                                                      Market
      Shares  Description                                                                      Cost              Value (b)
EURODOLLAR TIME DEPOSITS - 1.9% OF NET ASSETS
              State Street Bank & Trust Company Eurodollar time deposits dated
              March, 31 2005, 1.75% maturing at $6,820,332 on April 1, 2005.              $    6,820,000       $    6,820,000
                                                                                         -----------------       ------------------
TOTAL INVESTMENTS - 134.1% OF NET ASSETS                                                  $  496,836,886       $  482,518,448
                                                                                       -----------------       ------------------
OTHER ASSETS AND LIABILITIES, NET - (34.1%) OF NET ASSETS                                                        (122,736,952)
                                                                                                               ------------------
                                                                                                               ------------------
NET ASSETS                                                                                                     $  359,781,496
                                                                                                               ------------------
                                                                                                               ------------------

(a)  Securities sold within the terms of a private placement memorandum, exempt from registration under Rule 144A under the
     Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to guidelines adopted by the Board of Directors, these issues have been determined to be liquid by Morgan Asset Management, Inc., the Fund's investment adviser.
(b)  See Note 2 of accompanying Notes to Financial Statements regarding valuation of securities.
(c)  The issuer is a publicly-traded company that operates under a congressional charter; its securities are neither issued nor guaranteed by the U. S. government.
(d)  These securities are non-income producing.
(e)  These securities are classified as Yankee Bonds, which are U.S. dollar denominated bonds issued in the United States by a foreign entity.
(f)  Trust preferred security with no stated interest rate.
NRSRO--Nationally Recognized Statistical Rating Organization.

                                          STATEMENTS OF ASSETS AND LIABILITIES
                                                     March 31, 2005

                                                             RMK ADVANTAGE            RMK HIGH           RMK STRATEGIC
                         ASSETS                               INCOME FUND            INCOME FUND          INCOME FUND
   Investments, in securities as detailed in the
      accompanying schedules at market (cost
      $466,688,164, $426,830,280, and $496,836,886,
      respectively)                                     $     463,323,025       $  424,991,965       $    482,518,448
   Cash on deposit with custodian                                  11,651               10,890                      -
   Dividends and interest receivable                            5,551,084            6,886,246              7,000,063
   Receivable for securities sold                               2,608,186            2,656,225              3,617,490
   Other assets                                                         -               13,524                      -
   Debt issue costs                                                96,986               79,872                 87,461
                                                      ---------------------   ------------------   --------------------
      TOTAL ASSETS                                            471,590,932          434,638,722            493,223,462

LIABILITIES

   Demand loan payable to bank (Note 6)                        50,000,000          115,000,000            125,000,000
   Interest payable                                                32,035              350,037                506,263
   Accrued expenses                                                43,948               55,105                 61,599
   Due to affiliates                                              282,838              292,227                329,430
   Payable for securities purchased                            17,568,969            5,210,407              7,544,674
                                                      ---------------------   ------------------   --------------------
      TOTAL LIABILITIES                                        67,927,790          120,907,776            133,441,966
                                                      ---------------------   ------------------   --------------------
   NET ASSETS                                           $     403,663,142       $  313,730,946       $    359,781,496
                                                      =====================   ==================   ====================

NET ASSETS CONSIST OF:

   Net unrealized depreciation of investments                  (3,365,139)          (1,838,315)           (14,318,438)
   Common stock, $.0001 par value (1,000,000,000 shares
      authorized for each fund)                                     2,809                2,087                  2,529
   Paid-in capital                                            402,226,134          301,523,119            362,969,114
   Undistributed net investment income                            104,784              291,458              1,597,435
   Accumulated net realized gain on investments                 4,694,554           13,752,597              9,530,856
                                                      ---------------------   ------------------   --------------------
      NET ASSETS                                        $     403,663,142       $  313,730,946       $    359,781,496
                                                      =====================   ==================   ====================

SHARES OUTSTANDING AND NET ASSET VALUE PER SHARE:
      Common shares outstanding                                28,086,820           20,871,995             25,288,664
      Net asset value per share                                    $14.37               $15.03                 $14.23

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                STATEMENTS OF OPERATIONS
                                                     March 31, 2005
                                           For the year ended March 31, 2005

                                                             RMK ADVANTAGE            RMK HIGH           RMK STRATEGIC
                   INVESTMENT INCOME:                       INCOME FUND(a)           INCOME FUND          INCOME FUND
   Interest                                             $      16,854,401       $   48,956,157       $     47,902,469
   Dividends                                                      337,345            1,048,562              1,584,156
                                                      ---------------------   ------------------   --------------------
TOTAL INVESTMENT INCOME                                        17,191,746           50,004,719             49,486,625

EXPENSES:

   Management fees                                                979,749            2,650,664              2,758,232
   Accounting and administrative fees                             226,096              611,692                636,515
   Interest expense                                                32,035            2,701,516              2,110,286
   Debt issue expense                                               3,014              230,772                144,241
   Legal fees                                                      13,948               97,553                 83,218
   Audit fees                                                      41,000               56,600                 33,804
   Transfer agent fees                                             19,796               37,019                 42,047
   Custodian fees                                                   5,771               18,230                 15,126
   Registration fees                                               41,693               54,805                 39,066
   Directors fees                                                  20,250               44,875                 42,875
   Other                                                           21,041               46,793                 37,531
                                                      ---------------------   ------------------   --------------------
TOTAL EXPENSES                                                  1,404,393            6,550,519              5,942,941

NET INVESTMENT INCOME                                          15,787,353           43,454,200             43,543,684

Realized and Unrealized Gains (Losses) on Investments:
   Change in unrealized depreciation                           (3,365,139)         (11,718,935)           (13,962,527)
   Net realized gain on securities                              2,351,807           14,869,629              8,604,501
                                                      ---------------------   ------------------   --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS        $      14,774,021       $   46,604,894       $     38,185,658
                                                      =====================   ==================   ====================

(a) Reflects operations for the period from November 8, 2004 (commencement of investment operations) to March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                          [This Page Intentionally Left Blank]

                                          STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       RMK ADVANTAGE
                                                                                                        INCOME FUND
                                                                                                        Period Ended
                                                                                                     March 31, 2005(a)
                                                                                                  -------------------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                             $     15,787,353
   Unrealized appreciation (depreciation), net                                                             (3,365,139)
   Net realized gain from investment transactions                                                           2,351,807
                                                                                                   --------------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                           14,774,021
                                                                                                   --------------------
   Distributions to shareholders from net investment income                                               (13,339,822)
   Distributions to shareholders in excess of net investment income                                                 -
   Distributions to shareholders from net realized gain on investments                                              -
                                                                                                   --------------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                                      (13,339,822)
                                                                                                   --------------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (27,600,000 shares)                                                          394,930,648
   Proceeds from shares sold (18,933,400 shares)                                                                    -
   Proceeds from shares sold (3,150,000 and 21,000,000 shares)                                                      -
   Proceeds from sales of shares as a result of reinvested dividends (479,839 shares)                       7,198,292
   Proceeds from sales of shares as a result of reinvested dividends (1,308,189 and 623,425
      shares)                                                                                                       -
   Proceeds from sales of shares as a result of reinvested dividends (1,131,683 shares)                             -
                                                                                                   --------------------
INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                            402,128,940
                                                                                                   --------------------
TOTAL INCREASE IN NET ASSETS                                                                              403,563,139

NET ASSETS
   Beginning of Period                                                                                        100,003
                                                                                                   --------------------
   End of Period                                                                                     $    403,663,142
                                                                                                   ====================


                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                           RMK HIGH
                                                                                                         INCOME FUND

                                                                                                Year Ended        Period Ended
                                                                                              March 31, 2005    March 31, 2004(b)
                                                                                              --------------    -----------------
INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                     $   43,454,200     $    21,389,038
   Unrealized appreciation (depreciation), net                                                  (11,718,935)          9,880,620
   Net realized gain from investment transactions                                                14,869,629          11,000,226
                                                                                             ---------------    ----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                 46,604,894          42,269,884
                                                                                             ---------------    ----------------
   Distributions to shareholders from net investment income                                     (41,663,366)        (19,406,371)
   Distributions to shareholders in excess of net investment income                                       -                   -
   Distributions to shareholders from net realized gain on investments                          (12,333,973)         (3,265,328)
                                                                                             ---------------    ----------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                              (53,997,339)        (22,671,699)
                                                                                             ---------------    ----------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (27,600,000 shares)                                                          -                   -
   Proceeds from shares sold (18,933,400 shares)                                                          -         270,609,979
   Proceeds from shares sold (3,150,000 and 21,000,000 shares)                                            -                   -
   Proceeds from sales of shares as a result of reinvested dividends (479,839 shares)                     -                   -
   Proceeds from sales of shares as a result of reinvested dividends (1,308,189 and 623,425
      shares)                                                                                    21,351,697           9,463,527
   Proceeds from sales of shares as a result of reinvested dividends (1,131,683 shares)                   -                   -
                                                                                             ---------------    ----------------

INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                   21,351,697         280,073,506
                                                                                             ---------------    ----------------

TOTAL INCREASE IN NET ASSETS                                                                     13,959,252         299,671,691

NET ASSETS
   Beginning of Period                                                                          299,771,694             100,003
                                                                                             ---------------    ----------------
   End of Period                                                                             $  313,730,946     $   299,771,694
                                                                                             ===============    ================


                                                                                                            RMK STRATEGIC
                                                                                                             INCOME FUND

                                                                                                 Year Ended         Period Ended
                                                                                               March 31, 2005     March 31, 2004(c)
                                                                                               --------------     -----------------

INCREASE IN NET ASSETS FROM OPERATIONS:
   Net investment income                                                                      $   43,543,684      $      414,724
   Unrealized appreciation (depreciation), net                                                   (13,962,527)           (355,911)
   Net realized gain from investment transactions                                                  8,604,501               3,256
                                                                                              ---------------     ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                  38,185,658              62,069
                                                                                              ---------------     ---------------
   Distributions to shareholders from net investment income                                      (41,437,874)                  -
   Distributions to shareholders in excess of net investment income                                        -                   -
   Distributions to shareholders from net realized gain on investments                                     -                   -
                                                                                              ---------------     ---------------
TOTAL DISTRIBUTION TO SHAREHOLDERS                                                               (41,437,874)                  -
                                                                                              ---------------     ---------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares sold (27,600,000 shares)                                                           -                   -
   Proceeds from shares sold (18,933,400 shares)                                                           -                   -
   Proceeds from shares sold (3,150,000 and 21,000,000 shares)                                    45,123,750         300,385,664
   Proceeds from sales of shares as a result of reinvested dividends (479,839 shares)                      -                   -
   Proceeds from sales of shares as a result of reinvested dividends (1,308,189 and 623,425
      shares)                                                                                              -                   -
   Proceeds from sales of shares as a result of reinvested dividends (1,131,683 shares)           17,362,226                   -
                                                                                              ---------------     ---------------
INCREASE IN NET ASSETS FROM SHARE TRANSACTIONS                                                    62,485,976         300,385,664
                                                                                              ---------------     ---------------
TOTAL INCREASE IN NET ASSETS                                                                      59,233,760         300,447,733

NET ASSETS
   Beginning of Period                                                                           300,547,736             100,003
                                                                                              ---------------     ---------------
   End of Period                                                                              $  359,781,496      $  300,547,736
                                                                                              ===============     ===============

(a)  For the period from November 8, 2004 (commencement of investment operations) to March 31, 2005.
(b)  For the period from June 24, 2003 (commencement of investment operations) to March 31, 2004.
(c)  For the period from March 18, 2004 (commencement of investment operations) to March 31, 2004.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

                                                      STATEMENTS OF CASH FLOWS

                                                                        RMK ADVANTAGE           RMK HIGH           RMK STRATEGIC
                                                                         INCOME FUND           INCOME FUND          INCOME FUND
                                                                         Period Ended           Year Ended           Year Ended
                                                                       March 31, 2005(a)      March 31, 2005       March 31, 2005
                                                                      ------------------      ---------------      -----------------
INCREASE (DECREASE) IN CASH -
CASH FLOWS FROM OPERATING ACTIVITIES
NET INCREASE IN NET ASSETS FROM OPERATIONS                            $      14,774,021       $   46,604,894       $     38,185,658

ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS FROM OPERATIONS
   TO NET CASH USED IN OPERATING ACTIVITIES
   Purchase of investment securities                                       (516,640,770)        (334,419,364)          (513,186,550)
   Proceeds from disposition of investment securities                        68,050,884          260,200,967            256,760,994
   Purchase of short-term investment securities, net                        (26,565,243)           1,321,636             74,425,779
   Proceeds from principal payments                                          15,348,135           28,884,569             27,540,054
   Change in unrealized appreciation on securities                            3,365,139           11,718,935             13,962,527
   Amortization/accretion of premiums/discount on securities                 (2,186,833)          (2,985,204)            (6,161,781)
   Net realized gain on investments                                          (2,351,807)         (14,869,629)            (8,604,501)
   Net realized gain on principal payments                                   (2,342,530)          (2,501,041)              (920,284)
   Amortization of debt issue costs                                               3,014              230,772                144,241
   Increase (decrease) in dividends and interest receivable                  (5,551,084)          (1,257,640)            (3,498,771)
   Increase (decrease) in receivables for securities sold                    (2,608,186)             286,704             (3,578,867)
   Increase (decrease) in payables for securities purchased                  17,568,969             (683,257)           (21,699,640)
   Increase in interest payable                                                  32,035              164,360                506,263
   Increase in accrued expenses                                                  43,948                7,474                 28,524
   Increase in due to affiliates                                                282,838               49,669                270,194
                                                                      ------------------      ---------------      -----------------
   Net cash used in operating activities                                   (438,777,470)          (7,246,155)          (145,826,160)
                                                                      ------------------      ---------------      -----------------
CASH FLOWS FROM FINANCING ACTIVITIES
   Increase in loan payable                                                  50,000,000           40,000,000            125,000,000
   Cash paid for debt issue costs                                              (100,000)            (108,375)              (231,702)
   Proceeds from shares sold                                                394,930,648                    -             45,123,750
   Cash distributions paid                                                   (6,141,530)         (32,645,642)           (24,075,648)
                                                                      ------------------      ---------------      -----------------
   Net cash provided by financing activities                                438,689,118            7,245,983            145,816,400
                                                                      ------------------      ---------------      -----------------

NET DECREASE IN CASH                                                            (88,352)                (172)                (9,760)

CASH
   Beginning balance                                                            100,003               11,062                  9,760
                                                                      ------------------      ---------------      -----------------
   Ending balance                                                     $          11,651       $       10,890       $              -
                                                                      ==================      ===============      =================

Supplemental disclosure of cash flow information: Noncash financing activities not included herein consist of reinvestment of dividends and distributions of $7,198,292, $21,351,697, and $17,362,226 respectively.
Total cash paid for interest was $0, $2,537,156, and $1,604,023 respectively.
(a)  For the period from November 8, 2004 (commencement of investment operations) to March 31, 2005.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
                                                                 60

NOTE 1: ORGANIZATION

RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc. (individually referred to as the "Fund," or collectively as the "Funds") are registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as diversified, closed-end management investment companies. The Funds' primary investment objectives and principal investment strategies are as follows:

     o RMK ADVANTAGE INCOME FUND seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific industry, state, or region. The Fund seeks capital growth as a secondary objective when consistent with the Fund's primary objective. Under normal circumstances, the Fund invests a majority of its total assets in below investment-grade bonds that Morgan Asset Management, Inc. (the "Adviser") believes offer attractive yield and capital appreciation potential. The Fund commenced investment operations on November 8, 2004.

     o RMK HIGH INCOME FUND seeks a high level of income by investing in below investment grade bonds (commonly referred to as "junk bonds"). The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in a specific industry, state, or region. The Fund seeks capital growth as a secondary objective when consistent with the Fund's primary objective. Under normal circumstances, the Fund invests a majority of its total assets in below investment-grade bonds that the Adviser believes offer attractive yield and capital appreciation potential. The Fund commenced investment operations on June 24, 2003.

     o RMK STRATEGIC INCOME FUND seeks a high level of income by investing in a diversified portfolio of securities that offers attractive yield and capital appreciation potential and consists primarily of debt securities and secondarily of equity securities. The ability of the issuers of the securities held by the Fund to meet their obligations might be affected by economic developments in their specific industry, state, or region. The Fund seeks capital growth as a secondary objective when consistent with the Fund's primary objective. The Adviser continually analyzes the markets for income-producing securities and periodically reallocates the Fund's investments among various fixed-income and equity asset classes and between investment grade and below-investment grade securities to pursue its investment objectives. The Fund commenced investment operations on March 18, 2004.

Capitalization for each Fund was provided by the Adviser as follows:

                                                    RMK ADVANTAGE                RMK HIGH        RMK STRATEGIC
                                                     INCOME FUND               INCOME FUND       INCOME FUND
Organization date                                 Sept. 7, 2004            Apr. 16, 2003            Jan. 16, 2004
Initial Capitalization date                       Oct. 29, 2004            Jun. 11, 2003            Mar. 11, 2004
Amount of initial Capitalization                       $100,003                 $100,003                 $100,003
Shares issued at Capitalization                           6,981                    6,981                    6,981
Shares authorized                                 1,000,000,000            1,000,000,000            1,000,000,000
Public offering date                               Nov. 8, 2004            Jun. 24, 2003            Mar. 18, 2004

NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

INVESTMENT VALUATIONS--Investments in securities that trade on national securities exchanges are stated at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. The Funds normally obtain market values for their securities from an independent pricing service or from the use of an internal matrix system that derives value based on comparable securities. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, or original cost plus accrued interest, both of which approximate market. When a Fund believes that a market quote does not reflect a security's true value, the Fund may substitute for the market value a fair value estimate made according to methods approved by the Board of Directors. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Further, because of the inherent uncertainty of valuation, such estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

OPTION WRITING--When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in options written during the period ended March 31, 2005 were as follows:

                                               RMK ADVANTAGE                RMK HIGH                 RMK STRATEGIC
                                                INCOME FUND                INCOME FUND                 INCOME FUND

                                           Number of    Premiums      Number of   Premiums       Number of      Premiums
                                           Contracts    Received      Contracts   Received       Contracts      Received
                                           ---------    --------      ---------   --------       ---------      --------
Options outstanding at
   March 31, 2004                           -       $     -              -      $       -              -     $        -
Options written                             -             -            828         59,156          1,117         84,638
Options expired                             -             -           (357)        (5,774)          (420)        (6,380)
Options exercised                           -             -           (471)       (53,382)          (697)       (78,258)
Options outstanding at March 31, 2005       -       $     -              -      $       -              -     $       -

REPURCHASE AGREEMENTS--The Funds may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, a Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and a Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during a Fund's holding period. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation, including interest. In the event of counterparty default, a Fund has the right to use the collateral to satisfy the terms of the repurchase agreement. However, there could be potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of possible decline in the value of the collateral securities during the period while the Fund seeks to assert its rights. The Adviser reviews the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.

INVESTMENT INCOME, GAINS AND LOSSES, EXPENSES AND DISTRIBUTIONS--Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recognized on the ex-dividend date. Investment transactions are accounted for on a trade date basis. Realized gains and losses on investment transactions are recorded on an identified cost basis. Debt issue costs are amortized using the straight-line method over the life of the debt and are shown net of accumulated amortization.

PREMIUM AND DISCOUNT AMORTIZATION/PAYDOWN GAINS AND LOSSES--All premiums and discounts on debt securities are amortized for financial reporting purposes. Gains and losses realized on principal payments of mortgage- and asset-backed securities (paydown gains and losses) are classified as part of interest income.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the period. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS--All highly liquid investments with maturities of three months or less when purchased are considered to be cash equivalents.

NOTE 3: INVESTMENT SECURITIES

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were as follows:

                            RMK ADVANTAGE      RMK HIGH         RMK STRATEGIC
                             INCOME FUND     INCOME FUND         INCOME FUND

Cost of Investments      $  516,640,770    $  334,419,364     $  513,186,550
Proceeds from Sales          83,399,019       289,085,536        284,301,048

NOTE 4: PAYMENTS TO RELATED PARTIES

INVESTMENT ADVISER--Morgan Asset Management, Inc., which is a subsidiary of MK Holding, Inc., which is a wholly owned subsidiary of Regions Financial Corporation, serves as the Funds' investment adviser, and receives for its services, an annual management fee of 0.65% based on a percentage of each Fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ACCOUNTING AND ADMINISTRATIVE SERVICES--Morgan Keegan & Company, Inc. ("Morgan Keegan"), a wholly owned subsidiary of Regions Financial Corporation, provides accounting and administrative services to the Funds, and receives for its services, an annual fee of 0.15% based on a percentage of each Fund's average daily total assets minus the sum of accrued liabilities other than debt entered into for purposes of leverage. Morgan Keegan may voluntarily choose to waive any portion of its fee. Morgan Keegan can modify or terminate this voluntary waiver at any time at its sole discretion.

OTHER AFFILIATED PARTIES AND TRANSACTIONS--For the period ended March 31, 2005, Morgan Keegan earned no underwriting discounts, direct commissions, or dealer incentives on the sales and purchases of investment securities held by the Funds.

DIRECTORS AND OFFICERS--Directors and officers of the Funds who are "interested persons" as defined in the 1940 Act receive no salary or fees from the Funds. Independent Directors receive an annual retainer of $4,000 and a fee of $1,000 per quarterly meeting with reimbursement for related expenses for each meeting of the Board attended from each Fund. Each chairperson of the Independent Directors Committee and Audit Committee receives annual compensation of $500 from each Fund. An additional $1,500 is paid to the Independent Directors for attending special meetings in person, and an additional $500 is paid for attending special meetings by telephone. No Director is entitled to receive pension or retirement benefits from the Funds.

The table below sets forth the compensation paid to the Directors by the Funds during the period covered by this report.

                                            AGGREGATE COMPENSATION FROM THE
                                           FUNDS DURING THE FISCAL YEAR ENDED
                                                   MARCH 31, 2005

                                    RMK ADVANTAGE    RMK HIGH    RMK STRATEGIC
NAME                                 INCOME FUND    INCOME FUND   INCOME FUND

INDEPENDENT DIRECTORS
William Jefferies Mann              $   5,750(2)    $   9,125      $   9,125
James Stillman R. McFadden          $   5,500(2)    $   8,375      $   8,375
W. Randall Pittman                  $   5,500(2)    $   8,125      $   8,125
Mary S. Stone                       $   5,500(2)    $   8,125      $   8,125
Archie W. Willis III                $   5,500(2)    $   8,125      $   8,125
James D. Witherington, Jr.(1)           None        $   2,000      $   2,000

DIRECTORS WHO ARE "INTERESTED
PERSONS"
J. Kenneth Alderman None None           None            None            None
Allen B. Morgan, Jr.                    None            None            None

(1) Effective July 1, 2004, James D. Witherington, Jr. resigned from the Board of Directors.
(2) The Adviser paid the Directors' fees in the amount of $1,500 per Director for the initial board meeting of RMK Advantage Income Fund, Inc. which was held on November 3, 2004 prior to the Fund commencing investment operations on November 8, 2004.

NOTE 5: FEDERAL TAX INFORMATION

It is the Funds' policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to stockholders each year substantially all of their taxable income and capital gains. Accordingly, no provision for federal income taxes is necessary.

Because federal income tax regulations differ from accounting principles generally accepted in the United States of America, income and capital gain distributions determined in accordance with tax regulations differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of income and capital gain distributions and composition of net assets for tax purposes differ from those reflected in the accompanying financial statements. These differences are primarily due to differing treatments for gains/losses on principal payments of mortgage- and asset-backed securities, REIT adjustments, and distribution reclasses.

For the period ended March 31, 2005, permanent differences identified and reclassified among the components of net assets were as follows:

                                                RMK ADVANTAGE             RMK HIGH              RMK STRATEGIC
                                                 INCOME FUND             INCOME FUND             INCOME FUND
Undistributed Net Investment Income             $  (2,342,747)          $  (2,515,493)          $    (923,099)
Accumulated Net Realized Gain (Loss)
   on Investments                                   2,342,747               2,515,493                  923,099

The tax character of distributions as reported on the Statements of Changes in Net Assets for the period ended March 31, 2005 was as follows:

                                                RMK ADVANTAGE             RMK HIGH              RMK STRATEGIC
                                                 INCOME FUND             INCOME FUND             INCOME FUND

Ordinary income(1)                              $  13,339,822           $  50,976,881           $   41,437,874
Long-term capital gains                                    --               3,020,458                       --
                                                --------------          --------------          ---------------
                                                $  13,339,822           $  53,997,339           $   41,437,874
                                                ==============          ==============          ===============

(1)  For tax purposes, short-term capital gain distributions are considered ordinary income distributions.

For the period ended March 31, 2005, the tax basis components of net assets were as follows:

                                                RMK ADVANTAGE             RMK HIGH              RMK STRATEGIC
                                                 INCOME FUND             INCOME FUND             INCOME FUND

Gross Unrealized appreciation                   $   7,036,697           $  13,993,888           $   12,578,206
Gross Unrealized (Depreciation)                   (10,396,612)            (16,192,052)             (27,071,382)
                                                --------------          --------------          ---------------
Net Unrealized Appreciation/(Depreciation)         (3,359,915)             (2,198,164)             (14,493,176)
Undistributed ordinary income                       4,793,897               6,913,182               11,073,907
Undistributed long-term capital gains                     217               7,551,866                  229,122
Other                                                      --                 (61,144)                      --
                                                --------------          --------------          ---------------
Distributable earnings                              1,434,199              12,205,740               (3,190,147)
Paid-in capital                                   402,228,943             301,525,206              362,971,643
                                                --------------          --------------          ---------------
Net Assets                                      $ 403,663,142           $ 313,730,946           $  359,781,496
                                                ==============          ==============          ===============

Pursuant to federal income tax regulations applicable to regulated investment companies, the Funds have elected to treat net capital losses realized between November 1 and March 31 of each year as occurring on the first day of the following tax year. For the period ended March 31, 2005, there were no realized losses of the Funds reflected in the accompanying financial statements which will not be recognized for federal income tax purposes until next year.

At March 31, 2005, the Funds' cost of investments for federal tax purposes was as follows:

                                                RMK ADVANTAGE             RMK HIGH              RMK STRATEGIC
                                                 INCOME FUND             INCOME FUND             INCOME FUND
Cost of Investments                             $ 466,682,940           $ 427,190,128           $  497,011,625

NOTE 6: BANK LOANS

The Funds are permitted to borrow up to one-third of the value of their net assets, before such borrowings, for investment purposes. Such borrowing is referred to as leveraging and the Funds have collateralized bank lines of credit for this purpose. As of March 31, 2005, the Funds' borrowing arrangements were as follows:

     o RMK ADVANTAGE INCOME FUND has a collateralized $160,000,000 bank line of credit, which matures in March of 2006. All of the Fund's investment securities, except for common stocks, are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2005, the outstanding balance on the line of credit was $50,000,000. Borrowings under this agreement bear interest at a variable rate determined by the bank's conduit program, which has historically been slightly below LIBOR. Fees of 0.13% per annum are paid on the total line of credit, regardless of usage, and of 0.23% per annum on the outstanding amount of borrowings. The average balance during the period ended March 31, 2005 was $3,846,154 or $0.37 per share, based on average shares outstanding of 10,432,524. The average interest rate during the period ended March 31, 2005 was 2.753%. The maximum amount of borrowings outstanding at any month-end during the period was $50,000,000.

     o RMK HIGH INCOME FUND has a collateralized $125,000,000 bank line of credit, which matures in December of 2005. All of the Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2005, the outstanding balance on the line of credit was $115,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.75% per annum. Fees of 0.10% per annum are paid on the total line of credit, regardless of usage. The average balance during the period ended March 31, 2005 was $99,230,769 or $4.93 per share, based on average shares outstanding of 20,117,261. The average interest rate during the period ended March 31, 2005 was 2.696%. The maximum amount of borrowings outstanding at any month-end during the period was $115,000,000.

     o RMK STRATEGIC INCOME FUND has a collateralized $125,000,000 bank line of credit, which matures in June of 2005. All of the Fund's investment securities are pledged as collateral under the borrowing arrangement and the collateral may be sold. As of March 31, 2005, the outstanding balance on the line of credit was $125,000,000. Borrowings under this agreement bear interest at a fixed rate on the date of borrowing at LIBOR plus 0.60% per annum. Fees of 0.10% per annum are paid on the total line of credit, regardless of usage. The average balance during the period ended March 31, 2005 was $73,076,923 or $3.00 per share, based on average shares outstanding of 24,365,234. The average interest rate during the period ended March 31, 2005 was 2.746%. The maximum amount of borrowings outstanding at any month-end during the period was $125,000,000.

                                      NET                       NET
                                     ASSET                    GAINS ON       TOTAL      DIVIDENDS   DISTRIBUTIONS
                                     VALUE         NET       SECURITIES      FROM       FROM NET       FROM
                                   BEGINNING   INVESTMENT   REALIZED AND  INVESTMENT   INVESTMENT     CAPITAL       RETURN OF
                                   OF PERIOD     INCOME      UNREALIZED   OPERATIONS     INCOME        GAINS         CAPITAL
RMK ADVANTAGE INCOME FUND
   Period ended March 31, 2005(a)  $ 14.33(d)    $ 0.57       $ (0.03)      $ 0.54       $ (0.48)           -            -

RMK HIGH INCOME FUND
   Year ended March 31, 2005         15.32         2.15          0.24         2.39         (2.07)       (0.61)           -
   Period ended March 31, 2004(b)    14.33(d)      1.11          1.09         2.20         (1.01)       (0.17)           -

RMK STRATEGIC INCOME FUND
   Year ended March 31, 2005         14.31         1.76         (0.16)        1.60         (1.68)           -            -
   Period ended March 31, 2004(c)    14.33(d)      0.02         (0.02)           -             -            -            -

--------------

(a)  For the period from November 8, 2004 (commencement of investment operations) to March 31, 2005.
(b)  For the period from June 24, 2003 (commencement of investment operations) to March 31, 2004.
(c)  For the period from March 18, 2004 (commencement of investment operations) to March 31, 2004.
(d)  Net of sales load of $0.675 on initial shares issued.
(e)  Total investment return is calculated assuming a purchase of common shares on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions are assumed, for purposes of this calculation, to be reinvested at prices obtained under the Fund's dividend reinvestment plan. Total investment return is not annualized for periods of less than one year. Brokerage commissions are not reflected.
(f)  Ratio annualized for the periods less than one year.

                OFFERING      NET        TOTAL      COMMON                             RATIO OF      RATIO OF
                 COSTS       ASSET      RETURN,     SHARE      TOTAL     NET ASSETS    EXPENSES     NET INCOME
                CHARGED      VALUE        NET       PRICE,    RETURN,      END OF     TO AVERAGE    TO AVERAGE   PORTFOLIO
    TOTAL      TO PAID-IN     END        ASSET      END OF     MARKET      PERIOD         NET          NET       TURNOVER
DISTRIBUTIONS   CAPITAL    OF PERIOD   VALUE(e)    PERIOD    VALUE (e)     (000'S)     ASSETS(f)    ASSETS(f)     RATE
  $ (0.48)      $ (0.02)   $ 14.37       3.53%      $ 15.59    7.30%   $ 403,663       0.94%         10.52%        57%

    (2.68)           -       15.03      15.46%        16.50   16.49%     313,731       2.12%         14.08%        73%

    (1.18)       (0.03)      15.32      15.50%        16.67   20.06%     299,772       1.11%         10.15%        76%

    (1.68)           -       14.23      10.87%        15.74    9.68%     359,781       1.70%         12.47%        69%

        -        (0.02)      14.31      (0.14)%       16.00    6.67%     300,547       0.87%          3.87%         0%

                        REPORT OF INDEPENDENT REGISTERED
                             PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholders of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations, cash flows, and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., and RMK Strategic Income Fund, Inc. (hereafter referred to as the "Funds") at March 31, 2005, and the results of each of their operations and the changes in each of their net assets and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


/s/ PricewaterhouseCoopers LLP

Memphis, Tennessee
May 23, 2005

                        BOARD OF DIRECTORS AND OFFICERS

The following tables set forth information concerning the Directors and Officers of the Funds. All persons named as Directors and Officers also serve in similar capacities for the other registered investment companies in the Regions Morgan Keegan Fund complex overseeing a total of twenty-three portfolios. The Regions Morgan Keegan Fund complex includes Morgan Keegan Select Fund, Inc., Regions Morgan Keegan Select Funds, RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc. and RMK Strategic Income Fund, Inc.

An asterisk (*) indicates Directors and/or Officers who are interested persons of the Funds as defined by the Investment Company Act of 1940. The Statement of Additional Information for the Funds includes additional information about the Fund's Directors and is available upon request, without charge, by calling Morgan Keegan at 800-564-2188.

                     Information about the Funds' Directors

NAME, AGE, POSITION,
LENGTH OF SERVICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
Allen B. Morgan, Jr.*,           Mr. Morgan has served as a Director and
Age 62, Director,                Vice-Chairman of Regions Financial Corporation
Since 2003 / 2004(1)             since 2001 and 2003, respectively. He has also
                                 served as a Director of Morgan Asset
                                 Management, Inc. since 1993. He has been
                                 Chairman of Morgan Keegan & Company, Inc. since
                                 1969 and Executive Managing Director of Morgan
                                 Keegan & Company, Inc. since 1969.

J. Kenneth Alderman*,            Mr. Alderman has been President of Regions
Age 52, Director,                Morgan Keegan Trust Company and Chief Executive
Since 2003 / 2004(1)             Officer of Morgan Asset Management, Inc. since
                                 2002. He has been Executive Vice President of
                                 Regions Financial Corporation since 2000. He served Regions as Senior Vice President and
                                 Capital Management Group Director and
                                 investment adviser to the Regions Financial
                                 Corporation proprietary fund family from 1995 to 2000. He is a Certified Public Accountant and a Chartered Financial Analyst.

NAME, AGE, POSITION,
LENGTH OF SERVICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
William Jefferies Mann,          Mr. Mann has been Chairman and President of
Age 72, Director,                Mann Investments, Inc. (real estate
Since 2003 / 2004(1)             investments/private investing) since 1985.

James Stillman R. McFadden,      Mr. McFadden has been Chief Manager of McFadden
Age 47, Director,                Communications, LLC (commercial printing) since
Since 2003 / 2004(1)             2002 and President and Director of 1703, Inc.
                                 (restaurant management) since 1998. He also has served as a Director for several private companies since 1997.

W. Randall Pittman,              Mr. Pittman has been Chief Financial Officer of
Age 51, Director,                Emageon Inc. (healthcare information systems)
Since 2003 / 2004(1)             since 2002. From 1999 to 2002, he was Chief
                                 Financial Officer of BioCryst Pharmaceuticals,
                                 Inc. (biotechnology). From 1998 to 1999, he was
                                 Chief Financial Officer of ScandiPharm, Inc.
                                 (pharmaceuticals). From 1995 to 1998, he served as Senior Vice President - Finance of
                                 CaremarkRx (pharmacy benefit management). From
                                 1983 to 1995, he held various positions with AmSouth Bancorporation (bank holding company), including Executive Vice President and
                                 Controller. He is a Certified Public
                                 Accountant, and was with the accounting firm of Ernst & Young, LLP from 1976 to 1983.

Mary S. Stone,                   Ms. Stone has held the Hugh Culverhouse Endowed
Age 54, Director,                Chair of Accountancy at the University of
Since 2003 / 2004(1)             Alabama, Culverhouse School of Accountancy
                                 since 1981. She is also a member of Financial
                                 Accounting Standards Advisory Council, AICPA,
                                 Accounting Standards Executive Committee and
                                 AACSB International Accounting Accreditation
                                 Committee.

                         BOARD OF DIRECTORS AND OFFICERS

NAME, AGE, POSITION,
LENGTH OF SERVICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
Archie W. Willis III,            Mr. Willis has been President of Community
Age 47, Director,                Capital (financial advisory and real estate
Since 2003 / 2004(1)             development consulting) since 1999 and Vice
                                 President of Community Realty Company (real estate brokerage) since 1999. He was a First
                                 Vice President of Morgan Keegan & Company, Inc.
                                 from 1991 to 1999. He also has served as a Director of Memphis Telecom, LLC since 2001.

(1) RMK HIGH INCOME FUND, RMK STRATEGIC INCOME FUND AND RMK ADVANTAGE INCOME FUND COMMENCED INVESTMENT OPERATIONS ON JUNE 24, 2003, MARCH 18, 2004 AND NOVEMBER 8, 2004, RESPECTIVELY.

The address of each Director is c/o the Fund, Fifty North Front Street, 21st Floor, Memphis, TN 38103.

                      Information about the Funds' Officers

NAME, AGE, POSITION,
LENGTH OF SERVICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
Carter E. Anthony*,              From 2002 to present, Mr. Anthony has served as
Age 60, President,               President and Chief Investment Officer of
Since 2003 / 2004(1)             Morgan Asset Management, Inc. From 2000 to
                                 2002, he served as Executive Vice President and Director of Capital Management Group, Regions
                                 Financial Corporation. From 1989 to 2000, Mr.
                                 Anthony was Vice President-Trust Investments,
                                 National Bank of Commerce.

Thomas R. Gamble*,               Mr. Gamble has been an executive at Regions
Age 62, Vice-President,          Financial Corporation since 1981. He was a
Since 2003 / 2004(1)             Corporate IRA Manager from 2000 to 2001 and a
                                 Senior Vice President and Manager of Employee
                                 Benefits at the Birmingham Trust Department of
                                 Regions Bank from 1981 to 2000.

Joseph C. Weller*,               Mr. Weller has been Executive Vice President
Age 66, Treasurer,               and Chief Financial Officer of Morgan Keegan &
Since 2003 / 2004(1)             Company, Inc. since 1969, Treasurer and
                                 Secretary of Morgan Keegan & Company, Inc.
                                 since 1969 and Executive Managing Director of
                                 Morgan Keegan & Company, Inc. since 1969. He also has served as a Director of Morgan Asset
                                 Management, Inc. since 1993.

Charles D. Maxwell*,             Mr. Maxwell has been a Managing Director of
Age 51, Secretary and            Morgan Keegan & Company, Inc. since 1998 and
Assistant Treasurer,             Assistant Treasurer and Assistant Secretary of
Since 2003 / 2004(1)             Morgan Keegan & Company, Inc. since 1994. He
                                 has been Secretary and Treasurer of Morgan
                                 Asset Management, Inc. since 1993. He was
                                 Senior Vice President of Morgan Keegan &
                                 Company, Inc. from 1995 to 1997. Mr. Maxwell was also with the accounting firm of Ernst &
                                 Young, LLP from 1976 to 1986 and served as a Senior Manager from 1984 to 1986.

NAME, AGE, POSITION,
LENGTH OF SERVICE                  PRINCIPAL OCCUPATION DURING PAST FIVE YEARS
--------------------------------------------------------------------------------
J. Thompson Weller*,             Mr. Weller has been a Managing Director and
Age 40, Assistant Secretary,     Controller of Morgan Keegan & Company, Inc.
Since 2003 / 2004(1)             since October 2001. He was Senior Vice
                                 President and Controller of Morgan Keegan &
                                 Company, Inc. from October 1998 to October
                                 2001, Controller and First Vice President from
                                 February 1997 to October 1998, Controller and
                                 Vice President from 1995 to February 1997 and
                                 Assistant Controller from 1992 to 1995.

David M. George*,                Mr. George has been the Chief Compliance
Age 52, Chief                    Officer of Morgan Asset Management, Inc. and a
Compliance Officer,              Senior Vice President of Morgan Keegan &
Since 2004                       Company, Inc. since August 2004. He was an
                                 Assistant Director of Compliance and Senior
                                 Vice President of Morgan Keegan & Company, Inc.
                                 from April 2002 to August 2004. He was a Branch
                                 Manager and First Vice President of Morgan
                                 Keegan & Company, Inc. from April 2001 to April
                                 2002. He was a Branch Administrative Officer of the Private Client Group and First Vice
                                 President of Morgan Keegan & Company, Inc. from
                                 July 1999 to April 2001. He was a Compliance
                                 Administrator and Vice President of Morgan
                                 Keegan & Company, Inc. from August 1995 to July
                                 1999.

(1) RMK HIGH INCOME FUND, RMK STRATEGIC INCOME FUND AND RMK ADVANTAGE INCOME FUND COMMENCED INVESTMENT OPERATIONS ON JUNE 24, 2003, MARCH 18, 2004 AND NOVEMBER 8, 2004, RESPECTIVELY.

OFFICERS OF THE FUNDS ARE ELECTED AND APPOINTED BY THE BOARD OF DIRECTORS AND HOLD OFFICE UNTIL THEY RESIGN, ARE REMOVED, OR ARE OTHERWISE DISQUALIFIED TO SERVE.

JOSEPH C. WELLER IS THE FATHER OF J. THOMPSON WELLER. THE ADDRESS OF MESSRS. MAXWELL, WELLER, WELLER, AND GEORGE IS FIFTY NORTH FRONT STREET, MEMPHIS, TENNESSEE 38103. THE ADDRESS OF MESSRS. ANTHONY AND GAMBLE IS 417 NORTH 20TH STREET, 15TH FLOOR, BIRMINGHAM, ALABAMA 35203.

                           DIVIDEND REINVESTMENT PLAN

The Funds offer a dividend reinvestment plan (the "Plan") pursuant to which shareholders, unless they elect otherwise, automatically have dividends and capital gains distributions reinvested in common shares of the fund by EquiServe Trust Company, N.A. and EquiServe, Inc. (together, the "Plan Agent"). Shareholders who elect not to participate in the Plan receive all distributions in cash paid by wire or check mailed directly to the recordholder by the Plan Agent.

HOW THE PLAN WORKS
After the funds declare a dividend or determine to make a capital gain distribution, the Plan Agent will acquire shares for the participants' accounts, depending upon the circumstances described below, either (i) through receipt of newly-issued shares of the fund or (ii) by open-market purchases as follows:

     o If, on the payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in newly-issued shares on behalf of the participants. The number of newly-issued shares to be credited to each participant's account will be determined by dividing the dollar amount of the distribution by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the distribution will be divided by 95% of the market price on the payment date. Because common shares may be issued at less than their market price, Plan participants may get a benefit that non-participants do not.

     o If, on the payment date, the NAV is greater than the market value per share plus estimated brokerage commissions, the Plan Agent will invest the distribution amount in shares acquired on behalf of the participants in open-market purchases, which may be made on the NYSE, in the over-the-counter market or in negotiated transactions and may be on such terms as to price, delivery and otherwise as the Plan Agent shall determine. It is possible that the market price for the shares may increase before the Plan Agent has completed its purchases. Therefore, the average purchase price per share the Plan Agent pays may exceed the market price thereof on the payment date. If the market price per share increases so that it equals or exceeds the NAV per share (minus estimated brokerage commissions), the Plan Agent will cease its purchases. Otherwise, the Plan Agent will use all distributions received in cash to purchase shares in the open market on or shortly after the payment date, but in no event more than thirty
          (30) days after the payment date, except where temporary curtailment or suspension of purchase is necessary to comply with applicable provisions of the federal securities laws. If the Plan Agent is unable to invest the full amount through open-market purchases during the purchase period, the Plan Agent will request that, with respect to the uninvested portion of such amount, the fund issue new shares at the close of business on the earlier of the last day of the purchase period or the first day during the purchase period on which the NAV per share (minus estimated brokerage commissions) equals or is less than the market price per share.

COSTS OF THE PLAN
The Plan Agent's fees for the handling of the reinvestment of dividends and other distributions will be paid by the fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open-market purchases in connection with the reinvestment of dividends and other distributions. If a participant elects to have the Plan Agent sell part or all of his or her shares and remit the proceeds, the participant will be subject to a $15.00 service fee and a $0.12 per share sold processing fee (which includes applicable brokerage commissions the Plan Agent is required to pay). The participant will not be charged any other fees for this service. However, the fund reserves the right to amend the Plan to include a service fee payable by the participant.

TAX IMPLICATIONS
The automatic reinvestment of dividends or distributions does not relieve participants of any taxes which may be payable on such dividends or distributions. Participants will receive tax information annually for their personal records and to help them prepare their federal income tax return. For further information as to the tax consequences of participation in the Plan, participants should consult with their own tax advisors.

RIGHT TO WITHDRAW
Participants may withdraw from the Plan by calling the Plan Agent at 800-426-5523, writing to the Plan Agent at P.O. Box 43010, Providence, Rhode Island 02940-3010 or completing and returning the transaction form attached to each Plan statement. The withdrawal will be effective immediately if the participant's notice is received by the Plan Agent not less than ten days prior to any dividend or distribution record date. Otherwise, the withdrawal will be effective the first trading day after the payment date for the dividend or distribution with respect to any subsequent dividend or distribution.

                                 PRIVACY POLICY

The Regions family of companies(1) is committed to safeguarding the personal financial information you entrust to us. The information we collect is limited to what we believe is necessary or useful to conduct our business; to administer your records, accounts and funds; to comply with laws and regulations; to help us design or improve products and services; and to understand your financial needs so that we can provide you with quality products and superior service. We collect this information from you on applications or other forms and from the transactions you conduct with us, our affiliates, or others. We do not disclose any nonpublic personal information about you or any of our former customers to anyone, except as permitted by applicable law. For instance, we may share information with Regions companies providing financial and related services, such as our securities broker-dealers, our insurance companies and agencies, our banks and our mortgage companies as well as Regions companies providing non-financial services, such as our operations and servicing companies. In addition, to conduct company business and to offer products or services that may complement your relationship with us, we may also share information we collect about you with companies that perform services for us or on our behalf, such as vendors we hire to prepare account statements or to provide support for one or more of our products and services. These companies act on our behalf, and are contractually obligated to keep the information we provide to them confidential and to use the information only for the purposes authorized. To protect your nonpublic personal information internally, we permit access to it only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your information. If you have any questions about our privacy policy, please call us at 800-366-7426.

(1) The Regions family of companies includes Regions Bank, Regions Mortgage, EquiFirst Corp., Morgan Keegan & Company, Inc., Morgan Asset Management, Inc., Regions Morgan Keegan Select Funds, Morgan Keegan Select Fund, Inc., RMK Advantage Income Fund, Inc., RMK High Income Fund, Inc., RMK Strategic Income Fund, Inc., Regions Morgan Keegan Trust, Rebsamen Insurance, and other Regions affiliates.

                            SUPPLEMENTAL INFORMATION

BOARD APPROVAL OF INVESTMENT ADVISORY AGREEMENT

At an organizational meeting for RMK Advantage Income Fund, Inc. in November 2004, the Board, and separately the Independent Directors, approved the investment advisory agreement ("Agreement") between the Fund and Morgan Asset Management, Inc. (the "Adviser"). In voting to approve the Agreement, the Board considered the overall fairness of the Agreement and a variety of specific factors, such as: (1) the nature, scope and quality of the services to be provided to the Fund under the Agreement; (2) the investment personnel of the Adviser and its performance in connection with advising similar accounts; (3) the level of the fee and the overall projected expenses of the Fund and how those compared to other similar funds; and (4) the likely costs of the Adviser and its affiliates in performing the services required under the Agreement and related agreements. The Board did not identify any single factor or information as all-important or controlling.

In examining the nature, scope and quality of the services to be provided by the Adviser to the Fund, the Board noted the extensive responsibilities that the Adviser would have as investment adviser to the Fund, including the responsibility (1) to make investment decisions on behalf of the Fund; (2) to place all orders for the purchase and sale of investments for the Fund's portfolio with brokers or dealers selected by the Adviser; and (3) to perform certain related administrative functions in connection therewith. The Board examined the background of the Adviser's portfolio manager with responsibility for the Fund and concluded that the Fund would benefit from the quality and experience of that portfolio manager, the Adviser's investment and research tools and the team's expanded resources.

With respect to fund performance, the Board considered, in the absence of the Fund having any history of its own, the Adviser's historic performance in connection with similar accounts and funds managed by the Adviser relative to peer groups and appropriate indices/benchmarks.

The Board also considered the terms and fee structure of the Agreement. The Board reviewed information about the advisory fee rate and overall projected expense ratio of the Fund and comparable fee rates and expense ratios of a peer group of other closed-end funds. The Board also compared the Fund's advisory fee to the advisory fees charged by the Adviser to its other accounts. In that connection, the Board considered the differences in the level of services provided and the differences in responsibility of the Adviser for the Fund and the other accounts.

The Board also considered that, because the Fund is a closed-end investment company, the maximum number of shares of which were capped, it was unlikely to grow in the near term to a size where material economies of scale by the Adviser would be realized.

With regard to profitability, the Board considered all compensation flowing to the Adviser and its affiliates, directly or indirectly. The Board also considered whether the levels of compensation and expected profitability under the Agreement and other service agreements were reasonable and justified in light of the quality of all services proposed to be rendered to the Fund by the Adviser and its affiliates. In this connection, the Board evaluated the Adviser's projected costs in serving as investment adviser to the Fund, including the costs associated with the personnel, systems and equipment necessary to perform its functions. The Board especially noted the risk of the Fund not achieving significant asset levels in its public offering. It also noted the costs undertaken by the Adviser at that stage of the Fund's offering that might never be recovered.

Based on these considerations and the overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser, the Board approved the Agreement as in the best interests of the Fund.

PROXY VOTING RESULTS FROM ANNUAL MEETING OF STOCKHOLDERS

The Annual Meeting of Stockholders of RMK High Income Fund, Inc. (NYSE: RMH) was held on Friday, July 16, 2004. The matters considered at the meeting together with the actual vote tabulations relating to such matters are as follows:

Proposal 1: To elect three Class I Directors to serve until the next annual meeting of stockholders in 2007, or until their successors are elected and qualified.

NOMINEES:                                           FOR             WITHHELD
-------------------------------------------  -------------------  --------------
J. Kenneth Alderman                            18,935,688.1673     113,051.0000
William Jefferies Mann                         18,923,126.1673     125,613.0000
James Stillman R. McFadden                     18,929,801.1673     118,938.0000

PROXY VOTING POLICIES AND PROCEDURES AND RECORD OF VOTING ACTIVITY

The Funds vote proxies related to their portfolios' securities according to a set of policies and procedures approved by the Funds' board. A description of the policies and procedures may be obtained, without charge, by calling 800-564-2188 or by visiting the SEC's website at www.sec.gov. You may also view the proxy voting activity for each Fund during the most recent twelve month period ended June 30 by visiting the Funds' website at www.rmkfunds.com.

QUARTERLY REPORTS ON PORTFOLIO HOLDINGS

The Funds file a Form N-Q with the SEC no more than sixty days after the close of the Fund's first and third quarters of their fiscal year. Form N-Q includes a schedule of each Fund's portfolio holdings as of the end of those fiscal quarters. The Funds' Form N-Q filings may be found on the SEC's website at www.sec.gov. The Funds' N-Q filings may also be reviewed and copies at the SEC's Public Reference Room in Washington, D.C. Call 800-SEC-0330 for information on the operation of the Public Reference Room.

FEDERAL TAX INFORMATION (UNAUDITED)

Of the ordinary income distributions paid during the calendar year ended December 31, 2004, 0.9%, 0% and 0% was attributable to Federal tax obligations for RMK Advantage Income Fund, RMK High Income Fund and RMK Strategic Income Fund, respectively. In calculating the percentages, Fund expenses were allocated on a pro rata basis.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. Please consult your tax adviser to determine if any portion of the dividends you received is exempt from state income tax.

INVESTMENT ADVISER                     ADMINISTRATOR
Morgan Asset Management, Inc.          Morgan Keegan & Company, Inc.
417 North 20th Street, 15th Floor      Morgan Keegan Tower
Birmingham, AL 35203                   50 North Front Street
                                       Memphis, TN 38103

CUSTODIAN                              LEGAL COUNSEL
State Street Bank & Trust Company      Kirkpatrick & Lockhart Nicholson Graham
108 Myrtle Street                      LLP
Quincy, MA 02171                       1800 Massachusetts Avenue, N.W.
                                       Washington, D.C. 20036
TRANSFER AGENT
EquiServe                              INDEPENDENT REGISTERED PUBLIC ACCOUNTING
P. O. Box 43010                        FIRM
Providence, RI 02940-3011              PricewaterhouseCoopers LLP
                                       Morgan Keegan Tower
                                       50 North Front Street, Suite 1000
                                       Memphis, TN 38103

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares. Statements and other information contained in this report are as dated and are subject to change.

                       REGIONS MORGAN KEEGAN FUND COMPLEX

The Regions Morgan Keegan Fund complex offers mutual funds with a broad variety of investment objectives to meet the financial needs of all types of investors. With more than $5.9 billion in assets, the Fund complex includes six equity funds, two balanced funds, six bond funds, two tax-exempt bond funds, four money market funds and three closed end funds. You may see an overview of each Fund by visiting the Funds' website at www.rmkfunds.com. You may also download each Fund's most recent marketing flyer, prospectus, and annual and semi-annual reports to shareholders.

REGIONS MORGAN KEEGAN SELECT FAMILY OF FUNDS

o     Equity Funds
      Regions Morgan Keegan Select Mid Cap Growth Fund Regions Morgan Keegan Select Growth Fund Regions Morgan Keegan Select LEADER Growth Equity Fund Regions Morgan Keegan Select LEADER Growth & Income Fund Regions Morgan Keegan Select Mid Cap Value Fund Regions Morgan Keegan Select Value Fund

o     Balanced Funds
      Regions Morgan Keegan Select Balanced Fund
      Regions Morgan Keegan Select LEADER Balance Fund

o     Bond Funds
      Regions Morgan Keegan Select High Income Fund* Regions Morgan Keegan Select Intermediate Bond Fund* Regions Morgan Keegan Select Fixed Income Fund Regions Morgan Keegan Select LEADER Intermediate Bond Fund Regions Morgan Keegan Select Limited Maturity Government Fund Regions Morgan Keegan Select LEADER Short Term Bond Fund*

o     Tax-Exempt Bond Funds
      Regions Morgan Keegan Select Intermediate Tax Exempt Bond Fund Regions Morgan Keegan Select LEADER Tax-Exempt Bond Fund

o     Money Market Funds
      Regions Morgan Keegan Select Treasury Money Market Fund
      Regions Morgan Keegan Select Government Money Market Fund
      Regions Morgan Keegan Select LEADER Money Market Fund
      Regions Morgan Keegan Select LEADER Tax-Exempt Money Market Fund

REGIONS MORGAN KEEGAN CLOSED-END FUNDS

o     RMK Advantage Income Fund, Inc. (NYSE: RMA)*

o     RMK High Income Fund, Inc. (NYSE: RMH)*

o     RMK Strategic Income Fund, Inc. (NYSE: RSF)*

* Bond funds managed by James C. Kelsoe, Jr., CFA

ITEM 2. CODE OF ETHICS.

RMK High Income Fund, Inc. (the "Fund") has adopted a code of ethics that applies to the Fund's principal executive officer and principal financial officer. The Fund has not made any substantive amendments to its code of ethics during the covered period. The Fund also has not granted any waivers from any provisions of the code of ethics during the covered period. A copy of the Fund's code of ethics is filed as an exhibit to this Form N-CSR. The Fund undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when he or she calls the Fund at 1-800-366-7426.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Fund's Board of Directors has determined that James Stillman R. McFadden, W. Randall Pittman and Mary S. Stone are audit committee financial experts, as defined in Item 3 of Form N-CSR, serving on its audit committee. Messrs. McFadden and Pittman and Ms. Stone are independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit and Non-Audit Fees
------------------------

The SEC's auditor independence rules require the Audit Committee of the Fund to pre-approve (a) all audit and permissible non-audit services provided by the Fund's independent registered public accountants directly to the Fund and (b) those permissible non-audit services provided by the Fund's independent registered public accountants to the Fund's investment adviser and any entity controlling, controlled by or under common control with the Fund's investment adviser that provides ongoing services to the Fund (the "Affiliated Service Providers"), if the services relate directly to the operations and financial reporting of the Fund.

The first table below sets forth for the Fund, for its fiscal year ended March 31, 2005 and the fiscal period ended March 31, 2004, the fees billed by its independent registered public accountants for all audit and non-audit services provided directly to the Fund. The Fund's independent registered public accountants did not provide any non-audit services to the Fund's Affiliated Service Providers. The Fund commenced operations on June 24, 2003.

Fees for audit and non-audit services provided directly to the Fund:


    Audit Fees      Audit-Related Fees($)      Tax Fees      All Other Fees
    ----------      ---------------------      --------      --------------
        2005                2005                 2005             2005
        ----                ----                 ----             ----

     $34,000                None                $2,000            None


    Audit Fees      Audit-Related Fees($)      Tax Fees      All Other Fees
    ----------      ---------------------      --------      --------------
       2004                 2004                 2004             2004
       ----                 ----                 ----             ----

     $48,600                None                 None             None

Fees for non-audit services provided to the Fund's Affiliated Service Providers for which pre-approval by the Audit Committee was required:


    Audit Fees      Audit-Related Fees($)      Tax Fees      All Other Fees
        2005                2005                 2005            2005
        ----                ----                 ----            ----

        None                None                 None            None


    Audit Fees      Audit-Related Fees($)      Tax Fees      All Other Fees
        2004                2004                 2004            2004
        ----                ----                 ----            ----

        None                None                 None            None


Aggregate non-audit fees for services provided to the Fund and its Affiliated Service Providers, regardless of whether pre-approval was required.

                           Aggregate Non-Audit Fees($)
                           ---------------------------
                                      2005
                                      ----

                                      None


                           Aggregate Non-Audit Fees($)
                           ---------------------------
                                      2004
                                      ----

                                      None

Pre-Approval of Audit and Non-Audit Services
--------------------------------------------

Audit, audit-related and tax compliance services provided to the Fund on an annual basis require pre-approval by the Fund's Audit Committee. The Audit Committee pre-approves these services on a case-by-case basis. As noted above, the Audit Committee also must approve other non-audit services provided to the Fund and those non-audit services provided to the Fund's Affiliated Service Providers that relate directly to the operations and financial reporting of the Fund. Any individual project that does not exceed $15,000 may be pre-approved by the chair of the Audit Committee. Any proposed services exceeding that cost level requires specific pre-approval by the Audit Committee.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund has a separately-designated standing audit committee in accordance with
Section 3(a)(58)(A) of the Securities Exchange Act of 1934 consisting of William Jefferies Mann, James Stillman R. McFadden, W. Randall Pittman, Mary S. Stone and Archie W. Willis III.

ITEM 6.  SCHEDULE OF INVESTMENTS.

This schedule is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The Fund's Board of Directors has delegated to the Fund's investment adviser, Morgan Asset Management, Inc. (the "Adviser), the responsibility to vote proxies related to the securities held in the fund's portfolios. Under this authority, the Adviser is required to vote proxies related to portfolio securities in the best interests of each fund and its stockholders. The Board permits the Adviser to contract with a third party to obtain proxy voting and related services, including research of current issues.

The Adviser has implemented written Proxy Voting Policies and Procedures ("Proxy Voting Policy") that are designed to reasonably ensure that the Adviser votes proxies prudently and in the best interest of its clients for whom the Adviser has voting authority, including the fund. The Proxy Voting Policy also describes how the Adviser addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

The Adviser's Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, the Adviser utilizes Institutional Shareholder Services Inc. ("ISS") to vote proxies in accordance with the Adviser's voting guidelines.

The Adviser's guidelines adopt the voting recommendations of ISS. The Adviser retains final authority and fiduciary responsibility for proxy voting. The Adviser believes that this process is reasonably designed to addressmaterial conflicts of interest that may arise between the Adviser and a client as to how proxies are voted.

In the event that an investment professional at the Adviser believes that it is in the best interests of a client or clients to vote proxies in a manner inconsistent with the Adviser's proxy voting guidelines or in a manner inconsistent with ISS recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between the Adviser and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between the Adviser and the client or clients with respect to the voting of the proxy, the

Proxy Committee shall: (i) take no further action, in which case ISS shall vote such proxy in accordance with the proxy voting guidelines or as ISS recommends;
(ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or
(iv) engage another independent third party to determine how to vote the proxy.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Form N-CSR disclosure requirement not yet effective with respect to the Fund.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

There were no reportable purchases for the period covered by this report.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which stockholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item 10.

ITEM 11. CONTROLS AND PROCEDURES.

      (a)Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-2(c) under the Act), the President and Treasurer of the Fund have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Fund is accumulated and communicated to the Fund's management to allow timely decisions regarding required disclosure.

      (b)There has been no change in the Fund's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12. EXHIBITS.

      (a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto.

      (b)The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Fund has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Fund)    RMK High Income Fund, Inc.
      ------------------------------------------------------
By (Signature and Title)    /s/ Carter E. Anthony
                            ---------------------
                            Carter E. Anthony, President

Date:  May 27, 2005
     --------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Fund and in the capacities and on the dates indicated.


By (Signature and Title)  /s/ Carter E. Anthony
                          ---------------------
                          Carter E. Anthony, President and Principal
                          Executive Officer

Date:  May  27, 2005
     ---------------

By (Signature and Title)  /s/ Joseph C. Weller
                          --------------------
                          Joseph C. Weller, Treasurer and Principal Financial Officer

Date:  May 27, 2005
     --------------